As filed with the Securities and Exchange Commission
                                on April 9, 1998



                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549


                                                                          _____
        Registration Statement Under The Securities Act of 1933           _____
                                                                          _____
                    Pre-Effective Amendment No.                           _____


                    Post-Effective Amendment No. l5                       __X__

                                     and/or
                                                                          _____
Registration Statement Under The Investment Company Act of 1940           _____
                                                                          _____
                            Amendment No. 17                              __X__


                        (Check appropriate box or boxes)



                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     75 Maiden Lane
     New York, New York                                     10038
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:       212-806-8800



                               Mr. Gregory S. Duch
                           Fred Alger Management, Inc.
                                 75 Maiden Lane
                               New York, NY 10038
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



                              Page 1 of _____ Pages
                           Exhibit Index at Page _____

It is proposed that this filing will become effective (check appropriate box):


_____
_____     immediately upon filing pursuant to paragraph (b), or



_____
__X__     on May 1, 1998 pursuant to paragraph (b), or


_____
_____     60 days after filing pursuant to paragraph (a), or



_____
_____     on [date] pursuant to paragraph (a) of Rule 485


                                   ----------


                        DECLARATION PURSUANT TO RULE 24f-2




  Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Securities (a)(l) of Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1997 was filed on February 26, 1998.

                            THE ALGER AMERICAN FUND

                                   FORM N-1A

                             CROSS REFERENCE SHEET

PART A
ITEM NO.                                          PROSPECTUS HEADING
--------                                          ------------------

1.   Cover Page .............................     Front Cover Page

2.   Synopsis ...............................     Portfolio Expenses

3.   Condensed Financial Information ........     Financial Highlights

4.   General Description of Registrant ......     Front Cover Page; The Alger
                                                  American Fund; Investment
                                                  Objectives and Policies;
                                                  Investment Practices;
                                                  Management of the Fund

5.   Management of the Fund .................     Management of the Fund

6.   Capital Stock and Other Securities .....     Front Cover Page; Management
                                                  of the Fund; Dividends and
                                                  Distributions; Taxes; Investor
                                                  and Shareholder Information

7.   Purchase of Securities Being Offered ...     Management of the Fund; Net
                                                  Asset Value; Purchases and
                                                  Redemptions;

8.   Redemption or Repurchase ...............     Purchases and Redemptions

9.   Pending Legal Proceedings ..............     Not Applicable

PART B
ITEM NO.                                          PROSPECTUS HEADING
--------                                          ------------------


10.  Cover Page .............................     Front Cover Page

11.  Table of Contents ......................     Contents

12.  General Information and History ........     Organization

13.  Investment Objectives and Policies .....     Investment Objectives and
                                                  Policies; Appendix

14.  Management of the Fund .................     Management

15.  Control Persons and Principal Holders
          of Securities .....................     Certain Shareholders

16.  Investment Advisory and Other Services .     Management; Custodian and
                                                  Transfer Agent; Purchases; See
                                                  in the Prospectus "Management
                                                  of the Fund"

17.  Brokerage Allocation and Other
          Practices .........................     Investment Objectives and
                                                  Policies


18.  Capital Stock and Other Securities .....     Organization; See in the
                                                  Prospectus "Dividends and
                                                  Distributions" and "Management
                                                  of the Fund"


19.  Purchase, Redemption and Pricing of
          Securities Being Offered ..........     Net Asset Value; Purchases and
                                                  Redemptions

20.  Tax Status .............................     Taxes; See in the Prospectus
                                                  "Taxes"

21.  Underwriters ...........................     Purchases and Redemptions

22.  Calculation of Performance Data ........     Determination of Performance;
                                                  See in the Prospectus
                                                  "Performance"

23.  Financial Statements ...................     Financial Statements


PART C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
----------

                         THE |
                       ALGER | 75 Maiden Lane
                    AMERICAN | New York, New York 10038
                        FUND | (800) 992-FUND (992-3863)




   The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in six portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The six Portfolios are:

                              o  Alger  American  Balanced   Portfolio

                              o  Alger American Income and Growth Portfolio

                              o  Alger American Small Capitalization Portfolio

                              o  Alger American Growth Portfolio

                              o  Alger American MidCap Growth Portfolio

                              o  Alger American Leveraged AllCap Portfolio


   Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "The Alger American Fund."

   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


   This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.


 FRED ALGER |                               FRED ALGER |
MANAGEMENT, | INVESTMENT MANAGER             & COMPANY | DISTRIBUTOR
       INC. |                             INCORPORATED |

--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                                   MAY 1, 1998

--------------------------------------------------------------------------------
                          CONTENTS

                                                 Page
                                                -----

Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
The Alger American Fund........................     1
Participating Insurance Companies and Plans....     1
Investment Objectives and Policies.............     1
  Alger American Balanced Portfolio............     1
  Alger American Income and Growth
    Portfolio..................................     2
  Alger American Small Capitalization
    Portfolio..................................     2
  Alger American Growth Portfolio..............     2
  Alger American MidCap Growth
    Portfolio..................................     2
  Alger American Leveraged AllCap
    Portfolio..................................     2
Investment Practices...........................     3
Management of the Fund.........................     5
Net Asset Value................................     7
Purchases and Redemptions......................     7
Dividends and Distributions....................     7
Taxes..........................................     7
Performance....................................     8
Investor and Shareholder Information...........     8

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The Table does not reflect charges and deductions which are, or may be, imposed under the VA contracts, VLI policies or Plans; such charges and deductions are described in the prospectus for the VA contract or VLI policy accompanying this Prospectus or in the Plan documents.

   The Example below shows the amount of expenses you would pay on a $1,000 investment in a Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


                                                        Alger        Alger                    Alger      Alger
                                             Alger    American     American       Alger     American   American
                                           American  Income and      Small      American     MidCap    Leveraged
                                           Balanced    Growth   Capitalization   Growth      Growth     AllCap
                                           Portfolio  Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                                           ---------  ---------    ---------    ---------   ---------  ---------
Shareholder Transaction Expenses

Maximum Sales Load Imposed on
   Purchases.............................    None         None        None        None        None        None
Maximum Sales Load Imposed
  on Reinvested Dividends................    None         None        None        None        None        None
Deferred Sales Load......................    None         None        None        None        None        None
Redemption Fees..........................    None         None        None        None        None        None
Exchange Fees............................    None         None        None        None        None        None

Annual Fund Operating Expenses
  (as a percentage of average net assets)


Management Fees..........................     .75%       .625%         .85%        .75%        .80%        .85%
12b-1 Fees...............................      --          --           --          --          --          --
Other Expenses...........................     .26%       .115%         .04%        .04%        .04%        .15%*
                                             ----        ----          ---         ---         ---        ----
Total Fund Operating Expenses ...........    1.01%        .74%         .89%        .79%        .84%       1.00%
                                             ====        ====          ===         ===         ===        ====




   *Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is 0.04% of interest expense.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


One Year.................................    $ 10          $ 8        $  9         $ 8        $  9        $ 10
Three Years..............................      32           24          28          25          27          32
Five Years...............................      56           41          49          44          47          55
Ten Years................................     124           92         110          98         104         122

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights for the years ended December 31, 1990 through 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.



THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                          Year Ended December 31,
                              ---------------------------------------------------------------------------------
                                 1997       1996     1995    1994      1993     1992   1991     1990    1989(ii)
                              ---------- -------- -------- --------  -------  ------- -------  -------  -------
Net asset value,
  beginning of year.......... $    34.33 $  31.16 $  23.13 $  24.67  $ 20.17  $ 18.00 $ 12.86  $ 12.41  $ 10.00
                              ---------- -------- -------- --------  -------  ------- -------  -------  -------
Net investment income........       0.13     0.12     0.02     0.07     0.03     0.03    0.08(i)  0.07     0.09
Net realized and unrealized
  gain on investments........       8.66     4.00     8.33     0.15     4.50     2.19    5.11     0.44     2.32
                              ---------- -------- -------- --------  -------  ------- -------  -------  -------
  Total from investment
    operations...............       8.79     4.12     8.35     0.22     4.53     2.22    5.19     0.51     2.41
                              ---------- -------- -------- --------  -------  ------- -------  -------  -------
Dividends from net investment
  income.....................      (0.13)   (0.02)   (0.07)   (0.03)   (0.03)   (0.03)  (0.05)   (0.06)      --
Distributions from net realized
  gains......................      (0.23)   (0.93)   (0.25)   (1.73)      --    (0.02)     --       --       --
                              ---------- -------- -------- --------  -------  ------- -------  -------  -------
  Total Distributions........      (0.36)   (0.95)   (0.32)   (1.76)   (0.03)   (0.05)  (0.05)   (0.06)      --
                              ---------- -------- -------- --------  -------  ------- -------  -------  -------
Net asset value, end of year. $    42.76 $  34.33 $  31.16 $  23.13  $ 24.67  $ 20.17 $ 18.00  $ 12.86  $ 12.41
                              ========== ======== ======== ========  =======  ======= =======  =======  =======

Total Return.................      25.75%   13.35%   36.37%    1.45%   22.47%   12.38%  40.39%    4.14%   24.10%(iii)
                              ========== ======== ======== ========  =======  ======= =======  =======  =======

Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted).......... $1,072,529 $991,028 $502,974 $150,390  $74,878  $30,316 $10,094  $ 1,228  $   171
                              ========== ======== ======== ========  =======  ======= =======  =======  =======

  Ratio of expenses to average
    net assets...............       0.79%    0.79%    0.85%    0.86%    0.97%    0.99%   1.29%    1.50%    1.50%
                              ========== ======== ======== ========  =======  ======= =======  =======  =======

  Decrease reflected in above
    expense ratios due to
    expense reimbursements...         --      --       --       --        --       --      --     2.31%    7.32%
                              ========== ======== ======== ========  =======  ======= =======  =======  =======

  Ratio of net investment income
    to average net assets....       0.27%    0.50%    0.18%    0.48%    0.25%    0.33%   0.52%    1.69%    1.30%
                              ========== ======== ======== ========  =======  ======= =======  =======  =======

  Portfolio Turnover Rate....     129.50%   82.86%  118.33%  111.76%  112.64%   63.91%  58.95%   86.77%   79.59%
                              ========== ======== ======== ========  =======  ======= =======  =======  =======

Average Commission
  Rate Paid.................. $    .0697 $  .0683
                              ========== ========

 (i)  Amount was computed based on average shares outstanding during the period.

(ii)  For the period  January 9, 1989  (commencement  of operations) to December
      31, 1989. Ratios have been annualized; total return has not been annualized.

(iii) Unaudited.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       Year Ended December 31,
                          ---------------------------------------------------------------------------------------------------
                           1997         1996      1995      1994      1993     1992      1991      1990     1989    1988(iii)
                          --------  ----------  -------- --------  --------  --------  -------  -------- --------   ---------
Net asset value,
  beginning of year...... $  40.91  $    39.41  $  27.31 $  30.88  $  27.26  $  26.79 $  17.02  $  15.79 $   9.60   $  10.00
                          --------  ----------  -------- --------  --------  --------  -------  -------- --------   --------
Net investment
  income (loss)..........    (0.05)(i)   (0.04)(i) (0.09)   (0.03)(i) (0.05)    (0.06)   (0.03)     0.02     0.04       0.06
Net realized and
  unrealized gain
  (loss) on investments..     4.45        1.70     12.19    (1.45)     3.67      0.91     9.82      1.35     6.15      (0.40)
                          --------  ----------  -------- --------  --------  --------  -------  -------- --------   --------
  Total from investment
    operations...........     4.40        1.66     12.10    (1.48)     3.62      0.85     9.79      1.37     6.19      (0.34)
                          --------  ----------  -------- --------  --------  --------  -------  -------- --------   --------
Dividends from net
  investment income......       --          --        --       --       --         --    (0.02)    (0.01)      --      (0.06)
Distributions from net
  realized gains.........    (1.56)      (0.16)       --    (2.09)      --      (0.38)      --     (0.13)      --         --
                          --------  ----------  -------- --------  --------  --------  -------  --------  -------   --------
  Total Distributions....    (1.56)      (0.16)       --    (2.09)      --      (0.38)   (0.02)    (0.14)      --      (0.06)
                          --------  ----------  -------- --------  --------  --------  -------  -------- --------   --------
Net asset value, end
  of year................ $  43.75  $    40.91  $  39.41 $  27.31  $  30.88  $  27.26 $  26.79  $  17.02 $  15.79   $   9.60
                          ========  ==========  ======== ========  ========  ========  =======  ======== ========   ========
Total Return.............    11.39%       4.18%    44.31%   (4.38%)   13.28%     3.55%   57.54%     8.71%   64.48%(ii) (3.35%)(ii)
                          ========  ==========  ======== ========  ========  ========  =======  ======== ========   ========
Ratios and
  Supplemental Data:
  Net assets, end of year
    (000's omitted)...... $997,586  $1,469,518  $984,212 $397,037  $238,850  $135,718  $56,798  $  7,149 $    569   $     39
                          ========  ==========  ======== ========  ========  ========  =======  ======== ========   ========

  Ratio of expenses to
    average net assets...     0.89%       0.88%     0.92%    0.96%     1.03%     0.98%    1.06%     1.50%    1.50%      1.50%
                          ========  ==========  ======== ========  ========  ========  =======  ======== ========   ========
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements.......       --          --        --       --        --        --       --      0.33%    9.15%     12.31%
                          ========  ==========  ======== ========  ========  ========  =======  ========  =======   ========

  Ratio of net investment
    income (loss) to
    average net assets...    (0.12%)     (0.09%)   (0.48%)  (0.10%)   (0.35%)   (0.37%)  (0.12%)    0.50%    1.11%      2.27%
                          ========  ==========  ======== ========  ========  ========  =======  ========  =======   ========

  Portfolio Turnover
    Rate.................   104.43%     110.04%    80.66%  117.61%   148.07%   108.06%  125.90%   132.46%  133.61%     20.86%
                          ========  ==========  ======== ========  ========  ========  =======  ========  =======   ========

  Average Commission
    Rate Paid............  $ .0640     $ .0591
                           =======     =======

 (i)  Amount was computed based on average shares outstanding during the period.

(ii)  Unaudited.

(iii) For the period September 21, 1988 (commencement of operations) to December
      31,  1988. Ratios  have  been  annualized;   total  return  has  not  been
     annualized.


--------------------------------------------------------------------------------
                                       v


--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
INCOME AND GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             Year Ended December 31,
                          -----------------------------------------------------------------------------------------------------
                            1997        1996       1995     1994      1993      1992      1991      1990      1989     1988(ii)
                          --------    --------  --------  --------  --------  --------  --------  --------  --------  ---------
Net asset value,
  beginning of year...... $   8.42    $  17.79  $  13.30  $  15.31  $  13.93  $  13.08  $  10.67  $  10.74  $  10.00  $  10.00
                          --------    --------  --------  --------  --------  --------  --------  --------  --------  --------

Net investment income....     0.03        0.09(iii) 0.11(iii) 0.17      0.07      0.08      0.09      0.11      0.18      0.10
Net realized and
  unrealized gain (loss)
  on investments.........     2.94        1.87      4.54     (1.47)     1.37      1.02      2.41     (0.08)     0.56        --
                          --------    --------  --------  --------  --------  --------  --------  --------  --------  --------
  Total from investment
  operations.............     2.97        1.96      4.65     (1.30)     1.44      1.10      2.50      0.03      0.74      0.10
                          --------    --------  --------  --------  --------  --------  --------  --------  --------  --------
Dividends from net
  investment income......    (0.04)      (0.33)    (0.16)    (0.15)    (0.06)    (0.12)    (0.09)    (0.10)      --      (0.10)

Distributions from net
  realized gains.........    (0.36)     (11.00)       --     (0.56)       --     (0.13)       --        --       --        --
                          --------    --------  --------  --------  --------  --------  --------  --------  --------  --------
   Total Distributions...    (0.40)     (11.33)    (0.16)    (0.71)    (0.06)    (0.25)    (0.09)    (0.10)      --      (0.10)
                          --------    --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value,
   end of year .........  $  10.99  $     8.42  $  17.79   $ 13.30  $  15.31  $  13.93  $  13.08  $  10.67  $  10.74  $  10.00
                          ========  ==========  ========   =======  ========  ========  ========  ========  ========  ========
Total Return.............    36.29%      19.68%    35.13%    (8.28%)   10.34%     8.64%    23.51%     0.28%     7.40%(i)  0.95%(i)
                          ========  ==========  ========   =======  ========  ========  ========  ========  ========  ========
Ratios and
   Supplemental Data:
  Net assets, end of year
    (000's omitted)...... $ 47,399  $   20,910  $  8,639  $ 29,135  $ 31,895  $  8,671  $  2,663  $    436  $     98  $     28
                          ========  ==========  ========   =======  ========  ========  ========  ========  ========  ========
  Ratio of expenses to
    average net assets...     0.74%       0.81%     0.75%     0.75%     0.97%     1.25%     1.25%     1.25%     1.25%     1.25%
                          ========  ==========  ========   =======  ========  ========  ========  ========  ========  ========
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements.......       --          --        --        --        --      0.01%     0.66%     5.41%    23.72%    20.26%
                          ========  ==========  ========   =======  ========  ========  ========  ========  ========  ========
  Ratio of net investment
    income to average
    net assets...........     0.56%       0.94%     0.61%     1.22%     1.51%     1.62%     2.54%     3.61%     7.36%     7.30%
                          ========  ==========  ========   =======  ========  ========  ========  ========   =======  ========
  Portfolio Turnover Rate   150.09      121.60%   164.05%   177.97%   105.80%   100.62%    61.11%    56.90%       --        --
                          ========  ==========  ========   =======  ========  ========  ========  ========   =======  ========
Average  Commission
  Rate Paid.............. $  .0724    $  .0728
                          ========    ========

(i)   Unaudited.

(ii)  For the period November 15, 1988  (commencement of operations) to December
      31,  1988.  Ratios  have  been  annualized;   total  return  has not  been
      annualized.

(iii) Amount was computed based on average shares outstanding during the period.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
BALANCED PORTFOLIO (i)
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          Year Ended December 31,
                               -------------------------------------------------------------------------------
                                 1997    1996     1995      1994     1993     1992    1991     1990   1989(ii)
                               -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value,
  beginning of year..........  $  9.24  $ 13.64  $ 10.80  $ 11.58  $ 10.77  $ 10.02  $ 10.01  $ 10.04  $ 10.00
                               -------  -------  -------  -------  -------  -------  -------  -------  -------

Net investment income........     0.17     0.21(iv) 0.33(iv) 0.20     0.15     0.22     0.45     0.66     0.22
Net realized and unrealized
  gain (loss) on investments.     1.63     1.01     2.73    (0.70)    0.69     0.72     0.01    (0.03)    0.04
                               -------  -------  -------  -------  -------  -------  -------  -------  -------
  Total from investment
  operations ................     1.80     1.22     3.06    (0.50)    0.84     0.94     0.46     0.63     0.26
                               -------  -------  -------  -------  -------  -------  -------  -------  -------
Dividends from net investment
  income.....................    (0.12)   (0.73)   (0.22)   (0.13)   (0.03)   (0.19)   (0.45)   (0.66)   (0.22)
Distributions from net
  realized gains .............   (0.16)   (4.89)      --    (0.15)      --       --       --       --       --
                               -------  -------  -------  -------  -------  -------  -------  -------  -------
  Total Distributions........    (0.28)   (5.62)   (0.22)   (0.28)   (0.03)   (0.19)   (0.45)   (0.66)   (0.22)
                               -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of year.  $ 10.76  $  9.24  $ 13.64  $ 10.80  $ 11.58  $ 10.77  $ 10.02  $ 10.01   $10.04
                               =======  =======  =======  =======  =======  =======  =======  =======   ======

Total Return.................    19.82%   10.17%   28.62%   (4.27%)   7.79%    9.48%    4.70%    6.53%    2.65%(iii)
                               =======  =======  =======  =======  =======  =======  =======  =======   ======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted)..........  $16,614  $10,486  $ 3,671  $10,394  $ 7,848  $ 4,009  $ 1,487  $   365  $   131
                               =======  =======  =======  =======  =======  =======  =======  =======   ======
  Ratio of expenses to average
     net assets................   1.01%    1.14%    1.00%    1.08%    1.25%    1.25%    1.25%    1.25%    1.25%
                               =======  =======  =======  =======  =======  =======  =======  =======   ======
  Decrease reflected in above
    expense ratios due to
    expense reimbursements.....     --       --       --       --     0.19%    0.42%    1.37%    4.81%    5.89%
                               =======  =======  =======  =======  =======  =======  =======  =======   ======
  Ratio of net investment income
     to average net assets.....   2.14%    2.06%    2.49%    2.30%    2.05%    1.99%    4.22%    6.60%    6.92%
                               =======  =======  =======  =======  =======  =======  =======  =======   ======
  Portfolio Turnover Rate....   105.01%   68.66%  113.02%   78.80%   85.46%   15.27%      --   132.55%      --
                               =======  =======  =======  =======  =======  =======  =======  =======   ======
Average Commission
  Rate Paid..................  $ .0712  $ .0712
                               =======  =======


 (i)  Prior to October 1, 1992,  the Alger American  Balanced  Portfolio was the
      Alger American Fixed Income Portfolio.

(ii)  For the period September 5, 1989  (commencement of operations) to December
      31, 1989. Ratios have been annualized; total return has not been annualized.

(iii) Unaudited.

(iv)  Amount was computed based on average shares outstanding during the period.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                            From May 3, 1993
                                                                                            (commencement of
                                                                                               operations)
                                                     Year Ended December 31,             to December 31, 1993(i)
                                            --------------------------------------       ------------------------
                                              1997       1996       1995      1994
                                            --------   --------   --------  -------
Net asset value, beginning of year..........$  21.35   $  19.44   $  13.46   $ 13.72             $ 10.00
                                            --------   --------   --------   -------             -------

Net investment income (loss)................   (0.04)      0.03      (0.03)     0.00(ii)           (0.02)
Net realized and unrealized gain (loss)
  on investments............................    3.20       2.29       6.01     (0.21)               3.88
                                            --------   --------   --------   -------             -------
    Total from investment operations........    3.16       2.32       5.98     (0.21)               3.86
                                            --------   --------   --------   -------             -------
  Dividends from net investment income......   (0.01)        --         --        --                  --
  Distributions from net realized gains.....   (0.32)     (0.41)        --     (0.05)              (0.14)
                                            --------   --------   --------   -------             -------
    Total Distributions.....................   (0.33)     (0.41)        --     (0.05)              (0.14)
                                            --------   --------   --------   -------             -------
Net asset value, end of year................$  24.18   $  21.35   $  19.44   $ 13.46             $ 13.72
                                            ========   ========   ========   =======             =======

Total Return................................   15.01%     11.90%     44.45%    (1.54%)             38.67%
                                            ========   ========   ========   =======             =======

Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)...$444,967   $394,847   $185,349   $62,178             $21,301
                                            ========   ========   ========   =======             =======

  Ratio of expenses to average net assets...    0.84%      0.84%      0.90%     0.97%               1.50%
                                            ========   ========   ========   =======             =======

  Decrease reflected in above expense
    ratio due to expense reimbursements.....      --         --         --        --                0.03%
                                            ========   ========   ========   =======             =======

  Ratio of net investment income (loss)
    to average net assets...................   (0.15%)     0.08%     (0.25%)    0.03%              (0.58%)
                                            ========   ========   ========   =======             =======

  Portfolio Turnover Rate...................  151.98%     90.97%    104.74%    83.96%              67.22%
                                            ========   ========   ========   =======             =======

Average Commission
  Rate Paid.................................$  .0676   $  .0663
                                            ========   ========

 (i) Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
LEVERAGED ALLCAP PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                            From January 25, 1995
                                                               Year Ended December 31,        (commencement of
                                                              -------------------------          operations)
                                                                1997             1996      to December 31, 1995(i)
                                                              ---------        ---------  -----------------------

Net asset value, beginning of period.................         $   19.36        $   17.43           $ 10.00
                                                              ---------        ---------           -------

Net investment loss..................................             (0.03)           (0.03)(ii)        (0.03)
Net realized and unrealized gain on investments .....              3.84             2.14              7.46
                                                              ---------        ---------           -------
    Total from investment operations.................              3.81             2.11              7.43
Distribution from net realized gains.................                --            (0.18)               --
                                                              ---------        ---------           -------
Net asset value, end of period.......................         $   23.17        $   19.36           $ 17.43
                                                              =========        =========           =======
Total Return.........................................             19.68%           12.04%            74.30%
                                                              =========        =========           =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)..........         $  53,488        $  34,925           $ 5,497
                                                              =========        =========           =======

  Ratio of expenses excluding interest to
     average net assets..............................              0.96%            1.06%             1.50%
                                                              =========        =========           =======
  Ratio of expenses including interest to
     average net assets..............................              1.00%            1.09%             1.56%
                                                              =========        =========           =======
  Decrease reflected in above expense ratios
    due to expense reimbursements....................                --               --              2.36%
                                                              =========        =========           =======
  Ratio of net investment loss to average net assets.             (0.17%)          (0.15%)           (0.71%)
                                                              =========        =========           =======
  Portfolio Turnover Rate............................            164.27%          102.10%           178.23%
                                                              =========        =========           =======
Amount of debt outstanding at end of period..........                --               --                --
                                                              =========        =========           =======
Average amount of debt outstanding
   during the period.................................         $ 201,644        $  76,079           $ 8,122
                                                              =========        =========           =======
Average daily number of shares outstanding
   during the period.................................         2,135,458        1,107,187            75,460
                                                              =========        =========           =======
Average amount of debt per share during the period...         $    0.09        $    0.07           $  0.11
                                                              =========        =========           =======
Average Commission
     Rate Paid.......................................         $   .0703        $   .0682
                                                              =========        =========

  (i) Ratios have been annualized; total return has not been annualized.

 (ii) Amount was computed based on average shares outstanding during the period.


--------------------------------------------------------------------------------

                             THE ALGER AMERICAN FUND

   The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios of the Fund. The Fund may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for Plan participants.

   The Fund is a diversified, open-end management investment company that offers a selection of six Portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional Portfolios at any time.

                   PARTICIPATING INSURANCE COMPANIES AND PLANS

   The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.

                              INVESTMENT OBJECTIVES
                                  AND POLICIES


   The investment objectives of the Portfolios and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objectives will be achieved.


   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for the Alger American Leveraged AllCap Portfolio) of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes and that the Alger American Leveraged AllCap Portfolio may borrow for investment purposes as described below under "Alger American Leveraged AllCap Portfolio." The Statement of Additional Information contains additional investment restrictions.

ALGER AMERICAN BALANCED PORTFOLIO


   The investment objectives of the Portfolio are current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, to be of comparable quality to instruments so rated.

   The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.


ALGER AMERICAN INCOME AND GROWTH PORTFOLIO


   The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1998, the range of market capitalization of the companies in the Russell Index was $20 million to $4.25 billion; the range of market capitalization of the companies in the S&P Index at that date was $31 million to $3.7 billion. The combined range as of that date was $20 million to $4.25 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to Rtrack the performance of medium capitalization companies. As of March 31, 1998, the range of market capitalization of the companies within the S&P MidCap 400 Index was $201 million to $14.3 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

   The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."

IN GENERAL


   Alger American Small Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American Income and Growth Portfolio and the equity portion of Alger American Balanced Portfolio seek to achieve their investment objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% (or a higher percentage where so stated) of their total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their total assets) during temporary defensive periods. These amounts may be higher than those maintained by other funds with similar investment objectives.


   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by the other Portfolios.

                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS


   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Alger Management determines the liquidity of the Portfolios' Rule 144A investments.

LENDING OF PORTFOLIO SECURITIES


   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 33 1/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recover-ing the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.


FOREIGN SECURITIES

   Each  Portfolio  may  invest  up to  20%  of  its  total  assets  in  foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   Each Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

LEVERAGE THROUGH BORROWING

   Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS

   Alger American Leveraged AllCap Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered" (for a discussion of covered options, see the Statement of Additional Information). Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.

STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

   Alger American  Leveraged  AllCap Portfolio may purchase and sell stock index
futures  contracts  and  options  on  stock  index  futures   contracts.   These
investments may be made only for hedging, not speculative, purposes.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS


   In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes, firm commitment agreements and "when-issued" purchases; and the Alger American Balanced Portfolio may engage in reverse repurchase agreements. See "Investment Objectives and Policies" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND

ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote, such as approval of a Portfolio's agreement with Alger Management. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of the other Portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

PORTFOLIO MANAGERS

   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971 as Executive Vice President and Director of Research until 1995, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Steven R. Thumm serves as co-manager of the Alger American Balanced Portfolio. He has been employed by Alger Management as a fixed income analyst since 1991. Mr. Alger, Ms. Khoo, Mr. Tartaro and Mr. Thumm also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES

   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Income and Growth Portfolio-.625%; Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio-.85%; Alger American MidCap Growth Portfolio-.80%; Alger American Growth Portfolio and Alger American Balanced Portfolio-.75%.


   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Fund.


EXPENSES


   Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Balanced Portfolio or Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.


   The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

YEAR 2000 READINESS

   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.


                                 NET ASSET VALUE

   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

                                      TAXES

   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.


   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the plan.

                                  INVESTOR AND
                             SHAREHOLDER INFORMATION

    Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                                        THE|
                                      ALGER|
                                   AMERICAN|
                                       FUND|


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

              ---------------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
   Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, NY 10176

PROSPECTUS
----------

                                      THE|
                                    ALGER| 75 Maiden Lane
                                 AMERICAN| New York, New York 10038
                                     FUND| (800) 992-FUND (992-3863)





   The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in six portfolios. This
Prospectus sets forth information about five of these portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The five Portfolios discussed in this Prospectus are:

                    o  Alger American Income and Growth Portfolio
                    o  Alger American Small Capitalization Portfolio
                    o  Alger American Growth Portfolio
                    o  Alger American MidCap Growth Portfolio
                    o  Alger American Leveraged AllCap Portfolio


   Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "The Alger American Fund."

   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


   This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



     FRED ALGER |                          FRED ALGER |
    MANAGEMENT, | INVESTMENT MANAGER       & COMPANY, | DISTRIBUTOR
           INC. |                        INCORPORATED |



--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                                   MAY 1, 1998

--------------------------------------------------------------------------------

                                    CONTENTS

                                                 Page
                                                -----

Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
The Alger American Fund........................     1
Participating Insurance Companies and Plans....     1
Investment Objectives and Policies.............     1
  Alger American Income and Growth
    Portfolio..................................     1
  Alger American Small Capitalization
    Portfolio..................................     2
  Alger American Growth Portfolio..............     2
  Alger American MidCap Growth
    Portfolio..................................     2
  Alger American Leveraged AllCap
    Portfolio..................................     2
Investment Practices...........................     3
Management of the Fund.........................     5
Net Asset Value................................     7
Purchases and Redemptions......................     7
Dividends and Distributions....................     7
Taxes..........................................     7
Performance....................................     8
Investor and Shareholder Information...........     8


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The Table does not reflect charges and deductions which are, or may be, imposed under the VA contracts, VLI policies or Plans; such charges and deductions are described in the prospectus for the VA contract or VLI policy accompanying this Prospectus or in the Plan documents.

   The Example below shows the amount of expenses you would pay on a $1,000 investment in a Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.



                                                        Alger        Alger                    Alger      Alger
                                                      American     American       Alger     American   American
                                                     Income and      Small      American     MidCap    Leveraged
                                                       Growth   Capitalization   Growth      Growth     AllCap
                                                      Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                                                      ---------    ---------    ---------   ---------  ---------
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases..........         None        None        None        None        None
Maximum Sales Load Imposed
  on Reinvested Dividends........................         None        None        None        None        None
Deferred Sales Load..............................         None        None        None        None        None
Redemption Fees..................................         None        None        None        None        None
Exchange Fees....................................         None        None        None        None        None

Annual Fund Operating Expenses
  (as a percentage of average net assets)

Management Fees..................................        .625%         .85%        .75%        .80%        .85%
12b-1 Fees.......................................          --           --          --          --          --
Other Expenses...................................        .115%          04%        .04%        .04%        .15%*
                                                         ----          ---         ---         ---        ----
Total Fund Operating Expenses ...................         .74%         .89%        .79%        .84%       1.00%
                                                         ====          ===         ===         ===        ====


   *Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is 0.04% of interest expense.


Example
You would pay the following expenses on a $1,000
   investment, assuming (1) 5% annual return and
    (2) redemption at the end of each time period:
One Year.........................................         $ 8          $ 9         $ 8         $ 9        $ 10
Three Years......................................          24           28          25          27          32
Five Years.......................................          41           49          44          47          55
Ten Years........................................          92          110          98         104         122

--------------------------------------------------------------------------------
                                      iii

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights for the years ended December 31, 1990 through 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.


THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          YEAR ENDED DECEMBER 31,
                           -----------------------------------------------------------------------------------------------------

                              1997         1996        1995        1994       1993       1992       1991       1990     1989(ii)
                           ----------    --------    --------    --------    -------    -------    -------    ------    --------

Net asset value,
beginning of year .....    $    34.33    $  31.16    $  23.13    $  24.67    $ 20.17    $ 18.00    $ 12.86    $12.41    $10.00
                           ----------    --------    --------    --------    -------    -------    -------    ------    ------
Net investment income .          0.13        0.12        0.02        0.07       0.03       0.03       0.08(i)   0.07      0.09
Net realized and
  unrealized gain
  on investments ......          8.66        4.00        8.33        0.15       4.50       2.19       5.11      0.44      2.32
                           ----------    --------    --------    --------    -------    -------    -------    ------    ------
  Total from
     investment
     operations .......          8.79        4.12        8.35        0.22       4.53       2.22       5.19      0.51      2.41
                           ----------    --------    --------    --------    -------    -------    -------    ------    ------
Dividends from
  net investment
  income...............         (0.13)      (0.02)      (0.07)      (0.03)     (0.03)     (0.03)     (0.05)    (0.06)       --
Distributions from
   net realized
   gains...............         (0.23)      (0.93)      (0.25)      (1.73)        --      (0.02)        --        --        --
                           ----------    --------    --------    --------    -------    -------    -------    ------    ------
  Total Distributions..         (0.36)      (0.95)      (0.32)      (1.76)     (0.03)     (0.05)     (0.05)   (0.06)        --
                           ----------    --------    --------    --------    -------    -------    -------    ------    ------
Net asset value,
   end of year ........    $    42.76    $  34.33    $  31.16    $  23.13    $ 24.67    $ 20.17    $ 18.00    $12.86    $12.41
                           ==========    ========    ========    ========    =======    =======    =======    ======    ======
Total Return ..........         25.75%      13.35%      36.37%       1.45%     22.47%     12.38%     40.39%     4.14%    24.10%(iii)
                           ==========    ========    ========    ========    =======    =======    =======    ======    ======
Ratios and
  Supplemental Data:
  Net assets,
  end of year
  (000's omitted) .....    $1,072,529    $991,028    $502,974    $150,390    $74,878    $30,316    $10,094    $1,228    $  171
                           ==========    ========    ========    ========    =======    =======    =======    ======    ======
  Ratio of expenses
    to average
    net assets ........          0.79%       0.79%       0.85%       0.86%      0.97%      0.99%      1.29%     1.50%     1.50%
                           ==========    ========    ========    ========    =======    =======    =======    ======    ======
  Decrease reflected
    in above expense
    ratios due to
    expense
    reimbursements ....            --          --          --          --         --         --         --      2.31%     7.32%
                           ==========    ========    ========    ========    =======    =======    =======    ======    ======
  Ratio of net
    investment
    income to
    average net
    assets ....                  0.27%       0.50%       0.18%       0.48%      0.25%      0.33%      0.52%     1.69%     1.30%
                           ==========    ========    ========    ========    =======    =======    =======    ======    ======
  Portfolio
   Turnover Rate ......        129.50%      82.86%     118.33%     111.76%    112.64%     63.91%     58.95%    86.77%    79.59%
                           ==========    ========    ========    ========    =======    =======    =======    ======    ======
  Average Commission
   Rate Paid...........    $    .0697    $  .0683
                           ==========    ========


  (i) Amount was computed based on average shares outstanding during the period.

 (ii) For the period January 9, 1989 (commencement of operations) to December 31,
      1989. Ratios have been annualized; total return has not been annualized.

(iii) Unaudited.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                      YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------------------------------------
                                       1997                 1996               1995            1994              1993
                                     --------            ----------          --------        --------          --------
Net asset value,
  beginning of year ......           $  40.91            $    39.41          $  27.31        $  30.88          $  27.26
                                     --------            ----------          --------        --------          --------
Net investment
  income (loss) ..........              (0.05)(i)             (0.04)(i)         (0.09)          (0.03)(i)         (0.05)
Net realized and
   unrealized gain
  (loss) on investments ..               4.45                  1.70             12.19           (1.45)             3.67
                                     --------            ----------          --------        --------          --------
  Total from investment
    operations ...........               4.40                  1.66             12.10           (1.48)             3.62
                                     --------            ----------          --------        --------          --------
Dividends from net
  investment income ......                 --                    --                --              --                --
Distributions from net
   realized gains ........              (1.56)                (0.16)          --                (2.09)          --
                                     --------            ----------          --------        --------          --------
  Total Distributions ....              (1.56)                (0.16)          --                (2.09)          --
                                     --------            ----------          --------        --------          --------
Net asset value, end
  of year ................           $  43.75            $    40.91          $  39.41          $27.31          $  30.88
                                     ========            ==========          ========        ========          ========
Total Return .............              11.39%                 4.18%            44.31%          (4.38%)           13.28%
                                     ========            ==========          ========        ========          ========
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted) ......           $997,586            $1,469,518          $984,212        $397,037          $238,850
                                     ========            ==========          ========        ========          ========
  Ratio of expenses to
     average net assets ..               0.89%                 0.88%             0.92%           0.96%             1.03%
                                     ========            ==========          ========        ========          ========
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements .......                 --                    --                --              --                --
                                     ========            ==========          ========        ========          ========
  Ratio of net investment
    income (loss) to
    average net assets ...              (0.12%)               (0.09%)           (0.48%)         (0.10%)           (0.35%)
                                     ========            ==========          ========        ========          ========
  Portfolio Turnover
    Rate .................             104.43%               110.04%            80.66%         117.61%           148.07%
                                     ========            ==========          ========        ========          ========
  Average Commission
    Rate Paid ............           $  .0640            $    .0591
                                     ========            ==========



                                                           YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------
                                      1992            1991           1990          1989          1988(iii)
                                     ------          ------         ------        ------           -----

Net asset value,
  beginning of year ......         $  26.79        $  17.02        $ 15.79       $  9.60          $10.00
                                   --------        --------        -------       -------          ------
Net investment
  income (loss) ..........            (0.06)          (0.03)          0.02          0.04            0.06
Net realized and
   unrealized gain
  (loss) on investments ..             0.91            9.82           1.35          6.15           (0.40)
                                     ------        --------        -------       -------          ------
  Total from investment
    operations ...........             0.85            9.79           1.37          6.19           (0.34)
                                     ------        --------        -------       -------          ------
Dividends from net
  investment income ......               --           (0.02)         (0.01)           --           (0.06)
                                     ------        --------        -------       -------          ------
Distributions from net
   realized gains ........            (0.38)             --          (0.13)           --              --
                                     ------        --------        -------       -------          ------
  Total Distributions ....            (0.38)          (0.02)         (0.14)           --           (0.06)
                                     ------        --------        -------       -------          ------
Net asset value, end
  of year ................           $27.26        $  26.79        $ 17.02       $ 15.79          $ 9.60
                                     ======        ========        =======       =======          ======
Total Return .............             3.55%          57.54%          8.71%        64.48%(ii)      (3.35%)(ii)
                                     ======        ========        =======       =======          ======
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted) ......         $135,718        $ 56,798        $ 7,149       $   569          $   39
                                   ========        ========        =======       =======          ======
  Ratio of expenses to
     average net assets ..             0.98%           1.06%          1.50%         1.50%           1.50%
                                   ========        ========        =======       =======          ======
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements .......               --             --            0.33%         9.15%          12.31%
                                   ========        ========        =======       =======          ======
  Ratio of net investment
    income (loss) to
    average net assets ...            (0.37%)         (0.12%)         0.50%         1.11%           2.27%
                                   ========        ========        =======       =======          ======
  Portfolio Turnover
    Rate .................           108.06%         125.90%        132.46%       133.61%          20.86%
                                   ========        ========        =======       =======          ======


  (i) Amount was computed based on average shares outstanding during the period.

 (ii) Unaudited.

(iii) For the period September 21, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                         YEAR ENDED DECEMBER 31,
                                            --------------------------------------------------------------------------------------
                                             1997               1996                1995                 1994               1993
                                            -------           -------              -------              --------          --------

Net asset value,
   beginning of year ..............         $  8.42           $ 17.79              $ 13.30              $  15.31          $  13.93
                                            -------           -------              -------              --------          --------
Net investment income .............            0.03              0.09(iii)            0.11(iii)             0.17              0.07
Net realized and
   unrealized gain (loss)
   on investments .................            2.94              1.87                 4.54                 (1.47)             1.37
                                            -------           -------              -------              --------          --------
  Total from investment
   operations .....................            2.97              1.96                 4.65                 (1.30)             1.44
                                            -------           -------              -------              --------          --------
Dividends from net
   investment income ..............           (0.04)            (0.33)               (0.16)                (0.15)            (0.06)
Distributions from net
   realized gains .................           (0.36)           (11.00)                  --                 (0.56)               --
                                            -------           -------              -------              --------          --------
  Total Distributions .............           (0.40)           (11.33)               (0.16)                (0.71)            (0.06)
                                            -------           -------              -------              --------          --------
Net asset value,
     end of year ..................         $ 10.99           $  8.42              $ 17.79              $  13.30          $  15.31
                                            =======           =======              =======              ========          ========
Total Return ......................           36.29%            19.68%               35.13%                (8.28%)           10.34%
                                            =======           =======              =======              ========          ========
Ratios and
   Supplemental Data:
  Net assets, end of year
     (000's omitted) ..............         $47,399           $20,910              $ 8,639              $ 29,135          $ 31,895
                                            =======           =======              =======              ========          ========
  Ratio of expenses to
     average net assets ...........            0.74%             0.81%                0.75%                 0.75%             0.97%
                                            =======           =======              =======              ========          ========
  Decrease reflected in
     above expense ratios
     due to expense
     reimbursements ...............              --                --                   --                    --                --
                                            =======           =======              =======              ========          ========
  Ratio of net investment
     income to average
     net assets ...................            0.56%             0.94%                0.61%                 1.22%             1.51%
                                            =======           =======              =======              ========          ========
  Portfolio Turnover Rate .........          150.09%           121.60%              164.05%               177.97%           105.80%
                                            =======           =======              =======              ========          ========
Average  Commission
   Rate Paid.......................         $ .0724           $ .0728
                                            =======           =======



                                                               YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------
                                                  1992          1991        1990       1989       1988(ii)
                                                 ------        ------      ------     ------       ------
Net asset value,
   beginning of year ...................         $13.08        $10.67      $10.74     $10.00       $10.00
                                                 ------        ------      ------     ------       ------
Net investment income ..................           0.08          0.09        0.11       0.18         0.10
Net realized and
   unrealized gain (loss)
   on investments ......................           1.02          2.41       (0.08)      0.56           --
                                                 ------        ------      ------     ------       ------
 Total from investment
   operations ..........................           1.10          2.50        0.03       0.74         0.10
                                                 ------        ------      ------     ------       ------
Dividends from net
   investment income ...................          (0.12)        (0.09)      (0.10)        --        (0.10)
Distributions from net
   realized gains ......................          (0.13)           --          --         --           --
                                                 ------        ------      ------     ------       ------
  Total Distributions ..................          (0.25)        (0.09)      (0.10)        --        (0.10)
                                                 ------        ------      ------     ------       ------
Net asset value, end of year ...........         $13.93        $13.08      $10.67     $10.74       $10.00
                                                 ======        ======      ======     ======       ======
Total Return ...........................           8.64%        23.51%       0.28%      7.40%(i)     0.95%(i)
                                                 ======        ======      ======     ======       ======
Ratios and
   Supplemental Data:
  Net assets, end of year
     (000's omitted) ...................         $8,671        $2,663      $  436     $   98       $   28
                                                 ======        ======      ======     ======       ======
  Ratio of expenses to
     average net assets ................           1.25%         1.25%       1.25%      1.25%        1.25%
                                                 ======        ======      ======     ======       ======
  Decrease reflected in
     above expense ratios
     due to expense
     reimbursements ....................           0.01%         0.66%       5.41%     23.72%       20.26%
                                                 ======        ======      ======     ======       ======
  Ratio of net investment
     income to average
     net assets ........................           1.62%         2.54%       3.61%      7.36%        7.30%
                                                 ======        ======      ======     ======       ======
  Portfolio Turnover Rate ..............         100.62%        61.11%      56.90%        --           --
                                                 ======        ======      ======     ======       ======


  (i) Unaudited.

 (ii) For the  period  November  15,  1988  (commencement  of  operations)   to
      December 31, 1988. Ratios have been annualized; total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.
--------------------------------------------------------------------------------
                                       vi

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                                               FROM MAY 3, 1993
                                                                   YEAR ENDED DECEMBER 31,                     (COMMENCEMENT OF
                                                  -----------------------------------------------------            OPERATIONS)
                                                   1997             1996           1995           1994       TO DECEMBER 31, 1993(i)
                                                  ------           -----          ------          -----      -----------------------
Net asset value, beginning of year ...........  $  21.35        $  19.44        $  13.46        $  13.72            $  10.00
                                                --------        --------        --------        -------             -------
Net investment income (loss) .................     (0.04)           0.03           (0.03)          0.00(ii)           (0.02)
Net realized and unrealized gain
  (loss) on investments ......................      3.20            2.29            6.01          (0.21)               3.88
                                                --------        --------        --------        -------             -------
    Total from investment operations .........      3.16            2.32            5.98          (0.21)               3.86
                                                --------        --------        --------        -------             -------
  Dividends from net investment income .......     (0.01)             --              --             --                  --
  Distributions from net realized gains ......     (0.32)          (0.41)             --          (0.05)              (0.14)
                                                --------        --------        --------        -------             -------
    Total Distributions ......................     (0.33)          (0.41)             --          (0.05)              (0.14)
                                                --------        --------        --------        -------             -------
Net asset value, end of period ...............  $  24.18        $  21.35        $  19.44        $ 13.46             $ 13.72
                                                ========        ========        ========        =======             =======
Total Return .................................     15.01%          11.90%          44.45%         (1.54%)             38.67%
                                                ========        ========        ========        =======             =======
RATIOS AND SUPPLEMENTAL DATA:

  Net assets, end of period
    (000's omitted)  .........................  $444,967        $394,847        $185,349        $62,178             $21,301
                                                ========        ========        ========        =======             =======
  Ratio of expenses to
    average net assets .......................      0.84%           0.84%           0.90%          0.97%               1.50%
                                                ========        ========        ========        =======             =======
  Decrease reflected in above expense
    ratio due to expense reimbursements ......        --              --              --             --                0.03%
                                                ========        ========        ========        =======             =======
  Ratio of net investment income (loss)
    to average net assets ....................     (0.15%)          0.08%          (0.25%)         0.03%              (0.58%)
                                                ========        ========        ========        =======             =======
  Portfolio Turnover Rate ....................    151.98%          90.97%         104.74%         83.96%              67.22%
                                                ========        ========        ========        =======             =======
Average Commission
  Rate Paid.................................    $  .0676        $  .0663
                                                ========        ========



(i) Ratios have been annualized; total return has not been annualized.

(ii)Amount was computed based on average shares outstanding during the period.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                   FROM JANUARY 25, 1995
                                                                                                     (COMMENCEMENT OF
                                                               YEAR ENDED DECEMBER 31,                  OPERATIONS)
                                                                1997             1996             TO DECEMBER 31, 1995(I)
                                                             ----------       ----------          -----------------------
Net asset value, beginning of period.................        $    19.36       $    17.43              $   10.00
                                                             ----------       ----------              ---------
Net investment loss..................................             (0.03)           (0.03)(ii)             (0.03)
Net realized and unrealized gain on investments .....              3.84             2.14                   7.46
                                                             ----------       ----------              ---------
    Total from investment operations.................              3.81             2.11                   7.43
Distribution from net realized gains.................                --            (0.18)                    --
                                                             ----------       ----------              ---------
Net asset value, end of period.......................        $    23.17       $    19.36              $   17.43
                                                             ==========       ==========              =========
Total Return.........................................             19.68%           12.04%                 74.30%
                                                             ==========       ==========              =========
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)..........        $   53,488       $   34,925              $   5,497
                                                             ==========       ==========              =========
  Ratio of expenses excluding interest to
     average net assets..............................              0.96%            1.06%                  1.50%
                                                             ==========       ==========              =========
  Ratio of expenses including interest to
     average net assets..............................              1.00%            1.09%                  1.56%
                                                             ==========       ==========              =========
  Decrease reflected in above expense ratios
    due to expense reimbursements....................                --               --                   2.36%
                                                             ==========       ==========              =========
  Ratio of net investment loss to average net assets.             (0.17%)          (0.15%)                (0.71%)
                                                             ==========       ==========              =========
  Portfolio Turnover Rate............................            164.27%          102.10%                178.23%
                                                             ==========       ==========              =========
Amount of debt outstanding at end of period..........                --               --                     --
                                                             ==========       ==========              =========
Average amount of debt outstanding
   during the period.................................        $  201,644       $   76,079              $   8,122
                                                             ==========       ==========              =========
Average daily number of shares outstanding
   during the period.................................         2,135,458        1,107,187                 75,460
                                                             ==========       ==========              =========
Average amount of debt per share during the period...        $     0.09       $     0.07              $    0.11
                                                             ==========       ==========              =========
Average Commission
     Rate Paid.......................................        $    .0703       $    .0682
                                                             ==========       ==========


 (i)  Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

--------------------------------------------------------------------------------

                             THE ALGER AMERICAN FUND

   The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios of the Fund. The Fund may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for Plan participants.

   The Fund is a diversified, open-end management investment company that offers a selection of six Portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional Portfolios at any time.


                   PARTICIPATING INSURANCE COMPANIES AND PLANS

   The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.

                              INVESTMENT OBJECTIVES
                                  AND POLICIES


   The investment objectives of the Portfolios and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objectives will be achieved.


   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for the Alger American Leveraged AllCap Portfolio) of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes and that the Alger American Leveraged AllCap Portfolio may borrow for investment purposes as described below under "Alger American Leveraged AllCap Portfolio." The Statement of Additional Information contains additional investment restrictions.


 ALGER AMERICAN INCOME AND GROWTH PORTFOLIO


   The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1998, the range of market capitalization of the companies in the Russell Index was $20 million to $4.25 billion; the range of market capitalization of the companies in the S&P Index at that date was $31 million to $3.7 billion. The combined range as of that date was $20 million to $4.25 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1998, the range of market capitalization of the companies within the S&P MidCap 400 Index was $201 million to $14.3 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.


    The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gains and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."



IN GENERAL


   Alger American Small Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio and Alger American Income and Growth Portfolio seek to achieve their investment objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for invest-ments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% (or a higher percentage where so stated) of their total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their total assets) during temporary defensive periods. These amounts may be higher than those maintained by other funds with similar investment objectives.


   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by the other Portfolios.



                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS


   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.


ILLIQUID AND RESTRICTED SECURITIES


   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under policies and procedures established by the Fund's Board of Trustees, Alger Management determines the liquidity of the Portfolios' Rule 144A investments.


LENDING OF PORTFOLIO SECURITIES


   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.


FOREIGN SECURITIES

   Each  Portfolio  may  invest  up to  20%  of  its  total  assets  in  foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   Each Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and

ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

LEVERAGE THROUGH BORROWING

   Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS

   Alger American Leveraged AllCap Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered" (for a discussion of covered options, see the Statement of Additional Information). Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.


STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

   Alger American  Leveraged  AllCap Portfolio may purchase and sell stock index
futures  contracts  and  options  on  stock  index  futures   contracts.   These
investments may be made only for hedging, not speculative, purposes.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS


   In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes, firm commitment agreements and "when-issued" purchases. See "Investment Objectives and Policies" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND
ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote, such as approval of a Portfolio's agreement with Alger Management. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of the other Portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.


INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971 as Executive Vice President and Director of Research until 1995, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES


   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Income and Growth Portfolio-.625%; Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio-.85%; Alger American MidCap Growth Portfolio-.80% and Alger American Growth Portfolio-.75%.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Fund.



EXPENSES


   Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.

   The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.



DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.


TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


YEAR 2000 READINESS

   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.

                                 NET ASSET VALUE

   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.


                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.


                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.


                                      TAXES
   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.


   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate ac-counts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE
   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the plan.

                                  INVESTOR AND
                             SHAREHOLDER INFORMATION
    Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                                 THE |
                               ALGER |
                            AMERICAN |
                                FUND |





NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.


                         ------------------------------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
   Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, NY 10176

PROSPECTUS
----------

                       THE |
                     ALGER | 75 Maiden Lane
                  AMERICAN | New York, New York 10038
                      FUND | (800) 992-FUND (992-3863)




   The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in six portfolios. This
Prospectus sets forth information about four of these portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The four Portfolios discussed in this Prospectus are:

                       o  Alger American Small Capitalization Portfolio
                       o  Alger American Growth Portfolio
                       o  Alger American MidCap Growth Portfolio
                       o  Alger American Leveraged AllCap Portfolio

   Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "The Portfolios."

   SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


   This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.


         FRED ALGER |                             FRED ALGER |
         MANAGEMENT,|INVESTMENT MANAGER           & COMPANY, | DISTRIBUTOR
                INC.|                           INCORPORATED |



--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   MAY 1, 1998

--------------------------------------------------------------------------------

                                    CONTENTS

                                                 Page
                                                 -----

Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
The Portfolios.................................     1
Participating Insurance Companies and Plans....     1
Investment Objectives and Policies.............     1
  Alger American Small Capitalization
    Portfolio..................................     1
  Alger American Growth Portfolio..............     2
  Alger American MidCap Growth
    Portfolio..................................     2
  Alger American Leveraged AllCap
    Portfolio..................................     2
Investment Practices...........................     3
Management of the Fund.........................     4
Net Asset Value................................     6
Purchases and Redemptions......................     6
Dividends and Distributions....................     7
Taxes..........................................     7
Performance....................................     7
Investor and Shareholder Information...........     8


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The Table does not reflect charges and deductions which are, or may be, imposed under the VA contracts, VLI policies or Plans; such charges and deductions are described in the prospectus for the VA contract or VLI policy accompanying this Prospectus or in the Plan documents.

   The Example below shows the amount of expenses you would pay on a $1,000 investment in a Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.




                                                        Alger                            Alger           Alger
                                                      American           Alger         American        American
                                                        Small          American         MidCap         Leveraged
                                                   Capitalization       Growth          Growth          AllCap
                                                      Portfolio        Portfolio       Portfolio       Portfolio
                                                   --------------     ----------      ----------      -----------
Shareholder Transaction Expenses
Maximum Sales Load Imposed on
   Purchases...................................         None             None            None             None
Maximum Sales Load Imposed
  on Reinvested Dividends......................         None             None            None             None
Deferred Sales Load............................         None             None            None             None
Redemption Fees................................         None             None            None             None
Exchange Fees..................................         None             None            None             None

Annual Fund Operating Expenses
  (as a percentage of average net assets)

Management Fees................................          .85%             .75%            .80%             .85%
12b-1 Fees.....................................          ---               --              --               --
Other Expenses.................................          .04%             .04%            .04%             .15%*
                                                        ----              ---             ---             ----
Total Fund Operating Expenses  ................          .89%             .79%            .84%            1.00%
                                                        ====              ===             ===             ====

  * Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is 0.04% of interest expense.

Example
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year.......................................          $ 9              $ 8             $ 9             $ 11
Three Years....................................           28               25              27               32
Five Years.....................................           49               44              47               55
Ten Years......................................          110               98             104              122


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


   The Financial Highlights for the years ended December 31, 1990 through 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.


THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                    YEAR ENDED DECEMBER 31,
                                     ---------------------------------------------------------------------------------------
                                        1997       1996     1995     1994      1993    1992     1991      1990      1989(ii)
                                     ---------- -------- -------- --------  --------  ------- --------   -------   ---------
Net asset value, beginning of year   $    34.33 $  31.16 $  23.13 $  24.67  $  20.17  $ 18.00 $  12.86   $ 12.41   $  10.00
                                     ---------- -------- -------- --------  --------  ------- --------   -------   --------
Net investment income.........             0.13     0.12     0.02     0.07      0.03     0.03     0.08(i)   0.07       0.09
Net realized and unrealized gain
  on investments..............             8.66     4.00     8.33     0.15      4.50     2.19     5.11      0.44       2.32
                                     ---------- -------- -------- --------  --------  ------- --------   -------   --------
  Total from investment
     operations...............             8.79     4.12     8.35     0.22      4.53     2.22     5.19      0.51       2.41
                                     ---------- -------- -------- --------  --------  ------- --------   -------   --------
Dividends from net investment
  income......................            (0.13)   (0.02)   (0.07)   (0.03)    (0.03)   (0.03)   (0.05)    (0.06)        --
Distributions from net realized
   gains......................            (0.23)   (0.93)   (0.25)   (1.73)       --    (0.02)      --        --         --
                                     ---------- -------- -------- --------  --------  ------- --------   -------   --------
  Total Distributions.........            (0.36)   (0.95)   (0.32)   (1.76)    (0.03)   (0.05)   (0.05)    (0.06)        --
                                     ---------- -------- -------- --------  --------  ------- --------   -------   --------

Net asset value, end of year..       $    42.76 $  34.33 $  31.16 $  23.13  $  24.67  $ 20.17 $  18.00   $ 12.86   $  12.41
                                     ========== ======== ======== ========  ========  ======= ========   =======   ========
Total Return..................            25.75%   13.35%   36.37%    1.45%    22.47%   12.38%   40.39%     4.14%     24.10%(iii)
                                     ========== ======== ======== ========  ========  ======= ========   =======   ========
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted)...........       $1,072,529 $991,028 $502,974 $150,390  $ 74,878 $ 30,316 $ 10,094   $ 1,228   $    171
                                     ========== ======== ======== ========  ========  ======= ========   =======   ========



  Ratio of expenses to average
    net assets................             0.79%    0.79%    0.85%    0.86%     0.97%    0.99%    1.29%     1.50%      1.50%
                                     ========== ======== ======== ========  ========  ======= ========   =======   ========
  Decrease reflected in above
    expense ratios due to
    expense reimbursements....               --       --       --       --       --       --        --      2.31%      7.32%
                                     ========== ======== ======== ========  ========  ======= ========   =======   ========
  Ratio of net investment income
    to average net assets.....             0.27%    0.50%    0.18%    0.48%     0.25%    0.33%    0.52%     1.69%      1.30%
                                     ========== ======== ======== ========  ========  ======= ========   =======   ========
  Portfolio Turnover Rate.....           129.50%   82.86%  118.33%  111.76%   112.64%   63.91%   58.95%    86.77%     79.59%
                                     ========== ======== ======== ========  ========  ======= ========   =======   ========



 (i)  Amount was computed based on average shares outstanding during the period.

(ii) For the period January 9, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.

(iii) Unaudited.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                YEAR ENDED DECEMBER 31,
                         ---------------------------------------------------------------------------------------------------
                           1997        1996         1995     1994         1993     1992     1991     1990      1989   1988(iii)
                         -------    ----------   --------- --------    --------   ------- --------  -------  --------  -------
Net asset value,
  beginning of year...  $  40.91    $    39.41    $  27.31 $  30.88    $  27.26   $ 26.79 $  17.02  $ 15.79  $ 9.60     $ 10.00
                        --------    ----------    -------- --------    --------   ------- --------  -------  -------    -------
Net investment
  income (loss).......     (0.05)(i)     (0.04)(i)   (0.09)   (0.03)(i)   (0.05)    (0.06)   (0.03)    0.02    0.04        0.06
Net realized and
   unrealized gain
  (loss) on investments     4.45          1.70       12.19    (1.45)       3.67      0.91     9.82     1.35    6.15       (0.40)
                        --------    ----------    -------- --------    --------   ------- --------  -------  -------   --------
  Total from investment
    operations........      4.40          1.66       12.10    (1.48)       3.62      0.85     9.79     1.37    6.19       (0.34)
                        --------    ----------    -------- --------    --------   ------- --------  -------  -------   --------
Dividends from net
  investment income...        --            --          --       --          --        --    (0.02)   (0.01)     --       (0.06)
Distributions from net
   realized gains.....     (1.56)        (0.16)         --    (2.09)         --     (0.38)      --    (0.13)     --          --
                        --------    ----------    -------- --------    --------   ------- --------  -------  -------   --------
  Total Distributions.     (1.56)        (0.16)         --    (2.09)         --     (0.38)   (0.02)   (0.14)     --       (0.06)
                        --------    ----------    -------- --------    --------   ------- --------  -------  -------   --------
Net asset value, end
  of year.............  $  43.75    $    40.91    $  39.41 $  27.31    $  30.88   $ 27.26 $  26.79  $ 17.02 $ 15.79     $  9.60
                        ========    ==========    ======== ========    ========   ======= ========  ======= =======     =======
Total Return..........     11.39%         4.18%      44.31%   (4.38%)     13.28%     3.55%   57.54%    8.71%  64.48%(ii) (3.35%)(ii)
                        ========    ==========    ======== ========    ========   ======= ========  ======= =======     =======
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted)...  $997,586    $1,469,518    $984,212 $397,037    $238,850  $135,718 $ 56,798  $ 7,149 $   569     $    39
                        ========    ==========    ======== ========    ========  ======== ========  ======= =======     =======
  Ratio of expenses to
     average net assets     0.89%         0.88%       0.92%    0.96%       1.03%     0.98%    1.06%    1.50%   1.50%       1.50%
                        ========    ==========    ======== ========    ========  ======== ========  =======  ======      =======
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements....        --            --          --       --          --        --       --     0.33%   9.15%      12.31%
                        ========    ==========    ======== ========    ========  ======== ========  ======= =======     =======
  Ratio of net investment
    income (loss) to
    average net assets     (0.12%)       (0.09%)     (0.48%)  (0.10%)     (0.35%)   (0.37%)  (0.12%)   0.50%   1.11%       2.27%
                         =======    ==========    ======== ========    ========  ======== ========  ======= =======     =======
  Portfolio Turnover
    Rate..............    104.43%       110.04%      80.66%  117.61%     148.07%   108.06%  125.90%  132.46% 133.61%      20.86%
                        ========    ==========    ======== ========    ========  ======== ========  ======= =======     =======
  Average Commission
    Rate Paid.........  $  .0640    $    .0591
                        ========    ==========



 (i)  Amount was computed based on average shares outstanding during the period.

(ii)  Unaudited.

(iii) For the period September 21, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                                  FROM
                                                                                               MAY 3, 1993
                                                                                              (COMMENCEMENT
                                                         YEAR ENDED DECEMBER 31,          DECEMBER 31, 1993(I)
                                                  -------------------------------------  ----------------------
                                                   1997       1996      1995       1994
                                                  -------    -------  --------    -------

Net asset value, beginning of period............ $  21.35   $  19.44   $  13.46  $  13.72        $ 10.00
                                                 --------   --------   --------  --------        -------
Net investment income (loss)....................    (0.04)      0.03      (0.03)     0.00(ii)      (0.02)
Net realized and unrealized
  gain (loss) on investments....................     3.20       2.29       6.01     (0.21)          3.88
                                                 --------   --------   --------  --------        -------
  Total from investment operations..............     3.16       2.32       5.98     (0.21)          3.86
                                                 --------   --------   --------  --------        -------
Dividends from net investment income ...........    (0.01)        --         --        --             --
Distributions from net realized gains...........    (0.32)     (0.41)        --     (0.05)         (0.14)
                                                 --------   --------   --------  --------        -------
  Total Distributions...........................    (0.33)     (0.41)        --     (0.05)         (0.14)
                                                 --------   --------   --------  --------        -------
Net asset value, end of year.................... $  24.18   $  21.35   $  19.44  $  13.46        $ 13.72
                                                 ========   ========   ========  ========        =======
Total Return....................................    15.01%     11.90%     44.45%    (1.54%)        38.67%
                                                 ========   ========   ========  ========        =======
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)....... $444,967   $394,847   $185,349  $ 62,178        $21,301
                                                 ========   ========   ========  ========        =======
  Ratio of expenses to average net assets.......     0.84%      0.84%      0.90%     0.97%          1.50%
                                                 ========   ========   ========  ========        =======
  Decrease reflected in above expense
    ratio due to expense reimbursements.........       --         --         --        --           0.03%
                                                 ========   ========   ========  ========        =======
  Ratio of net investment income (loss) to
    average net assets..........................    (0.15%)     0.08%     (0.25%)    0.03%         (0.58%)
                                                 ========   ========   ========  ========        =======
  Portfolio Turnover Rate.......................   151.98%     90.97%    104.74%    83.96%         67.22%
                                                 ========   ========   ========  ========        =======
  Average Commission
    Rate Paid................................... $  .0676   $  .0663
                                                 ========   ========



(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                             FROM JANUARY 25, 1995
                                                                    YEAR ENDED DECEMBER 31,      COMMENCEMENT OF
                                                                   -------------------------       OPERATIONS)
                                                                     1997          1996     TO DECEMBER 31, 1995(i)
                                                                     -----         ----     ----------------------
Net asset value, beginning of period............................. $    19.36    $    17.43         $ 10.00
                                                                  ----------    ----------         -------
Net investment loss..............................................      (0.03)        (0.03)(ii)      (0.03)
Net realized and unrealized gain on investments..................       3.84          2.14            7.46
                                                                  ----------    ----------         -------
    Total from investment operations.............................       3.81          2.11            7.43
Distribution from net realized gains.............................         --         (0.18)             --
                                                                  ----------    ----------         -------
Net asset value, end of period................................... $    23.17    $    19.36         $ 17.43
                                                                  ==========    ==========         =======
Total Return.....................................................      19.68%        12.04%          74.30%
                                                                  ==========    ==========         =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)...................... $   53,488    $   34,925         $ 5,497

                                                                  ==========    ==========         =======
  Ratio of expenses excluding interest to average net assets.....       0.96%         1.06%           1.50%
                                                                  ==========    ==========         =======
  Ratio of expenses including interest to average net assets.....       1.00%         1.09%           1.56%
                                                                  ==========    ==========         =======
  Decrease reflected in above expense ratios
    due to expense reimbursements................................         --            --            2.36%
                                                                  ==========    ==========         =======
  Ratio of net investment loss to average net assets.............      (0.17%)       (0.15%)         (0.71%)
                                                                  ==========    ==========         =======
  Portfolio Turnover Rate........................................     164.27%       102.10%         178.23%
                                                                  ==========    ==========         =======
Amount of debt outstanding at end of period......................         --            --              --
                                                                  ==========    ==========         =======
Average amount of debt outstanding during the period............. $  201,644    $   76,079         $ 8,122
                                                                  ==========    ==========         =======
Average daily number of shares outstanding during the period.....  2,135,458     1,107,187          75,460
                                                                  ==========    ==========         =======
Average amount of debt per share during the period...............     $ 0.09    $     0.07         $  0.11
                                                                  ==========    ==========         =======
Average Commission Rate Paid..................................... $    .0703 $       .0682
                                                                  ==========    ==========



(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.


-------------------------------------------------------------------------------

                                 THE PORTFOLIOS

   The Portfolios are designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund may also be a funding vehicle for Plans which elect to make the Fund an investment option for Plan participants.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.



                   PARTICIPATING INSURANCE COMPANIES AND PLANS

   The Portfolios are intended to be funding vehicles for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.


                              INVESTMENT OBJECTIVES
                                  AND POLICIES


   The investment objectives of the Portfolios and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objective will be achieved.


   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for the Alger American Leveraged AllCap Portfolio) of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes and that the Alger American Leveraged AllCap Portfolio may borrow for investment purposes as described below under "Alger American Leveraged AllCap Portfolio." The Statement of Additional Information contains additional investment restrictions.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1998, the range of market capitalization of the companies in the Russell Index was $20 million to $4.25 billion; the range of market capitalization of the companies in the S&P Index at that date was $31 million to $3.7 billion. The combined range as of that date was $20 million to $4.25 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.

   The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1998, the range of market capitalization of these companies was $201 million to $14.3 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.


   The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."


IN GENERAL


   The Portfolios seek to achieve their investment objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% of their total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their total assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.


   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by

Alger American MidCap Growth Portfolio, Alger American Growth Portfolio and Alger American Leveraged AllCap Portfolio.

                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS


   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.


ILLIQUID AND RESTRICTED SECURITIES


   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolios' Rule 144A investments.


LENDING OF PORTFOLIO SECURITIES


   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.


FOREIGN SECURITIES

   Each  Portfolio  may  invest  up to  20%  of  its  total  assets  in  foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   Each Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

LEVERAGE THROUGH BORROWING

   Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS

   Alger American Leveraged AllCap Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered" (for a discussion of covered options, see the Statement of Additional Information). Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.


STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

   Alger American  Leveraged  AllCap Portfolio may purchase and sell stock index
futures  contracts  and  options  on  stock  index  futures   contracts.   These
investments may be made only for hedging, not speculative, purposes.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS


   In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, firm commitment agreements, "when issued" purchases, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND
ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios including the Portfolios.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971 as Executive Vice President and Director of Research until 1995, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES

   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio-.85%; Alger American MidCap Growth Portfolio-.80%; Alger American Growth Portfolio-.75%.


   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers will be paid from Alger Management's or its affiliates' resources and not from the assets of the Fund.


EXPENSES


   Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the expenses of any Portfolio if its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. Any such expense reimbursement will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.


   The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

YEAR 2000 READINESS

   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.



                                 NET ASSET VALUE

   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.


                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.


                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

                                      TAXES

   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.


   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may by given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduc-tion of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.
                                  INVESTOR AND
                             SHAREHOLDER INFORMATION

    Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                  THE |
                ALGER | MEETING THE CHALLENGE
             AMERICAN | OF INVESTING
                 FUND |



NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.





         --------------------------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------

                              THE | 75 Maiden Lane
                            ALGER | New York, New York 10038
                         AMERICAN | (800) 992-FUND (992-3863)
                             FUND |



   The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in six portfolios. This
Prospectus sets forth information about three of these portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The three Portfolios discussed in this Prospectus are:

                o  Alger American Income and Growth Portfolio
                o  Alger American Small Capitalization Portfolio
                o  Alger American Growth Portfolio


   Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "The Alger American Fund."

   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


   This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.




     FRED ALGER |                          FRED ALGER |
    MANAGEMENT, | INVESTMENT MANAGER       & COMPANY, | DISTRIBUTOR
           INC. |                        INCORPORATED |




--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   MAY 1, 1998

--------------------------------------------------------------------------------

                                    CONTENTS

                                                 Page
                                                -----


Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
The Alger American Fund........................     1
Participating Insurance Companies and Plans....     1
Investment Objectives and Policies.............     1
  Alger American Income and Growth
    Portfolio..................................     1
  Alger American Small Capitalization
    Portfolio..................................     1
  Alger American Growth Portfolio..............     2
Investment Practices...........................     2
Management of the Fund.........................     3
Net Asset Value................................     5
Purchases and Redemptions......................     5
Dividends and Distributions....................     6
Taxes..........................................     6
Performance....................................     6
Investor and Shareholder Information...........     7


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--------------------------------------------------------------------------------
                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The Table does not reflect charges and deductions which are, or may be, imposed under the VA contracts, VLI policies or Plans; such charges and deductions are described in the prospectus for the VA contract or VLI policy accompanying this Prospectus or in the Plan documents.

   The Example below shows the amount of expenses you would pay on a $1,000 investment in a Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


                                                                     ALGER              ALGER
                                                                   AMERICAN           AMERICAN           ALGER
                                                                  INCOME AND            SMALL          AMERICAN
                                                                    GROWTH         CAPITALIZATION       GROWTH
                                                                   PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                                   ---------          ---------        ---------


Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases.......................        None               None             None
Maximum Sales Load Imposed on Reinvested
   Dividends..................................................        None               None             None
Deferred Sales Load...........................................        None               None             None
Redemption Fees...............................................        None               None             None
Exchange Fees.................................................        None               None             None

Annual Fund Operating Expenses
  (as a percentage of average net assets)

Management Fees...............................................        .625%               .85%             .75%
12b-1 Fees....................................................          --                 --               --
Other Expenses................................................        .115%               .04%             .04%
                                                                      ----                ---              ---

Total Fund Operating Expenses ................................         .74%               .89%             .79%
                                                                      ====                ===              ===





Example
You would pay the  following  expenses on a $1,000
  investment,  assuming  (1) 5% annual return and
  (2) redemption at the end of each time period:
One Year......................................................         $ 8                $ 9              $ 8
Three Years...................................................          24                 28               25
Five Years....................................................          41                 49               44
Ten Years.....................................................          92                110               98

------------------------------------------------------------------------------------------------------------------

                                     iii

-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights for the years ended December 31, 1990 through 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.


THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                       YEAR ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------

                                              1997                1996          1995            1994               1993
                                            ----------          --------      --------        ----------        ---------
Net asset value,
   beginning of year ..................     $    34.33          $  31.16      $  23.13        $    24.67        $   20.17
                                            ----------          --------      --------        ----------        ---------
Net investment income .................           0.13              0.12          0.02              0.07             0.03
Net realized and unrealized gain
  on investments ......................           8.66              4.00          8.33              0.15             4.50
                                            ----------          --------      --------        ----------        ---------
  Total from investment
     operations .......................           8.79              4.12          8.35              0.22             4.53
                                            ----------          --------      --------        ----------        ---------
Dividends from net investment
  income ..............................          (0.13)            (0.02)        (0.07)            (0.03)           (0.03)
Distributions from net realized
   gains ..............................          (0.23)            (0.93)        (0.25)            (1.73)              --
                                            ----------          --------      --------        ----------        ---------
  Total Distributions .................          (0.36)            (0.95)        (0.32)            (1.76)           (0.03)
                                            ----------          --------      --------        ----------        ---------
Net asset value, end of year ..........     $    42.76          $  34.33      $  31.16            $23.13           $24.67
                                            ==========          ========      ========        ==========        =========
Total Return ..........................          25.75%            13.35%        36.37%             1.45%           22.47%
                                            ==========          ========      ========        ==========        =========
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted) ...................     $1,072,529          $991,028      $502,974        $  150,390        $  74,878
                                            ==========          ========      ========        ==========        =========
  Ratio of expenses to average
    net assets ........................           0.79%             0.79%         0.85%             0.86%            0.97%
                                            ==========          ========      ========        ==========        =========
  Decrease reflected in above
    expense ratios due to
    expense reimbursements ............            --                --            --                --               --
                                            ==========          ========      ========        ==========        =========
  Ratio of net investment income
    to average net assets .............           0.27%             0.50%         0.18%             0.48%            0.25%
                                            ==========          ========      ========        ==========        =========
  Portfolio Turnover Rate .............         129.50%            82.86%       118.33%           111.76%          112.64%
                                            ==========          ========      ========        ==========        =========
  Average Commission
   Rate Paid.................               $    .0697          $  .0683
                                            ==========          ========





                                                                              YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------
                                                          1992                1991                 1990           1989(ii)
                                                         ------              ------               ------           ------
Net asset value,
   beginning of year .............................       $18.00              $12.86               $12.41           $10.00
                                                         ------              ------               ------           ------
Net investment income ............................         0.03                0.08(i)              0.07             0.09
Net realized and unrealized gain
  on investments .................................         2.19                5.11                 0.44             2.32
                                                         ------              ------               ------           ------
  Total from investment
     operations ..................................         2.22                5.19                 0.51             2.41
                                                         ------              ------               ------           ------
Dividends from net investment
  income .........................................        (0.03)              (0.05)               (0.06)              --
Distributions from net realized
   gains .........................................        (0.02)                 --                   --              --
                                                         ------              ------               ------           ------
  Total Distributions ............................        (0.05)              (0.05)               (0.06)             --
                                                         ------              ------               ------           ------
Net asset value, end of year .....................       $20.17              $18.00               $12.86           $12.41
                                                         ======              ======               ======           ======
Total Return .....................................        12.38%              40.39%                4.14%           24.10%(iii)
                                                         ======              ======               ======           ======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted) ..............................      $30,316             $10,094               $1,228             $171
                                                        =======             =======               ======           ======
  Ratio of expenses to average
    net assets ...................................         0.99%               1.29%                1.50%            1.50%
                                                         ======              ======               ======           ======
  Decrease reflected in above
    expense ratios due to
    expense reimbursements .......................           --                  --                 2.31%            7.32%
                                                         ======              ======               ======           ======
  Ratio of net investment income
    to average net assets ........................         0.33%               0.52%                1.69%            1.30%
                                                         ======              ======               ======           ======
  Portfolio Turnover Rate ........................        63.91%              58.95%               86.77%           79.59%
                                                         ======              ======               ======           ======
  Average Commission
   Rate Paid.................



  (i) Amount was computed based on average shares outstanding during the period.

 (ii) For  the period January 9, 1989  (commencement of operations) to December
      31, 1989.
      Ratios have been annualized;  total return has not been annualized.

(iii)  Unaudited.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                    YEAR ENDED DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                             1997              1996                1995            1994               1993
                                            ------            ------              ------          ------            ------
Net asset value,
  beginning of year .............         $  40.91        $    39.41            $  27.31        $  30.88            $27.26
                                          --------        ----------            --------        --------            ------
Net investment
  income (loss) .................            (0.05)(i)         (0.04)(i)           (0.09)          (0.03)(i)         (0.05)
Net realized and
   unrealized gain
  (loss) on investments .........             4.45              1.70               12.19           (1.45)             3.67
                                          --------        ----------            --------        --------            ------
  Total from investment
    operations ..................             4.40              1.66               12.10           (1.48)             3.62
                                          --------        ----------            --------        --------            ------
Dividends from net
  investment income .............              --                --                   --              --                --
Distributions from net
   realized gains ...............            (1.56)            (0.16)                 --           (2.09)               --
                                          --------        ----------            --------        --------            ------
  Total Distributions ...........            (1.56)            (0.16)                 --           (2.09)               --
                                          --------        ----------            --------        --------            ------
Net asset value, end
  of year .......................         $  43.75        $    40.91              $39.41        $  27.31            $30.88
                                          ========        ==========            ========        ========            ======
Total Return ....................            11.39%             4.18%              44.31%          (4.38%)           13.28%
                                          ========        ==========            ========        ========            ======
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted) .............         $997,586        $1,469,518            $984,212        $397,037          $238,850
                                          ========        ==========            ========        ========          ========
  Ratio of expenses to
     average net assets .........             0.89%             0.88%               0.92%           0.96%             1.03%
                                          ========        ==========            ========        ========            ======
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements ..............               --               --                   --              --                --
                                          ========        ==========            ========        ========            ======
  Ratio of net investment
    income (loss) to
    average net assets ..........            (0.12%)           (0.09%)             (0.48%)         (0.10%)           (0.35%)
                                          ========        ==========            ========        ========            ======
  Portfolio Turnover
    Rate ........................           104.43%           110.04%              80.66%         117.61%           148.07%
                                          ========        ==========            ========        ========            ======
  Average Commission
    Rate Paid...........                  $  .0640        $    .0591
                                          ========        ==========




                                                                          YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                              1992               1991              1990            1989            1988(iii)
                                             ------             ------            ------          ------             -----
Net asset value,
  beginning of year .................      $  26.79            $ 17.02            $15.79          $ 9.60            $10.00
                                           --------            -------            ------          ------            ------
Net investment
  income (loss) .....................         (0.06)             (0.03)             0.02            0.04              0.06
Net realized and
   unrealized gain
  (loss) on investments .............          0.91               9.82              1.35            6.15             (0.40)
                                           --------            -------            ------          ------            ------
  Total from investment
    operations ......................          0.85               9.79              1.37            6.19             (0.34)
                                           --------            -------            ------          ------            ------
Dividends from net
  investment income .................            --              (0.02)            (0.01)             --             (0.06)
                                           --------            -------            ------          ------            ------
Distributions from net
   realized gains ...................         (0.38)                --             (0.13)             --                --
                                           --------            -------            ------          ------            ------
  Total Distributions ...............         (0.38)             (0.02)            (0.14)             --             (0.06)
                                           --------            -------            ------          ------            ------
Net asset value, end
  of year ...........................      $  27.26            $ 26.79            $17.02          $15.79            $ 9.60
                                           ========            =======            ======          ======            ======
Total Return ........................          3.55%             57.54%             8.71%          64.48%(ii)        (3.35%)(ii)
                                           ========            =======            ======          ======            ======
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted) .................      $135,718            $56,798            $7,149          $  569            $   39
                                           ========            =======            ======          ======            ======
  Ratio of expenses to
     average net assets .............          0.98%              1.06%             1.50%           1.50%             1.50%
                                           ========            =======            ======          ======            ======
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements ..................            --                 --              0.33%           9.15%            12.31%
                                           ========            =======            ======          ======            ======
  Ratio of net investment
    income (loss) to
    average net assets ..............         (0.37%)            (0.12%)            0.50%           1.11%             2.27%
                                           ========            =======            ======          ======            ======
  Portfolio Turnover
    Rate ............................        108.06%            125.90%           132.46%         133.61%            20.86%
                                           ========            =======            ======          ======            ======
  Average Commission
    Rate Paid.........

 (i)  Amount was computed based on average shares outstanding during the period.

(ii)  Unaudited.

(iii) For the period September 21, 1988 (commencement of operations) to December
      31,  1988.  Ratios  have  been  annualized;   total  return  has  not been
      annualized.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                         YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------------------------------
                                               1997             1996                1995                 1994             1993
                                              ------           ------              ------               ------           ------
Net asset value,
   beginning of year ...................     $  8.42          $ 17.79              $13.30               $15.31           $13.93
                                             -------          -------              ------               ------           ------
Net investment income ..................        0.03             0.09(iii)           0.11(iii)            0.17             0.07
Net realized and
   unrealized gain (loss)
   on investments ......................        2.94             1.87                4.54                (1.47)            1.37
                                             -------          -------              ------               ------           ------
  Total from investment
   operations ..........................        2.97             1.96                4.65                (1.30)            1.44
                                             -------          -------              ------               ------           ------
Dividends from net
   investment income ...................       (0.04)           (0.33)              (0.16)               (0.15)           (0.06)
Distributions from net
   realized gains ......................       (0.36)          (11.00)                 --                (0.56)              --
                                             -------          -------              ------               ------           ------
  Total Distributions ..................       (0.40)          (11.33)              (0.16)               (0.71)           (0.06)
                                             -------          -------              ------               ------           ------
Net asset value, end of year ...........     $ 10.99          $  8.42              $17.79               $13.30           $15.31
                                             =======          =======              ======               ======           ======
Total Return ...........................       36.29%           19.68%              35.13%               (8.28%)          10.34%
                                             =======          =======              ======               ======           ======
Ratios and
   Supplemental Data:
  Net assets, end of year
     (000's omitted) ...................     $47,399          $20,910              $8,639              $29,135          $31,895
                                             =======          =======              ======              =======          =======
  Ratio of expenses to
     average net assets ................        0.74%            0.81%               0.75%                0.75%            0.97%
                                             =======          =======              ======               ======           ======
  Decrease reflected in
     above expense ratios
     due to expense
     reimbursements ....................          --               --                  --                   --               --
                                             =======          =======              ======               ======           ======
  Ratio of net investment
     income to average
     net assets ........................        0.56%            0.94%               0.61%                1.22%            1.51%
                                             =======          =======              ======               ======           ======
  Portfolio Turnover Rate ..............      150.09%          121.60%             164.05%              177.97%          105.80%
                                             =======          =======              ======               ======           ======
Average  Commission
   Rate Paid.............                    $ .0724          $ .0728
                                             =======          =======

                                                  1992               1991             1990            1989            1988(ii)
                                                  ----               ----             ----            ----            --------
Net asset value,
   beginning of year ...................         $13.08             $10.67           $10.74          $10.00            $10.00
                                                 ------             ------           ------          ------            ------
Net investment income ..................           0.08               0.09             0.11            0.18              0.10
Net realized and
   unrealized gain (loss)
   on investments ......................           1.02               2.41            (0.08)           0.56                --
                                                 ------             ------           ------          ------            ------
  Total from investment
   operations ..........................           1.10               2.50             0.03            0.74              0.10
                                                 ------             ------           ------          ------            ------
Dividends from net
   investment income ...................          (0.12)             (0.09)           (0.10)             --             (0.10)
Distributions from net
   realized gains ......................          (0.13)                --               --              --                --
                                                 ------             ------           ------          ------            ------
  Total Distributions ..................          (0.25)             (0.09)           (0.10)             --             (0.10)
                                                 ------             ------           ------          ------            ------
Net asset value, end of year ...........         $13.93             $13.08           $10.67          $10.74            $10.00
                                                 ======             ======           ======          ======            ======
Total Return ...........................           8.64%             23.51%            0.28%           7.40%(i)          0.95%(i)
                                                 ======             ======           ======          ======            ======
Ratios and
   Supplemental Data:
  Net assets, end of year
     (000's omitted) ...................         $8,671             $2,663             $436             $98               $28
                                                 ======             ======           ======          ======            ======
  Ratio of expenses to
     average net assets ................           1.25%              1.25%            1.25%           1.25%             1.25%
                                                 ======             ======           ======          ======            ======
  Decrease reflected in
     above expense ratios
     due to expense
     reimbursements ....................           0.01%              0.66%            5.41%          23.72%            20.26%
                                                 ======             ======           ======          ======            ======
  Ratio of net investment
     income to average
     net assets ........................           1.62%              2.54%            3.61%           7.36%             7.30%
                                                 ======             ======           ======          ======            ======
  Portfolio Turnover Rate ..............         100.62%             61.11%           56.90%             --                --
                                                 ======             ======           ======          ======            ======


  (i) Unaudited.

(ii) For the period November 15, 1988 (commencement of operations) to December 31, 1988.
      Ratios have been  annualized;  total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

------------------------------------------------------------------------------

                             THE ALGER AMERICAN FUND

   The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios of the Fund. The Fund may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for Plan participants.


   The Fund is a diversified, open-end management investment company that offers a selection of six Portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional Portfolios at any time.



                   PARTICIPATING INSURANCE COMPANIES AND PLANS

   The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.


                              INVESTMENT OBJECTIVES
                                  AND POLICIES


   The investment objectives of the Portfolios and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objectives will be achieved.

   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO


   The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1998, the range of market capitalization of the companies in the Russell Index was $20 million to $4.25 billion; the range of market capitalization of the companies in the S&P Index at that date was $31 million to $3.7 billion. The combined range as of that date was $20 million to $4.25 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

IN GENERAL


   Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, and Alger American Income and Growth Portfolio seek to achieve their investment objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% (or a higher percentage where so stated) of their total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their total assets) during temporary defensive periods. These amounts may be higher than those maintained by other funds with similar investment objectives.


   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by the other Portfolios.



                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS


   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.


ILLIQUID AND RESTRICTED SECURITIES

   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under policies and procedures established by the Fund's Board of Trustees, Alger Management determines the liquidity of the Portfolios' Rule 144A investments.



LENDING OF PORTFOLIO SECURITIES


   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.


FOREIGN SECURITIES

   Each  Portfolio  may  invest  up to  20%  of  its  total  assets  in  foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   Each Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS


   In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes, firm commitment agreements and "when-issued" purchases. See "Investment Objectives and Policies" in the Statement of Additional Information.



                             MANAGEMENT OF THE FUND
ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote, such as approval of a Portfolio's agreement with Alger Management. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of the other Portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.


BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.


INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971, as Executive Vice President and Director of Research until 1995 and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES


   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Income and Growth Portfolio-.625%; Alger American Small Capitalization Portfolio-.85%; Alger American Growth Portfolio-.75%.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Fund.

EXPENSES

   Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio or Alger American Growth Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.

  The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


YEAR 2000 READINESS

   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.


                                 NET ASSET VALUE

   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.


                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.


                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.


                                      TAXES

   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.


   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the

Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the plan.

                                  INVESTOR AND
                             SHAREHOLDER INFORMATION

    Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                                       THE |
                                     ALGER |
                                  AMERICAN |
                                      FUND |



NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------


INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
   Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, NY 10176

PROSPECTUS
----------

                                 THE |
                               ALGER | 75 MAIDEN LANE
                            AMERICAN | NEW YORK, NEW YORK 10038
                                FUND | (800) 992-FUND (992-3863)

   The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in six portfolios. This
Prospectus sets forth information about three of these portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The three Portfolios discussed in this Prospectus are:

                              o  Alger American Small Capitalization Portfolio
                              o  Alger American Growth Portfolio
                              o  Alger American MidCap Growth Portfolio

   Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "The Portfolios."

   SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


   This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



     FRED ALGER |                          FRED ALGER |
    MANAGEMENT, | INVESTMENT MANAGER       & COMPANY, | DISTRIBUTOR
           INC. |                        INCORPORATED |

--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                   MAY 1, 1998

--------------------------------------------------------------------------------

                                    CONTENTS

                                                 Page
                                                -----
Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
The Portfolios.................................     1
Participating Insurance Companies and Plans....     1
Investment Objectives and Policies.............     1
  Alger American Small Capitalization
    Portfolio..................................     1
  Alger American Growth Portfolio..............     2
  Alger American MidCap Growth
    Portfolio..................................     2
Investment Practices...........................     2
Management of the Fund.........................     3
Net Asset Value................................     5
Purchases and Redemptions......................     5
Dividends and Distributions....................     6
Taxes..........................................     6
Performance....................................     6
Investor and Shareholder Information...........     7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

   The Example below shows the amount of expenses you would pay on a $1,000 investment in a Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.



                                                                         ALGER                           ALGER
                                                                       AMERICAN          ALGER         AMERICAN
                                                                         SMALL         AMERICAN         MIDCAP
                                                                    CAPITALIZATION      GROWTH          GROWTH
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                       ---------       ---------       ---------
Shareholder Transaction Expenses
Maximum Sales Load Imposed on
  Purchases.................................................             None            None             None
Maximum Sales Load Imposed
  on Reinvested Dividends...................................             None            None             None
Deferred Sales Load.........................................             None            None             None
Redemption Fees.............................................             None            None             None
Exchange Fees...............................................             None            None             None

Annual Fund Operating Expenses
  (as a percentage of average net assets)

Management Fees.............................................              .85%            .75%             .80%
12b-1 Fees..................................................               --              --               --
Other Expenses..............................................              .04%            .04%             .04%
                                                                          ---             ---              ---
Total Fund Operating Expenses ..............................              .89%            .79%             .84%
                                                                          ===             ===              ===
Example

You would pay the following expenses on a
  $1,000 investment, assuming (1) 5%
  annual return and (2) redemption at the
  end of each time period:
One Year....................................................              $ 9             $ 8              $ 9
Three Years.................................................               28              25               27
Five Years..................................................               49              44               47
Ten Years...................................................              110              98              104


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


   The Financial Highlights for the years ended December 31, 1990 through 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.


THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                       YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                  1997            1996           1995           1994            1993
                                               ----------       --------       --------       --------        -------
Net asset value, beginning of year ......      $    34.33       $  31.16       $  23.13       $  24.67        $ 20.17
                                               ----------       --------       --------        -------        -------
Net investment income....................            0.13           0.12           0.02           0.07           0.03
Net realized and unrealized gain
  on investments.........................            8.66           4.00           8.33           0.15           4.50
                                               ----------       --------       --------        -------        -------
  Total from investment
     operations..........................            8.79           4.12           8.35           0.22           4.53
                                               ----------       --------       --------        -------        -------
Dividends from net investment
  income.................................           (0.13)         (0.02)         (0.07)         (0.03)         (0.03)
Distributions from net realized
   gains.................................           (0.23)         (0.93)         (0.25)         (1.73)            --
                                               ----------       --------       --------        -------        -------
  Total Distributions....................           (0.36)         (0.95)         (0.32)         (1.76)         (0.03)
                                               ----------       --------       --------        -------        -------
Net asset value, end of year                   $    42.76       $  34.33       $  31.16       $  23.13        $ 24.67
                                               ==========       ========       ========       ========        =======
Total Return.............................           25.75%         13.35%         36.37%          1.45%         22.47%
                                               ==========       ========       ========       ========        =======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted)......................      $1,072,529       $991,028       $502,974       $150,390        $74,878
                                               ==========       ========       ========       ========        =======
  Ratio of expenses to average
    net assets...........................            0.79%          0.79%          0.85%          0.86%          0.97%
                                               ==========       ========       ========       ========        =======
  Decrease reflected in above
    expense ratios due to
    expense reimbursements.                            --             --             --             --             --
                                               ==========       ========       ========       ========        =======
  Ratio of net investment income
    to average net assets.. .............            0.27%          0.50%          0.18%          0.48%          0.25%
                                               ==========       ========       ========       ========        =======
  Portfolio Turnover Rate................          129.50%         82.86%        118.33%        111.76%        112.64%
                                               ==========       ========       ========       ========        =======
  Average Commission
    Rate Paid............................      $    .0697       $  .0683
                                               ==========       ========

                                                                     YEAR ENDED DECEMBER 31,
                                                   ------------------------------------------------------
                                                    1992           1991           1990           1989(II)
                                                   ------         ------         ------         ---------
Net asset value, beginning of year ......         $ 18.00        $ 12.86         $12.41         $10.00
                                                  -------        -------         ------         ------
Net investment income....................            0.03           0.08(i)        0.07           0.09
Net realized and unrealized gain
  on investments.........................            2.19           5.11           0.44           2.32
                                                  -------        -------         ------         ------
  Total from investment
     operations..........................            2.22           5.19           0.51           2.41
                                                  -------        -------         ------         ------
Dividends from net investment
  income.................................           (0.03)         (0.05)         (0.06)            --
Distributions from net realized
   gains.................................           (0.02)            --             --             --
                                                  -------        -------         ------         ------
  Total Distributions....................           (0.05)         (0.05)         (0.06)            --
                                                  -------        -------         ------         ------
Net asset value, end of year ............         $ 20.17        $ 18.00         $12.86         $12.41
                                                  =======        =======         ======         ======
Total Return.............................           12.38%         40.39%          4.14%         24.10%(iii)
                                                  =======        =======         ======         ======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted)......................         $30,316        $10,094         $1,228         $  171
                                                  =======        =======         ======         ======
  Ratio of expenses to average
    net assets...........................            0.99%          1.29%          1.50%          1.50%
                                                  =======        =======         ======         ======
  Decrease reflected in above
    expense ratios due to
    expense reimbursements...............              --             --           2.31%          7.32%
                                                  =======        =======         ======         ======
  Ratio of net investment income
    to average net assets................            0.33%          0.52%          1.69%          1.30%
                                                  =======        =======         ======         ======
  Portfolio Turnover Rate................           63.91%         58.95%         86.77%         79.59%
                                                  =======        =======         ======         ======

  (i) Amount was computed based on average shares outstanding during the period.

 (ii) For the period January 9, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.

(iii) Unaudited.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                       YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                  1997           1996           1995           1994            1993
                                               ----------     ----------      ---------       -------        --------
Net asset value,
  beginning of year......................      $  40.91       $    39.41       $  27.31       $  30.88       $  27.26
                                               --------       ----------       --------       --------       --------
Net investment
  income (loss)..........................         (0.05)(i)        (0.04)(i)      (0.09)         (0.03)(i)      (0.05)
Net realized and
   unrealized gain
  (loss) on investments .................          4.45             1.70          12.19          (1.45)          3.67
                                               --------       ----------       --------       --------       --------
  Total from investment
    operations...........................          4.40             1.66          12.10          (1.48)          3.62
                                               --------       ----------       --------       --------       --------
Dividends from net
  investment income......................            --               --             --             --             --
Distributions from net
   realized gains........................         (1.56)           (0.16)            --          (2.09)            --
                                               --------       ----------       --------       --------       --------
  Total Distributions ...................         (1.56)           (0.16)            --          (2.09)            --
                                               --------       ----------       --------       --------       --------
Net asset value, end
  of year................................      $  43.75       $    40.91       $  39.41       $  27.31       $  30.88
                                               ========       ==========       ========       ========       ========
Total Return.............................         11.39%            4.18%         44.31%         (4.38%)        13.28%
                                               ========       ==========       ========       ========       ========
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted)......................      $997,586       $1,469,518       $984,212       $397,037       $238,850
                                               ========       ==========       ========       ========       ========
  Ratio of expenses to
     average net assets .................          0.89%            0.88%          0.92%          0.96%          1.03%
                                               ========       ==========       ========       ========       ========
  Decrease reflected in
    above expense ratios
    due to expense
   reimbursements........................            --               --             --             --             --
                                               ========       ==========       ========       ========       ========
  Ratio of net investment
    income (loss) to
    average net assets ..................         (0.12%)          (0.09%)        (0.48%)        (0.10%)        (0.35%)
                                               ========       ==========       ========       ========       ========
  Portfolio Turnover
    Rate.................................        104.43%          110.04%         80.66%        117.61%        148.07%
                                               ========       ==========       ========       ========       ========
  Average Commission
    Rate Paid............................      $  .0640       $    .0591
                                               ========       ==========


                                                                       YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                 1992           1991           1990           1989            1988(III)
                                                ------         ------         ------         ------           ------
Net asset value,
  beginning of year......................     $  26.79        $ 17.02        $ 15.79         $  9.60          $ 10.00
                                              --------        -------        -------         -------          -------
Net investment
  income (loss)..........................        (0.06)         (0.03)          0.02            0.04             0.06
Net realized and
   unrealized gain
  (loss) on investments .................         0.91           9.82           1.35            6.15            (0.40)
                                              --------        -------        -------         -------          -------
  Total from investment
    operations...........................         0.85           9.79           1.37            6.19            (0.34)
                                              --------        -------        -------         -------          -------
Dividends from net
  investment income......................           --          (0.02)         (0.01)             --            (0.06)
Distributions from net
   realized gains........................        (0.38)            --          (0.13)             --               --
                                              --------        -------        -------         -------          -------
  Total Distributions ...................        (0.38)         (0.02)         (0.14)             --             (0.06)
                                              --------        -------        -------         -------          -------
Net asset value, end
  of year................................     $  27.26        $ 26.79        $ 17.02         $ 15.79           $  9.60
                                              ========        =======        =======         =======           =======
Total Return.............................         3.55%         57.54%          8.71%          64.48%(ii)        (3.35%)(ii)
                                              ========        =======        =======         =======           =======
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted)......................     $135,718        $56,798        $ 7,149         $   569           $    39
                                              ========        =======        =======         =======           =======
  Ratio of expenses to
     average net assets .................         0.98%          1.06%          1.50%           1.50%             1.50%
                                              ========        =======        =======         =======           =======
  Decrease reflected in
    above expense ratios
    due to expense
   reimbursements........................           --             --           0.33%           9.15%            12.31%
                                              ========        =======        =======         =======           =======
  Ratio of net investment
    income (loss) to
    average net assets ..................        (0.37%)        (0.12%)         0.50%           1.11%             2.27%
                                              ========        =======        =======         =======           =======
  Portfolio Turnover
    Rate.................................       108.06%        125.90%        132.46%         133.61%            20.86%
                                              ========        =======        =======         =======           =======
  Average Commission
    Rate Paid............................     $  .0640        $ .0591
                                              ========        =======


  (i) Amount was computed based on average shares outstanding during the period.

 (ii) Unaudited.

(iii) For the period September 21, 1988 (commencement of operations) to December
      31, 1988.  Ratios  have  been  annualized;   total  return  has  not  been
      annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                            FROM MAY 3, 1993
                                                        YEAR ENDED DECEMBER 31,                             (COMMENCEMENT OF
                                                     ----------------------------------                        OPERATIONS)
                                                      1997           1996           1995          1994    TO DECEMBER 31, 1993(I)
                                                     ------         ------         ------        ------   -----------------------
Net asset value, beginning of year.............     $  21.35       $  19.44       $  13.46       $  13.72        $ 10.00
                                                    --------       --------       --------       --------        -------
Net investment income (loss)...................        (0.04)          0.03          (0.03)          0.00(ii)      (0.02)
Net realized and unrealized gain (loss)
  on investments...............................         3.20           2.29           6.01          (0.21)          3.88
                                                    --------       --------       --------       --------        -------
  Total from investment operations.............         3.16           2.32           5.98          (0.21)          3.86
                                                    --------       --------       --------       --------        -------
Dividends from net investment income...........        (0.01)            --             --             --             --
Distributions from net realized gains..........        (0.32)         (0.41)            --          (0.05)         (0.14)
                                                    --------       --------       --------       --------        -------
    Total Distributions .......................        (0.33)         (0.41)            --          (0.05)         (0.14)
                                                    --------       --------       --------       --------        -------
Net asset value, end of year...................     $  24.18       $  21.35       $  19.44       $  13.46        $ 13.72
                                                    ========       ========       ========        =======        =======
Total Return...................................        15.01%         11.90%         44.45%         (1.54%)        38.67%
                                                    ========       ========       ========        =======        =======
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)......     $444,967       $394,847       $185,349        $62,178        $21,301
                                                    ========       ========       ========        =======        =======
  Ratio of expenses to average net assets......         0.84%          0.84%          0.90%          0.97%          1.50%
                                                    ========       ========       ========        =======        =======
  Decrease reflected in above expense ratios
    due to expense reimbursements..............           --             --             --             --           0.03%
                                                    ========       ========       ========        =======        =======
  Ratio of net investment income (loss) to
    average net assets.........................        (0.15%)         0.08%         (0.25%)         0.03%         (0.58%)
                                                    ========       ========       ========        =======        =======
  Portfolio Turnover Rate......................       151.98%         90.97%        104.74%         83.96%         67.22%
                                                    ========       ========       ========        =======        =======
  Average Commission
    Rate Paid..................................     $  .0676       $  .0663
                                                    ========       ========


 (i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

--------------------------------------------------------------------------------

                                 THE PORTFOLIOS

   The Portfolios are designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund may also be a funding vehicle for Plans which elect to make the Fund an investment option for Plan participants.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.

                   PARTICIPATING INSURANCE COMPANIES AND PLANS

   The Portfolios are intended to be funding vehicles for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                              INVESTMENT OBJECTIVES
                                  AND POLICIES


   The investment objectives of the Portfolios and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objective will be achieved.


   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1998, the range of market capitalization of the companies in the Russell Index was $20 million to $4.25 billion; the range of market capitalization of the companies in the S&P Index at that date was $31 million to $3.7 billion. The combined range as of that date was $20 million to $4.25 billion. The Portfolio may invest up to

35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.

   The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1998, the range of market capitalization of these companies was $201 million to $14.3 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


IN GENERAL


   The Portfolios seek to achieve their investment objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% of their total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their total assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.


   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by Alger American MidCap Growth Portfolio and Alger American Growth Portfolio.

                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS


   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.


ILLIQUID AND RESTRICTED SECURITIES

   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolios' Rule 144A investments.


LENDING OF PORTFOLIO SECURITIES


   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.


FOREIGN SECURITIES

   Each  Portfolio  may  invest  up to  20%  of  its  total  assets  in  foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   Each Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS


   In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, firm commitment agreements, "when issued" purchases, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND

ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios including the Portfolios.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are en-titled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971 as Executive Vice President and Director of Research until 1995, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES

   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Small Capitalization Portfolio-.85%; Alger American MidCap Growth Portfolio-.80%; Alger American Growth Portfolio-.75%.


   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Fund.

EXPENSES


   Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the expenses of any Portfolio if its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.


   The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

YEAR 2000 READINESS


   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.


                                 NET ASSET VALUE

   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

                                      TAXES

   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.


   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may by given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

                                  INVESTOR AND
                             SHAREHOLDER INFORMATION

    Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                                         THE |
                                       ALGER | MEETING THE CHALLENGE
                                    AMERICAN | OF INVESTING
                                        FUND |

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

       -----------------------------------------------------------------


INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------



                                       THE | 75 Maiden Lane
                                     ALGER | New York, New York 10038
                                  AMERICAN | (800) 992-FUND (992-3863)
                                      FUND |




                   ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

================================================================================


     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Income and Growth Portfolio (the "Portfolio"). The Portfolio seeks primarily to provide a high level of dividend income by investing primarily in a diversified, actively managed portfolio of dividend paying equity securities, and, to a lesser extent, in money market instruments and repurchase agreements. Capital appreciation is a secondary objective of the Portfolio.

     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "Alger American Income and Growth Portfolio."

     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



     FRED ALGER |                          FRED ALGER |
    MANAGEMENT, | INVESTMENT MANAGER       & COMPANY, | DISTRIBUTOR
           INC. |                        INCORPORATED |


--------------------------------------------------------------------------------

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                   MAY 1, 1998

--------------------------------------------------------------------------------

                                    CONTENTS

                                                            Page
                                                            ----

      Portfolio Expenses ...............................    iii

      Financial Highlights .............................     iv

      Alger American Income & Growth

        Portfolio ......................................      1

      Participating Insurance Companies and Plans ......      1

      Investment Objective and Policies ................      1

      Investment Practices .............................      2

      Management of the Fund ...........................      2

      Net Asset Value ..................................      4

      Purchases and Redemptions ........................      4

      Dividends and Distributions ......................      4

      Taxes ............................................      5

      Performance ......................................      5

      Investor and Shareholder Information .............      5


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES

           The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

           The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.

      SHAREHOLDER TRANSACTION EXPENSES

      Maximum Sales Load Imposed on Purchases ..................................................................          None

      Maximum Sales Load Imposed on Reinvested Dividends .......................................................          None

      Deferred Sales Load ......................................................................................          None

      Redemption Fees ..........................................................................................          None

      Exchange Fees ............................................................................................          None

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

      Management Fees ..........................................................................................         .625%


      12b-1 Fees ...............................................................................................           --

      Other Expenses ...........................................................................................         .115%
                                                                                                                         ----
      Total Portfolio Operating Expenses .......................................................................         .740%
                                                                                                                         ====

      EXAMPLE

      You would pay the following expenses on a $1,000 investment,  assuming (1)
        5% annual return and (2) redemption at the end of each time period:

      One Year .................................................................................................          $ 8

      Three Years ..............................................................................................           24

      Five Years ...............................................................................................           41

      Ten Years ................................................................................................           92



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

    The Financial Highlights for the years ended December 31, 1990 through 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.

THE ALGER AMERICAN FUND
INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                     YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                               1997     1996        1995        1994      1993     1992     1991      1990     1989    1988(ii)
                             -------- -------     -------     --------  -------  -------  --------  -------  -------   -------
 Net asset value,
   beginning of year......    $ 8.42   $ 17.79     $  13.30    $  15.31  $ 13.93  $ 13.08  $  10.67  $ 10.74  $ 10.00   $ 10.00
                             -------   -------     --------    --------  -------  -------  --------  -------  -------   -------
 Net investment income....      0.03      0.09(iii)    0.11(iii)   0.17     0.07     0.08      0.09     0.11     0.18      0.10
 Net realized and
   unrealized
   gain (loss)
   on investments.........      2.94      1.87         4.54       (1.47)    1.37     1.02      2.41    (0.08)    0.56        --
                            --------   -------     --------    --------  -------  -------  --------  -------  -------   -------
Total from investment
  operations.............       2.97      1.96         4.65       (1.30)    1.44     1.10      2.50     0.03     0.74      0.10
                            --------   -------     --------    --------  -------  -------  --------  -------  -------   -------
Dividends from net
  investment income......      (0.04)    (0.33)       (0.16)      (0.15)   (0.06)   (0.12)    (0.09)   (0.10)      --     (0.10)
Distributions from net
  realized gains.........      (0.36)   (11.00)          --       (0.56)      --    (0.13)       --       --       --        --
                            --------   -------     --------    --------  -------  -------  --------  -------  -------   -------
  Total Distributions....      (0.40)   (11.33)       (0.16)      (0.71    (0.06)   (0.25)    (0.09)   (0.10)      --     (0.10)
                            --------   -------     --------    --------  -------  -------  --------  -------  -------   -------
Net asset value, end of year   10.99   $  8.42     $  17.79    $  13.30  $ 15.31  $ 13.93  $  13.08  $ 10.67  $ 10.74   $ 10.00
                            ========   =======     ========    ========  =======  =======  ========  =======  =======   =======
Total Return.............      36.29%    19.68%       35.13%      (8.28%)  10.34%    8.64%    23.51%    0.28     7.40%(i)  0.95%(i)
                            ========   =======     ========    ========  =======  =======  ========  =======  =======   =======
Ratios and
  Supplemental Data:
  Net assets, end of year
    (000's omitted)......   $ 47,399  $ 20.910        8.639    $ 29.135 $ 31.895  $ 8.671   $ 2.663  $   436  $    98   $    28
                            ========  ========     ========    ======== ========  =======  ========  =======  =======   =======

  Ratio of expenses to
    average net assets...       0.74%     0.81%        0.75%       0.75%    0.97%    1.25%     1.25%    1.25%    1.25%     1.25%
                            ========  ========      =======    ========  =======  =======  ========  =======  =======   =======
  Decrease reflected in above
    expense ratios
    due to expense
    reimbursements.......         --        --           --          --       --     0.01%     0.66%    5.41%   23.72%    20.26%
                            ========  ========      =======    ========  =======   ======  ========  =======  =======   =======
   Ratio of net investment
    income to average
    net assets...........       0.56%     0.94%        0.61%       1.22%    1.51%    1.62%     2.54%    3.61%    7.36%     7.30%
                             =======  ========      =======    ========  =======  =======  ========   ======   ======   =======
  Portfolio Turnover Rate     150.09%   121.60%      164.05%     177.97%  105.80%  100.62%    61.11%   56.90%      --        --
                             =======  ========      =======    ========  =======  =======  ========  =======   ======   =======
Average Commission
  Rate Paid..............   $  .0724  $  .0728
                            ========  ========


   (i)  Unaudited.

  (ii) For the period November 15, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.

 (iii) Amount was computed based on average shares outstanding during the period.

-------------------------------------------------------------------------------

                              ALGER AMERICAN INCOME
                              AND GROWTH PORTFOLIO

   The Portfolio is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. The Portfolio may also be a funding vehicle for Plans which elect to make the Portfolio an investment option for Plan participants.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.

                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

   The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                       INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives of the Portfolio and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objectives will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
(4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.


   The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary investment objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Fred Alger Management, Inc. ("Alger Management") will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods.


IN GENERAL

   The Portfolio seeks to achieve its investment objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objectives or to meet redemptions, it may hold up to 15% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Smaller, newer issuers may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors.

                              INVESTMENT PRACTICES

    The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Alger Management determines the liquidity of the Portfolio's Rule 144A investments.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 33 1/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.

FOREIGN SECURITIES

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

    The Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, firm commitment agreements, "when issued" purchases, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                             MANAGEMENT OF THE FUND

ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolio only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of the voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

    The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


    Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS

    David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971 as Executive Vice President and Director of Research until 1995, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .625% of the value of the Portfolio's average daily net assets.


   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Portfolio.

EXPENSES


   The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.25% of its average daily net assets for any fiscal year. Any expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.


   The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

YEAR 2000 READINESS

   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS

   Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.

                                      TAXES


   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance.

   The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information which is hereby incorporated by reference. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                              THE
                            ALGER | MEETING THE CHALLENGE
                         AMERICAN | OF INVESTING
                             FUND |




NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

        ----------------------------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------



                              THE |
                            ALGER | 75 MAIDEN LANE
                         AMERICAN | NEW YORK, NEW YORK 10038
                             FUND | (800) 992-FUND (992-3863)




                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
================================================================================

     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Small Capitalization Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly.

     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "Alger American Small Capitalization Portfolio."

     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



     FRED ALGER |                          FRED ALGER |
    MANAGEMENT, | INVESTMENT MANAGER       & COMPANY, | DISTRIBUTOR
           INC. |                        INCORPORATED |


--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                   MAY 1, 1998

--------------------------------------------------------------------------------

                              CONTENTS
                                                            Page
                                                            ----

      Portfolio Expenses ................................   iii

      Financial Highlights ..............................    iv

      Alger American Small Capitalization

        Portfolio .......................................     1

      Participating Insurance Companies and Plans .......     1

      Investment Objective and Policies .................     1

      Investment Practices ..............................     2

      Management of the Fund ............................     2

      Net Asset Value ...................................     4

      Purchases and Redemptions .........................     4

      Dividends and Distributions .......................     5

      Taxes .............................................     5

      Performance .......................................     5

      Investor and Shareholder Information ..............     5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES

     The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

     The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.

      SHAREHOLDER TRANSACTION EXPENSES

      Maximum Sales Load Imposed on Purchases ......................................................................      None

      Maximum Sales Load Imposed on Reinvested Dividends ...........................................................      None

      Deferred Sales Load ..........................................................................................      None

      Redemption Fees ..............................................................................................      None

      Exchange Fees ................................................................................................      None

      ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

      Management Fees ..............................................................................................      .85%

      12b-1 Fees ...................................................................................................        --


      Other Expenses ...............................................................................................      .04%
                                                                                                                          ----
      Total Portfolio Operating Expenses ...........................................................................      .89%
                                                                                                                          ====
      EXAMPLE

      You would pay the following expenses on a $1,000 investment,  assuming (1)
        5% annual return and (2) redemption at the end of each time period:

      One Year .....................................................................................................       $ 9

      Three Years ..................................................................................................        28

      Five Years ...................................................................................................        49

      Ten Years ....................................................................................................       110


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights for the years ended December 31, 1990 through 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.


THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------
                                   1997          1996           1995      1994         1993
                                 --------     ----------     --------   --------     --------
Net asset value, beginning
  of year...............         $  40.91     $    39.41     $  27.31   $  30.88     $  27.26
                                 --------     ----------     --------   --------     --------
Net investment income (loss)        (0.05)(i)      (0.04)(i)    (0.09)     (0.03)(i)    (0.05)
Net realized and unrealized
  gain (loss)
  on investments........             4.45           1.70        12.19      (1.45)        3.67
                                 --------     ----------     --------   --------     --------
  Total from investment
    operations..........             4.40           1.66        12.10      (1.48)        3.62
                                 --------     ----------     --------   --------     --------
Dividends from net
  investment income.....               --             --           --         --           --
Distributions from
  net realized gains....            (1.56)         (0.16)          --      (2.09)          --
                                 --------     ----------     --------   --------     --------
  Total Distributions...            (1.56)         (0.16)          --      (2.09)          --
                                 --------     ----------     --------   --------     --------
Net asset value, end of year     $  43.75     $    40.91     $  39.41   $  27.31     $  30.88
                                 ========     ==========     ========   ========     ========
Total Return ...........            11.39%          4.18%       44.31%     (4.38%)      13.28%
                                 ========     ==========     ========   ========     ========
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted).....         $997,586     $1,469,518     $984,212   $397,037     $238,850
                                 ========     ==========     ========   ========     ========
  Ratio of expenses to average
    net assets..........             0.89%          0.88%        0.92%      0.96%        1.03%
                                 ========     ==========     ========   ========     ========
  Decrease reflected in above
    expense ratios due to expense
    reimbursements......               --             --           --        --            --
                                 ========     ==========     ========  ========      ========
  Ratio of net investment income
    (loss) to average net assets    (0.12%)        (0.09%)      (0.48%)   (0.10%)       (0.35%)
                                 ========     ==========    =========  ========      ========
  Portfolio Turnover Rate          104.43%        110.04%       80.66%   117.61%       148.07%
                                 ========     ==========    =========  ========      ========
  Average Commission
    Rate Paid...........         $  .0640     $    .0591
                                 ========     ==========

--------------------------------------------------------------------------------
(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Unaudited.

(iii) For the period September 21, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.




                                               YEAR ENDED DECEMBER 31,
                                 -------------------------------------------------
                                    1992      1991     1990    1989       1988(iii)
                                  -------   -------  -------  -------    ---------
Net asset value, beginning
  of year...............          $  26.79   $ 17.02   $15.79   $ 9.60      $10.00
                                  --------   -------   ------   ------      ------
Net investment income (loss)         (0.06)    (0.03)    0.02     0.04        0.06
Net realized and unrealized
  gain (loss)
  on investments........              0.91      9.82     1.35     6.15       (0.40)
                                  --------   -------   ------   ------      ------
  Total from investment
    operations..........              0.85      9.79     1.37     6.19       (0.34)
                                  --------   -------   ------   ------      ------
Dividends from net
  investment income.....                --     (0.02)   (0.01)      --       (0.06)
Distributions from
  net realized gains....             (0.38)       --    (0.13)      --          --
                                  --------   -------   ------   ------      ------
  Total Distributions...             (0.38)    (0.02)   (0.14)      --       (0.06)
                                  --------   -------   ------   ------      ------
Net asset value, end of year      $  27.26   $ 26.79   $17.02   $15.79      $ 9.60
                                  ========   =======   ======   ======      ======
Total Return ...........              3.55%    57.54%    8.71%   64.48%(ii)  (3.35%)(ii)
                                  ========   =======   ======   ======      ======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted).....          $135,718   $56,798   $7,149   $  569      $   39
                                  ========   =======   ======   ======      ======
  Ratio of expenses to average
    net assets..........              0.98%     1.06%    1.50%    1.50%       1.50%
                                  ========   =======   ======   ======      ======
  Decrease reflected in above
    expense ratios due to expense
    reimbursements......                --        --     0.33%    9.15%      12.31%
                                  ========   =======   ======   ======      ======
  Ratio of net investment income
    (loss) to average net assets     (0.37%)   (0.12%)   0.50%    1.11%       2.27%
                                  ========   =======   ======   ======      ======
  Portfolio Turnover Rate           108.06%   125.90%  132.46%  133.61%      20.86%
                                  ========   =======   ======   ======      ======
  Average Commission
    Rate Paid...........

(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Unaudited.

(iii) For the period September 21, 1988 (commencement of operations) to December
      31, 1988. Ratios have been annualized; total return has not been annualized.

-------------------------------------------------------------------------------

                              ALGER AMERICAN SMALL
                            CAPITALIZATION PORTFOLIO

   The Portfolio is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. The Portfolio may also be a funding vehicle for Plans which elect to make the Portfolio an investment option for Plan participants.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.

                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

   The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                        INVESTMENT OBJECTIVE AND POLICIES

   The investment objective of the Portfolio and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objective will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
(4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1998, the range of market capitalization of the companies in the Russell Index was $20 million to $4.25 billion; the range of market capitalization of the companies in the S&P index at that date was $31 million to $3.7 billion. The combined range as of that date was $20 million to $4.25 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


IN GENERAL


   The Portfolio seeks to achieve its investment objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective or to meet redemptions, it may hold up to 15% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.


   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors.

                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.


REPURCHASE AGREEMENTS


   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.



ILLIQUID AND RESTRICTED SECURITIES


   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's Rule 144A investments.



LENDING OF PORTFOLIO SECURITIES


   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.



FOREIGN SECURITIES

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.


OTHER INVESTMENTS


   In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, firm commitment agreements, "when issued" purchases, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.



PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.


                             MANAGEMENT OF THE FUND

ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolio only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two- thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.


BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.


INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971 as Executive Vice President and Director of Research until 1995, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .85% of the value of the Portfolio's average daily net assets.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Portfolio.

EXPENSES

   The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


YEAR 2000 READINESS

   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.


                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any Charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of the Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the

Portfolio. Please refer to the Statement of Additional Information for more details.


                           DIVIDENDS AND DISTRIBUTIONS

   Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.


                                      TAXES


   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.


                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance.

   The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the plan.


                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                                  THE |
                                ALGER | MEETING THE CHALLENGE
                             AMERICAN | OF INVESTING
                                 FUND |


NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------



                       THE |
                     ALGER | 75 Maiden Lane
                  AMERICAN | New York, New York 10038
                      FUND | (800) 992-FUND (992-3863)


                         ALGER AMERICAN GROWTH PORTFOLIO
================================================================================

     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Growth Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "Alger American Growth Portfolio."

     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.





         FRED ALGER |                             FRED ALGER |
         MANAGEMENT,|INVESTMENT MANAGER           & COMPANY, | DISTRIBUTOR
                INC.|                           INCORPORATED |


--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   MAY 1, 1998

--------------------------------------------------------------------------------
                                    CONTENTS
                                                     Page
                                                     ----
Portfolio Expenses ................................   iii

Financial Highlights ..............................    iv

Alger American Growth
  Portfolio .......................................     1

Participating Insurance Companies and Plans .......     1

Investment Objective and Policies .................     1

Investment Practices ..............................     2

Management of the Fund ............................     2

Net Asset Value ...................................     4

Purchases and Redemptions .........................     4

Dividends and Distributions .......................     4

Taxes .............................................     5

Performance .......................................     5

Investor and Shareholder Information ..............     5


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PORTFOLIO EXPENSES

     The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

     The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases .............................   None

Maximum Sales Load Imposed on Reinvested Dividends ..................   None

Deferred Sales Load .................................................   None

Redemption Fees .....................................................   None

Exchange Fees .......................................................   None


ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE
  OF AVERAGE NET ASSETS)

Management Fees .....................................................    .75%

12b-1 Fees ..........................................................     --

Other Expenses ......................................................    .04%
                                                                        ----
Total Portfolio Operating Expenses ..................................    .79%
                                                                        ====

EXAMPLE

You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year ............................................................    $ 8

Three Years .........................................................     25

Five Years ..........................................................     44

Ten Years ...........................................................     98



-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights for the years ended December 31, 1990 through 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.



THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------



                                                                        YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------------------------------------------------
                                    1997        1996       1995      1994      1993      1992     1991       1990     1989(ii)
                                 ----------  ---------  ---------  --------  --------  --------  -------    -------   --------
Net asset value, beginning
  of year....................... $    34.33  $   31.16  $   23.13 $   24.67   $ 20.17  $  18.00  $ 12.86    $ 12.41   $ 10.00
                                 ----------  ---------  --------- ---------   -------  --------  -------    -------   -------
Net investment income...........       0.13       0.12       0.02      0.07      0.03      0.03     0.08(i)    0.07      0.09
Net realized and unrealized
  gain on investments...........       8.66       4.00       8.33      0.15      4.50      2.19     5.11       0.44      2.32
                                 ----------  ---------  --------- ---------   -------  --------  -------    -------   -------
  Total from investment
    operations..................       8.79       4.12       8.35      0.22      4.53      2.22     5.19       0.51      2.41
                                 ----------  ---------  --------- ---------   -------  --------  -------    -------   -------
Dividends from net investment
  income........................      (0.13)     (0.02)     (0.07)    (0.03)    (0.03)    (0.03)   (0.05)     (0.06)       --
Distributions from net realized
  gains.........................      (0.23)     (0.93)     (0.25)    (1.73)       --     (0.02)      --         --        --
                                 ----------  ---------  --------- ---------   -------  --------  -------    -------   -------
  Total Distributions...........      (0.36)     (0.95)     (0.32)    (1.76)    (0.03)    (0.05)   (0.05)     (0.06)       --
                                 ----------  ---------  --------- ---------   -------  --------  -------    -------   -------
Net asset value, end of year.... $    42.76  $   34.33  $   31.16 $   23.13   $ 24.67  $  20.17  $ 18.00    $ 12.86   $ 12.41
                                 ==========  =========  ========= =========   =======  ========  =======    =======   =======

Total Return....................      25.75%     13.35%     36.37%     1.45%    22.47%    12.38%   40.39%      4.14%    24.10%(iii)
                                 ==========  =========  ========= ==========  ========  ======== ========    =======  =======

Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted)............. $1,072,529  $ 991,028  $ 502,974 $ 150,390  $ 74,878  $ 30,316 $ 10,094    $ 1,228   $   171
                                 ==========  =========  ========= =========  ========  ======== ========    =======   =======
  Ratio of expenses to average
    net assets..................       0.79%      0.79%      0.85%     0.86%     0.97%     0.99%    1.29%      1.50%     1.50%
                                 ==========  =========  ========= =========  ========  ======== ========    =======   =======

  Decrease reflected in above
    expense ratios due to
    expense reimbursements......         --         --         --        --        --        --       --       2.31%     7.32%
                                 ==========  =========   ======== =========  ========  ======== ========    =======   =======
  Ratio of net investment income
    to average net assets.......       0.27%      0.50       0.18%     0.48%     0.25%     0.33%    0.52%      1.69%     1.30%
                                 ==========  =========   ======== =========  ========  ======== ========    =======   =======
  Portfolio Turnover Rate.......     129.50%     82.86%    118.33%   111.76%   112.64%    63.91%   58.95%     86.77%    79.59%
                                 ==========  =========    ======= =========  ========  ======== ========    =======   =======
  Average Commission Rate Paid.. $    .0697  $   .0683
                                 ==========  =========



(i)   Amount was computed based on average shares outstanding during the period.

(ii) For the period January 9, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.

(iii) Unaudited.

-------------------------------------------------------------------------------

                              ALGER AMERICAN GROWTH
                                    PORTFOLIO

   The Portfolio is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. The Portfolio may also be a funding vehicle for Plans which elect to make the Portfolio an investment option for Plan participants.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.
                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

   The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                        INVESTMENT OBJECTIVE AND POLICIES


   The investment objective of the Portfolio and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objective will be achieved.


   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
(4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

 IN GENERAL

   The Portfolio seeks to achieve its investment objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective or to meet redemptions, it may hold up to 15% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.


   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Smaller, newer issuers may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have lim-ited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's Rule 144A investments.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.

FOREIGN SECURITIES

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, firm commitment agreements, "when issued" purchases, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                             MANAGEMENT OF THE FUND
ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolio only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of the voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS

   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971 as Executive Vice President and Director of Research until 1995, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .75% of the value of the Portfolio's average daily net assets.


   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers, will be paid from Alger Management's own resources and not from the assets of the Portfolio.

 EXPENSES

   The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

YEAR 2000 READINESS

   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of the Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS

   Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.

                                      TAXES

   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance.

   The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                  THE |
                ALGER | MEETING THE CHALLENGE
             AMERICAN | OF INVESTING
                 FUND |




NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.




        ---------------------------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------


                       THE |
                     ALGER | 75 Maiden Lane
                  AMERICAN | New York, New York 10038
                      FUND | (800) 992-FUND (992-3863)




                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
================================================================================

     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American MidCap Growth Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the S&P MidCap 400 Index.

     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "Alger American MidCap Growth Portfolio."

     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.






         FRED ALGER |                             FRED ALGER |
         MANAGEMENT,|INVESTMENT MANAGER           & COMPANY, | DISTRIBUTOR
                INC.|                           INCORPORATED |


--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                 OR ANY STATE SECURITIES COMMISSION PASSED UPON
                  THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   MAY 1, 1998

--------------------------------------------------------------------------------
                                    CONTENTS
                                                     Page
                                                     ----
Portfolio Expenses .................................. iii

Financial Highlights ................................  iv

Alger American MidCap
  Growth Portfolio ..................................   1

Participating Insurance Companies and Plans .........   1

Investment Objective and Policies ...................   1

Investment Practices ................................   2

Management of the Fund ..............................   2

Net Asset Value .....................................   4

Purchases and Redemptions ...........................   4

Dividends and Distributions .........................   5

Taxes ...............................................   5

Performance .........................................   5

Investor and Shareholder Information ................   5


--------------------------------------------------------------------------------
                                       ii

--------------------------------------------------------------------------------
                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

   The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases .........................  None

Maximum Sales Load Imposed on Reinvested Dividends ..............  None

Deferred Sales Load .............................................  None

Redemption Fees .................................................  None

Exchange Fees ...................................................  None


ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)

Management Fees .................................................   .80%

12b-1 Fees ......................................................    --

Other Expenses ..................................................   .04%
                                                                   ----
Total Portfolio Operating Expenses ..............................   .84%
                                                                   ====

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period:

One Year ........................................................   $ 9

Three Years .....................................................    27

Five Years ......................................................    47

Ten Years .......................................................   104


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

   The Financial Highlights for the years ended December 31, 1993 through 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.


THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------

                                                                                                      FROM MAY 3, 1993
                                                                                                     (COMMENCEMENT OF
                                                               YEAR ENDED DECEMBER 31,                  OPERATIONS)
                                               1997         1996          1995          1994      TO DECEMBER 31, 1993(I)
                                             --------     --------      --------       -------    -----------------------
Net asset value,
  beginning of year .....................    $  21.35     $  19.44      $  13.46       $ 13.72           $ 10.00
                                             --------     --------      --------       -------           -------
Net investment income (loss) ............       (0.04)        0.03         (0.03)         0.00(ii)         (0.02)
Net realized and unrealized
  gain (loss) on investments ............        3.20         2.29          6.01         (0.21)             3.88
                                             --------     --------      --------       -------           -------
  Total from investment
    operations ..........................        3.16         2.32          5.98         (0.21)             3.86
Dividends from net
    investment income ...................       (0.01)          --            --            --                --
Distributions from
  net realized gains ....................       (0.32)       (0.41)           --         (0.05)            (0.14)
                                             --------     --------      --------       -------           -------
Total Distributions .....................       (0.33)       (0.41)           --         (0.05)            (0.14)
                                             --------     --------      --------       -------           -------
Net asset value, end of year ............    $  24.18     $  21.35      $  19.44       $ 13.46           $ 13.72
                                             ========     ========      ========       =======           =======
Total Return ............................       15.01%       11.90%        44.45%        (1.54%)           38.67%
                                             ========     ========      ========       =======           =======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted) .....................    $444,967     $394,847      $185,349       $62,178           $21,301
                                             ========     ========      ========       =======           =======
  Ratio of expenses to
    average net assets ..................        0.84%        0.84%         0.90%         0.97%             1.50%
                                             ========     ========      ========       =======           =======
  Decrease reflected in above
    expense ratio due to
    expense reimbursements ..............          --           --            --            --              0.03%
                                             ========     ========      ========       =======           =======
  Ratio of net investment income
    (loss) to average net assets ........       (0.15%)       0.08%        (0.25%)        0.03%            (0.58%)
                                             ========     ========      ========       =======           =======
  Portfolio Turnover Rate ...............      151.98%       90.97%       104.74%        83.96%            67.22%
                                             ========     ========      ========       =======           =======
  Average Commission Rate Paid ..........    $  .0676     $  .0663
                                             ========     ========


 (i) Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.


-------------------------------------------------------------------------------

                              ALGER AMERICAN MIDCAP
                                GROWTH PORTFOLIO

   The Portfolio is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. The Portfolio may also be a funding vehicle for Plans which elect to make the Portfolio an investment option for Plan participants.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.

                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

   The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                        INVESTMENT OBJECTIVE AND POLICIES

   The investment objective of the Portfolio and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objective will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
(4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1998, the range of market capitalization of these companies was $201 million to $14.3 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


 IN GENERAL

   The Portfolio seeks to achieve its investment objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective or to meet redemptions, it may hold up to 15% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its total assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Smaller, newer issuers may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's Rule 144A investments.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.

FOREIGN SECURITIES

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, firm commitment agreements, "when issued" purchases, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                             MANAGEMENT OF THE FUND
ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.")

in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolio only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two- thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971 as Executive Vice President and Director of Research until 1995, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .80% of the value of the Portfolio's average daily net assets.


   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers, will be paid from Alger Management's or its affiliates' resources and not from the assets of the Portfolio.

 EXPENSES


   The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

YEAR 2000 READINESS

   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.


                            PURCHASES AND REDEMPTIONS

  Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.
   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.


   Under unusual circumstances, shares of the Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.


                           DIVIDENDS AND DISTRIBUTIONS

   Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.

                                      TAXES


   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance.

   The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                  THE |
                ALGER | MEETING THE CHALLENGE
             AMERICAN | OF INVESTING
                 FUND |




NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.





       -----------------------------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rocket Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------

                           THE |
                         ALGER | 75 Maiden Lane
                      AMERICAN | New York, New York 10038
                          FUND | (800) 992-FUND (992-3863)


                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

================================================================================


     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Leveraged AllCap Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 331/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "Alger American Leveraged AllCap Portfolio."

     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1998 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



        FRED ALGER |                        FRED ALGER  |
        MANAGEMENT,| INVESTMENT MANAGER      & COMPANY, | DISTRIBUTOR
               INC.|                      INCORPORATED  |

--------------------------------------------------------------------------------

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
               SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                  COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                     OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                        ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                     REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                   MAY 1, 1998

--------------------------------------------------------------------------------

                                    CONTENTS

                                                           Page
                                                           ----
      Portfolio Expenses ................................   iii
      Financial Highlights ..............................    iv
      Alger American Leveraged
        AllCap  Portfolio ...............................     1
      Participating Insurance Companies and Plans .......     1
      Investment Objective and Policies .................     1
      Investment Practices ..............................     2
      Management of the Fund ............................     3
      Net Asset Value ...................................     5
      Purchases and Redemptions .........................     5
      Dividends and Distributions .......................     5
      Taxes .............................................     6
      Performance .......................................     6
      Investor and Shareholder Information ..............     6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES

     The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

     The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases ................................  None
Maximum Sales Load Imposed on Reinvested Dividends .....................  None
Deferred Sales Load ....................................................  None
Redemption Fees ........................................................  None
Exchange Fees ..........................................................  None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees ........................................................   .85%
12b-1 Fees                                                                ----

Other Expenses .........................................................   .15%*
                                                                          ----

Total Portfolio Operating Expenses .....................................  1.00%
                                                                          ====

     * Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is 0.04% of interest expense.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year ...............................................................  $ 10
Three Years ............................................................    32
Five Years .............................................................    55
Ten Years ..............................................................   122

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights for the years ended December 31, 1995 and 1997 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.


THE ALGER AMERICAN FUND
LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                            FROM JANUARY 25, 1995
                                                                 YEAR ENDED DECEMBER 31,      (COMMENCEMENT OF
                                                                 -----------------------        OPERATIONS)
                                                                   1997          1996      TO DECEMBER 31, 1995(I)
                                                                 ---------     ---------   -----------------------
Net asset value, beginning of period..........................   $   19.36    $    17.43           $ 10.00
                                                                 ---------    ----------           -------
Net investment loss...........................................       (0.03)        (0.03)(ii)        (0.03)
Net realized and unrealized gain on investments...............        3.84          2.14              7.46
                                                                 ---------    ----------           -------
    Total from investment operations..........................        3.81          2.11              7.43
Distribution from net realized gains..........................          --         (0.18)               --
                                                                 ---------    ----------           -------
Net asset value, end of period................................   $   23.17    $    19.36           $ 17.43
                                                                 =========    ==========           =======
Total Return..................................................       19.68%        12.04%            74.30%
                                                                 =========    ==========           =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)...................   $  53,488    $   34,925           $ 5,497
                                                                 =========    ==========           =======
  Ratio of expenses excluding interest to average net assets..        0.96%         1.06%             1.50%
                                                                 =========    ==========           =======
  Ratio of expenses including interest to average net assets..        1.00%         1.09%             1.56%
                                                                 =========    ==========           =======
  Decrease reflected in above expense ratios
    due to expense reimbursements.............................          --            --              2.36%
                                                                 =========    ==========           =======
  Ratio of net investment loss to average net assets..........       (0.17%)       (0.15%)           (0.71%)
                                                                 =========    ==========           =======
  Portfolio Turnover Rate.....................................      164.27%       102.10%           178.23%
                                                                 =========    ==========           =======
Amount of debt outstanding at end of period...................          --            --                --
                                                                 =========    ==========           =======
Average amount of debt outstanding during the period..........   $ 201,644    $   76,079           $ 8,122
                                                                 =========    ==========           =======
Average daily number of shares outstanding during the period..   2,135,458     1,107,187            75,460
                                                                 =========    ==========           =======
Average amount of debt per share during the period............   $    0.09    $     0.07            $ 0.11
                                                                 =========    ==========           =======
Average Commission Rate Paid..................................   $   .0703    $    .0682
                                                                 =========    ==========



(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

--------------------------------------------------------------------------------

                            ALGER AMERICAN LEVERAGED
                                ALLCAP PORTFOLIO

   The Portfolio is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. The Portfolio may also be a funding vehicle for Plans which elect to make the Portfolio an investment option for Plan participants.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.

                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

   The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                        INVESTMENT OBJECTIVE AND POLICIES

   The investment objective of the Portfolio and the investment restrictions summarized in the next paragraph are fundamental, which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objective will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 15% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
(4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes and in an amount exceeding 10% of its total assets for investment purposes as set forth below under "Leverage Through Borrowing." The Statement of Additional Information contains additional investment restrictions.

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

   The Portfolio may purchase put and call options and sell (write) covered call and put options on securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."

IN GENERAL

   The Portfolio seeks to achieve its investment objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective or to meet redemptions, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Smaller, newer issuers may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which in effect is held as collateral for a loan to the other party, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio may purchase securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's Rule 144A investments.

LENDING OF PORTFOLIO SECURITIES


   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets including collateral on such loans, less liabilities exclusive of the obligation to return such collateral, to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.


FOREIGN SECURITIES

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.

LEVERAGE THROUGH BORROWING

   The Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS

   The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered" (for a discussion of covered options, see the Statement of Additional Information.) Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.

STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

   The Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made only for hedging, not speculative, purposes.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

OTHER INVESTMENTS


   In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, firm commitment agreements, "when issued" purchases, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                             MANAGEMENT OF THE FUND

ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolio only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two- thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1998, had approximately $8.9 billion under management, $5.1 billion in mutual fund accounts and $3.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

PORTFOLIO MANAGERS

   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management since 1971 as Executive Vice President and Director of Research until 1995, and as President since 1995. Ms. Khoo has been employed by Alger Management since 1989 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 as a senior research analyst until 1995, and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .85% of the value of the Portfolio's average daily net assets.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .50% of the net asset value of shares held by those customers will be paid from Alger Management's or its affiliates' resources and not from the assets of the Portfolio.

EXPENSES

   The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. Any such expense reimbursements will be estimated and reconciled daily and paid on a monthly basis. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retain-ing the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information also contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

YEAR 2000 READINESS

   The Fund relies on computer systems for most of its operations. Like those of other financial institutions, many of the computer systems it relies on need to be adjusted to accommodate the changeover to the Year 2000. These adjustments are necessary for the Fund to be able to continue to operate without disruption after Year 2000. As is the case with most system conversion projects, risks and uncertainties exist due in part to reliance on third party vendors and service providers, and a project could be delayed. The Fund expects that the necessary changes will be completed on time and in a way that will result in no disruption to its operations. However, there can be no guarantee at this point that the Fund's expectation will be realized in all respects and that its operations and services to shareholders will not be adversely affected.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of the Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS

   Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating

Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.

                                      TAXES


   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders.


   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance.

   The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                           THE |
                         ALGER | MEETING THE CHALLENGE
                      AMERICAN | OF INVESTING
                          FUND |

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.


--------------------------------------------------------------------------------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

================================================================================

                              THE |
                            ALGER | MEETING THE CHALLENGE
                         AMERICAN | OF INVESTING
                             FUND |


                                 Alger American
                               Balanced Portfolio

                                 Alger American
                           Income and Growth Portfolio

                                 Alger American
                         Small Capitalization Portfolio

                                 Alger American
                                Growth Portfolio

                                 Alger American
                             MidCap Growth Portfolio

                                 Alger American
                           Leveraged AllCap Portfolio



                           STATEMENT |
                       OF ADDITIONAL | May 1, 1998
                         INFORMATION |


================================================================================

     THE|
   ALGER|75 Maiden Lane
AMERICAN|New York, New York 10038
    FUND|(800) 992-3863


================================================================================
The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in the following six portfolios (the "Portfolios"):

                         * Alger American Balanced Portfolio

                         * Alger American Income and Growth Portfolio

                         * Alger American Small Capitalization Portfolio

                         * Alger American Growth Portfolio

                         * Alger American MidCap Growth Portfolio

                         * Alger American Leveraged AllCap Portfolio

The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan Participants.


    This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 1, 1998. It should be read together with the Prospectus which may be obtained free of charge by writing or calling the Fund at the address or toll-free number shown above.


                                    CONTENTS

Investment Objectives and Policies...................................     2
Net Asset Value......................................................     9
Purchases and Redemptions............................................    10
Management...........................................................    10
Taxes................................................................    12
Custodian............................................................    13
Transfer Agent.......................................................    13
Certain Shareholders.................................................    13
Organization.........................................................    15
Determination of Performance.........................................    15
Financial Statements.................................................   F-1
Appendix.............................................................   A-1

INVESTMENT OBJECTIVES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The Prospectus discusses the investment objectives of each Portfolio and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

U.S. GOVERNMENT OBLIGATIONS

Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES

These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS

Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS

Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS
(ALGER AMERICAN BALANCED PORTFOLIO)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets less liabilities other than the repurchase obligation.

FIRM COMMITMENT AGREEMENTS AND
WHEN-ISSUED PURCHASES

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. A Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS

Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

RESTRICTED SECURITIES

Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities
and  Exchange   Commission  (the  "SEC")  specifically  stated
that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's Portfolio could be adversely affected.

SHORT SALES

Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF PORTFOLIO SECURITIES

Each Portfolio may lend securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES

Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary
Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

OPTIONS (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option written by the Portfolio on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade short-term obligations in a segregated account held with its custodian. A put option written by the Portfolio is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio is obligated, in return for the premium received, to make delivery of this amount. The Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted.

The Portfolio will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management may be forced to liquidate portfolio securities to meet settlement obligations.


Although Alger Management will attempt to take appropriate measures to minimize the risks relating to the Portfolio's writing of put and call options, there can be no assurance that the Portfolio will succeed in any option-writing program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)

Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities.

The risk of imperfect correlation increases as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio will sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which are the subject of the hedge. In addition, the Portfolio's purchase of such options will be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or as-sets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 12 below have been adopted by the Fund with respect to each of the Portfolios as fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the affected Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies adopted by the Fund prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

10. Investing in commodities, except that the Alger American Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.

11.  Investing  more than 10
percent (15 percent in the case of Alger American Leveraged AllCap Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

12. Issuing senior securities, except that the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

13. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger American Leveraged AllCap Portfolio may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

17. Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction. Additional limitations imposed by state law and regulations may apply.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 1995, the Fund paid an aggregate of approximately $2,023,563 in commissions to broker-dealers in connection with portfolio transactions, 100% of which was paid to Alger Inc. During the fiscal year ended December 31, 1996, the Fund paid an aggregate of approximately $4,066,005 in commissions to broker-dealers in connection with portfolio transactions, of which $3,802,749 (93.53%) was paid to Alger Inc. During the fiscal year ended December 31, 1996, 91.52% of the aggregate dollar amount of the Fund's transactions involving the payment of brokerage commissions were effected through Alger Inc. During the fiscal year ended December 31, 1997, the Fund paid an aggregate of approximately $7,837,883 in commissions to broker-dealers in connection with portfolio transactions of which $7,712,699 (98.40%) was paid to Alger Inc. During the fiscal year ended December 31, 1997, 97.92% of the aggregate dollar amount of the Fund's transactions involving the payment of brokerage commissions were effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities.


Portfolio Turnover

The portfolio turnover rates of all of the Portfolios except Alger American Small Capitalization Portfolio were significantly higher in 1997 than in 1996. (See "Financial Highlights" in the Prospectus.) This was due primarily to the fact that the markets for the types of securities in which the Portfolios typically invest were substantially more volatile, resulting in more frequent trading by the Portfolios, in 1997 than in 1996; the contrast between the two years was heightened by the fact that turnover rates for 1996 tended to be lower on average than in other recent years.


NET ASSET VALUE


The Prospectus discusses the time at which the net asset values of the Portfolios are determined for purposes of sales and redemptions. The New York Stock Exchange (the "NYSE") is currently open on each Monday through Friday, except (i) January 1st, Dr. Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th and (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. The fol-lowing is a description of the procedures used by the Fund in valuing the Portfolios' assets.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Should any conflict between VA contract and VLI policy holders and Plans arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan participants.

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND


Certain information about the Trustees and officers of the Fund is set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or trustee, as the case may be, of Castle Convertible Fund, Inc., a registered closed-end investment company, and The Alger Fund, The Alger Retirement Fund and Spectra Fund, registered open-end management investment companies, for all of which Alger Management serves as investment adviser. Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger III and David D. Alger are brothers. Unless otherwise noted, the address of each person named below is 75 Maiden Lane, New York, New York 10038.

NAME, AGE AND POSITION
WITH THE FUND AND ADDRESS           PRINCIPAL OCCUPATIONS
Fred M. Alger III (63)              Chairman of the Board of Alger Associates, Inc. ("Associates"), Alger Inc.,
  Chairman of the Board             Alger Management, Alger Properties, Inc. ("Properties"), Alger Shareholder Services, Inc.
                                    ("Services"), Alger Life Insurance Agency, Inc. ("Agency") Fred Alger International Advisory
                                    S.A. ("International"), The Alger American Asset Growth Fund ("Asset Growth") and Analysts
                                    Resources, Inc. ("ARI").

David D. Alger (54)                 President and Director of Associates, Alger Management, Alger Inc.,
  President and Trustee             Properties, Services, International and Agency; Executive Vice President and Director of  ARI.

Gregory S. Duch (46)                Executive Vice President, Treasurer and Director of Alger Management
  Treasurer                         Properties and Associates; Executive Vice President and Treasurer of Alger Inc., ARI, Services
                                    and Agency; Director and Treasurer of International.

Mary E. Marsden-Cochran (45)        Vice President, General Counsel and Secretary of Associates, Alger
  Secretary                         Management, Alger Inc., Properties, ARI, Services and Agency (2/96-present); Secretary of
                                    International (7/96-present); Associate General Counsel and Vice President of Smith Barney Inc.
                                    (12/94-2/96); Blue Sky Attorney, AMT Capital (1/94-11/94).

Frederick A. Blum (44)              Senior Vice President of Alger Inc.
  Assistant Secretary &
  Assistant Treasurer

Arthur M. Dubow (64)                Trustee of the Arthur Dubow Foundation; private investor since 1985;
  Trustee                           Director of Coolidge Investment Corporation; formerly Chairman of the
  P.O. Box 969                      Board of Institutional Shareholder Services, Inc. and President of
  Wainscott, NY 11975               Fourth Estate, Inc.

Stephen E.  O'Neil  (65)            Of  counsel  to the law firm of  Kohler & Barnes  P.C.;
  Trustee                           private  investor  since  1981;  Director  of  Nova  Care,  Inc.  and
  805 Third Avenue                  Brown-Forman  Distillers Corporation;  formerly President and
  New York,  NY 10022               Vice  Chairman of City  Investing  Company and Director of
                                    Centerre Bancorporation and Syntro Corporation.

Nathan E. Saint-Amand, M. D. (60)   Medical doctor in private practice.
  Trustee
  2 East 88th Street
  New York, NY 10128

John T. Sargent (73)                Private investor since 1987; Director of Atlantic Mutual Insurance Co.;
  Trustee                           formerly Director of River Bank America.
  5 Beekman Place
  New York, NY 10022

No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of Alger Management or its affiliates (a "Disinterested Trustee") a quarterly fee of $1,500, which is reduced by the proportion of the meetings not attended by the Trustee during the quarter. The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 1997. The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended December 31, 1997.

                               COMPENSATION TABLE

                                                                       TOTAL COMPENSATION PAID TO TRUSTEES FROM
                                                                              THE ALGER RETIREMENT FUND,
                                                AGGREGATE                           THE ALGER FUND,
                                              COMPENSATION                     THE ALGER AMERICAN FUND,
                                             FROM THE ALGER               CASTLE CONVERTIBLE FUND, INC. AND
       NAME OF PERSON, POSITION               AMERICAN FUND                          SPECTRA FUND
       ------------------------             ----------------            ---------------------------------------
       Arthur M. Dubow, Trustee                  $6,000                                 $28,250
       Stephen E. O'Neil, Trustee                $6,000                                 $28,250
       Nathan E. Saint-Amand, Trustee            $6,000                                 $28,250
       John T. Sargent, Trustee                  $6,000                                 $28,250


INVESTMENT MANAGER


Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management pays the salaries of all officers who are employed by both it and the Fund. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

During the fiscal years ended December 31, 1995, 1996 and 1997 Alger Management earned under the terms of the Management Agreements $235,434, $92,934 and $217,844 respectively, in respect of Alger American Income and Growth Portfolio; $5,628,002, $10,617,051 and $12,582,027 respectively, in respect of Alger
American Small Capitalization Portfolio; $1,894,223, $5,604,710 and $8,988,054 respectively, in respect of Alger American Growth Portfolio; $96,391, $55,775 and $103,223 respectively, in respect of Alger American Balanced Portfolio; and $900,673, $2,330,374 and $3,536,454 respectively, in respect of Alger American MidCap Growth Portfolio. For the period from January 25, 1995 (commencement of operations) through December 31, 1995 and for the fiscal years ended December 31, 1996 and 1997 Alger Management earned $9,604 and $177,612 and $399,269 respectively, under the terms of the Management Agreement in respect of the Alger American Leveraged AllCap Portfolio. Certain of these fees, however, were offset by various expense reimbursements.


INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Fund.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio has been structured so as to qualify as a regulated investment company within the meaning of the Code. To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; and (b) meet certain quarterly diversification tests.


As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net realized capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder.


The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT

Alger Shareholder Services, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Alger Shareholder Services, Inc. processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund.

CERTAIN SHAREHOLDERS


Set forth below is certain information regarding significant shareholders of the Portfolios. At April 2, 1998, Aetna Life Insurance & Annuity owned beneficially or of record 28.0% of Alger American Income and Growth Portfolio and 31.9% of Alger American Balanced Portfolio. On the same date, Ameritas Variable Life Insurance Co. Separate Account VA-2 Variable Annuity owned beneficially or of record 54.0% of Alger American Income and Growth Portfolio and 51.7% of Alger American Balanced Portfolio. On the same date, American Skandia Life Assurance Company owned beneficially or of record 60.8% of Alger American Small Capitalization Portfolio, 62.2% of Alger American Growth Portfolio and 78.7% of Alger American MidCap Growth Portfolio. The shareholders identified above may be deemed to control the specified Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios.

The following table contains information regarding persons known by the Fund to own beneficially or of record 5% or more of the shares of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of April 2, 1998 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.



                               ALGER         ALGER
                             AMERICAN      AMERICAN                                      ALGER          ALGER
                              INCOME         SMALL          ALGER          ALGER       AMERICAN       AMERICAN
                                AND        CAPITAL-       AMERICAN       AMERICAN       MIDCAP        LEVERAGED
                              GROWTH        IZATION        GROWTH        BALANCED       GROWTH         ALLCAP
NAME AND                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
ADDRESS OF                   (RECORD/      (RECORD/       (RECORD/       (RECORD/      (RECORD/       (RECORD/
SHAREHOLDERS                BENEFICIAL)   BENEFICIAL)    BENEFICIAL)    BENEFICIAL)   BENEFICIAL)    BENEFICIAL)
------------                -----------   -----------    -----------    -----------   -----------    -----------

American Skandia                */--        60.8%/--       62.2%/--         */--        78.7%/--         */--
Life Assurance
Corporation
Class 1
Tower One
Corporate Drive
P. O. Box 883
Shelton, CT 06484

Ameritas Variable             9.1%/*          */--           */--         8.3%/--         */--           */--
Life Insurance Co.
Separate Acct V
P.O. Box 82550
Lincoln, NE 68501

Ameritas Variable            54.0%/--       6.6%/--        5.4%/--        51.7%/--      7.3%/--        16.3%/--
Life Insurance Co.
Separate Acct. VA-2
Variable Annuity Product
P.O. Box 82550
Lincoln, NE 68501

Aetna Insurance Company       7.2%/--         */--           */--         7.9%/--         */--         5.2%/--
of America
151 Farmington Avenue
Hartford, CT  06156

Aetna Life Insurance         28.0%/--         */--           */--         31.9%/--        */--         24.0%/--
and Annuity Company
151 Farmington Avenue
Hartford, CT  06156

CG Variable Annuity             */--          */--           */--           */--          */--         15.4%/--
Separate Acct II
900 Cottage Grove Road
Hartford, CT  06152

Great American                  */--          */--           */--           */--          */--         6.1%/--
Reserve Insurance
11825 North Pennsylvania St.
Carmel, IN  46032

Life Insurance Company          */--        7.9%/--        7.1%/--          */--          */--           */--
of Virginia
Separate Acct. III
Variable Products Dept.
6610 W. Broad St.
Richmond, VA 23230

Northwestern National           */--          */--           */--           */--          */--         7.3%/--
Northern Variable Annuity
Separate Account One
Route 3842
20 Washington Avenue South
Minneapolis, MN 55401

Security Life of Denver         */--          */--           */--           */--          */--         6.5%/--
Separate Account A1
8515 East Orchard Rd.
Englewood, CO 80111

Security Life of Denver         */--          */--           */--           */--          */--         5.8%/--
Separate Account L1
8515 East Orchard Rd.
Englewood, CO 80111

Officers and                  --/**         --/**          --/**          --/**         --/**          --/**
Trustees as a Group**

----------

*  Indicates shareholder owns less than 5% of the Portfolio's shares.

** Indicates Group owns less than 1% of the Portfolio's shares.


ORGANIZATION


The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American Small
Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993, and
January 25, 1995, respectively. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.


Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

DETERMINATION OF PERFORMANCE

The "total return" and "yield" referred to in the Prospectus as to each of the Portfolios are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--a Portfolio's average annual total return described in the Prospectus is computed according to the following formula:

                                  P (1+T)n=ERV

Where:   P =   a hypothetical initial payment of $1,000
         T =   average annual total return
         n =   number of years
       ERV =   ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios for the periods indicated below were as follows:

                                                PERIOD
                                      FIVE       FROM
                                      YEARS   INCEPTION*
                        YEAR ENDED    ENDED     THROUGH
                         12/31/97   12/31/97   12/31/97
                         --------   --------   --------

Alger American Balanced
  (formerly the Alger
  American Fixed Income)  19.82%     11.87%     9.92%

Alger American Income &
  Growth                  36.29%     17.40%    13.80%

Alger American Small
  Capitalization          11.39%     12.65%    19.23%

Alger American Growth     25.75%     19.28%    19.43%

Alger American MidCap
  Growth                  15.01%       n/a     22.09%

Alger American Leveraged
  AllCap                  19.68%       n/a     33.55%

* The Alger American Balanced Portfolio, the Alger American Income & Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Alger American MidCap Growth Portfolio and the Alger American Leveraged AllCap Portfolio commenced operations on September 5, 1989, November 15, 1988, September 21, 1988, January 9, 1989, May 3, 1993
   and January 25, 1995, respectively.

B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:

                           a-b
               YIELD = 2[(----- + 1)6 - 1]
                           cd

Where:  a =  dividends and interest earned during the period

        b =  expenses accrued for the period (net of reimbursements)

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends

        d =  the maximum offering price per share on the last day of the period

IN GENERAL

Current performance information for the Portfolios may be obtained by calling the Fund at (800) 992-3863. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio. In addition, the actual return to a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio with that of other mutual funds with a similar investment objective. The performance of the Portfolios, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indexes, such as the S&P 500 Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

================================================================================
 SHARES        COMMON STOCKS--90.1%                       VALUE
 ------                                                  -----
               APPLIANCES & TOOLS--3.4%
 853,500       Sunbeam Corp. ....................  $  35,953,687
                                                     -----------

               BROADCASTING--2.6%
 942,500       CBS Corp. ........................     27,745,315
                                                     -----------

               BUILDING & CONSTRUCTION--.5%
 101,000       Masco Corp. ......................      5,138,375
                                                     -----------

               BUSINESS SERVICES--1.0%
 240,500       Cognizant Corp. ..................     10,717,402
                                                     -----------

               COMMUNICATIONS--5.1%
 308,900       America Online Inc.* .............     27,550,172
 178,300       AT&T Corp. .......................     10,920,875
 541,600       WorldCom lnc.* ...................     16,383,400
                                                     -----------
                                                      54,854,447
                                                     -----------

               COMMUNICATION EQUIPMENT--5.8%
 591,200       Bay Networks Inc.* ...............     15,112,846
 246,800       CIENA Corporation* ...............     15,085,650
 363,300       Cisco Systems, Inc.* .............     20,253,975
 230,400       Tellabs, Inc.* ...................     12,182,400
                                                     -----------
                                                      62,634,871
                                                     -----------

               COMPUTER SOFTWARE--4.3%
 406,000       HBO & Company ....................     19,488,000
 207,500       Microsoft Corporation* ...........     26,819,375
                                                     -----------
                                                      46,307,375
                                                     -----------

               CONGLOMERATE--3.4%
 814,780       Tyco International Ltd. ..........     36,716,431
                                                     -----------

               CONSUMER PRODUCTS--2.9%
 902,200       Cendant Corp.* ...................     31,013,125
                                                     -----------

               DRUG DISTRIBUTION--2.9%
 242,700       Cardinal Health, Inc. ............     18,232,838
 114,400       McKesson Corp. ...................     12,376,707
                                                     -----------
                                                      30,609,545
                                                     -----------

               ENERGY & ENERGY SERVICES--1.2%
 168,700       Diamond Offshore Drilling Inc.+ ..      8,118,688
  80,800       Halliburton Co. ..................      4,196,590
                                                     -----------
                                                      12,315,278
                                                     -----------

               FINANCIAL SERVICES--13.6%
 128,249       Banc One Corp. ...................      6,965,588
 108,700       BankAmerica Corp. ................      7,935,100
 572,500       Bank of New York Inc. ............     33,097,943
 399,800       Federal Home Loan Mortgage
                 Corporation ....................     16,766,812
 202,400       First Union Corp. ................     10,373,000
  48,500       Household International Inc. .....      6,186,806
 340,300       Money Store Inc. (The)+ ..........      7,146,300
 569,905       Morgan Stanley, Dean Witter,
                Discover & Co. ..................     33,695,633
 381,850       Paine Webber Group Inc. ..........     13,197,882
 263,200       Schwab (Charles) Corporation
                (The) ...........................     11,038,082
                                                     -----------
                                                     146,403,146
                                                     -----------
               FOOD CHAINS--1.2%
 210,000       Safeway Inc.* ....................     13,282,500
                                                     -----------

               FOODS & BEVERAGES--.6%
 192,800       PepsiCo, Inc. ....................      7,025,246
                                                     -----------

               INSURANCE--5.0%
 199,850       American International Group, Inc..    21,733,688
 148,400       MGIC Investment Corp. .............     9,868,600
 413,900       Travelers Group Inc. ..............    22,298,862
                                                     -----------
                                                      53,901,150
                                                     -----------

               LEISURE & ENTERTAINMENT--4.1%
 443,300       Carnival Corporation Cl. A ........    24,547,738
 657,700       International Game Technology .....    16,606,925
 119,300       Mirage Resorts, Incorporated* .....     2,714,075
                                                     -----------
                                                      43,868,738
                                                     -----------

               MEDICAL DEVICES--2.4%
 413,500       Guidant Corp. .....................    25,740,375
                                                     -----------

               PHARMACEUTICALS--11.0%
 355,000       Bristol Myers Squibb Co. ..........    33,591,875
 159,500       Eli Lilly & Company ...............    11,105,188
 149,800       Pfizer Inc. .......................    11,169,537
 579,100       Schering-Plough Corporation .......    35,976,588
 206,600       Warner-Lambert Co. ................    25,618,400
                                                     -----------
                                                     117,461,588
                                                     -----------

               POLLUTION CONTROL--1.5%
 400,100       USA Waste Services, Inc.* .........    15,703,925
                                                     -----------

               REAL ESTATE INVESTMENT TRUST--.9%
 225,429       Equity Office Properties Trust ....     7,115,215
  39,200       Starwood Lodging Trust ............     2,268,700
                                                     -----------
                                                       9,383,915
                                                     -----------

               RETAILING--8.3%
  80,300       CVS Corp. .........................     5,144,259
 684,150       Home Depot, Inc. ..................    40,279,331
  40,000       Nordstrom, Inc. ...................     2,415,000
 100,000       Rite Aid Corp. ....................     5,868,800
   1,900       Staples Inc.* .....................        52,725
 889,600       Wal-Mart Stores Inc. ..............    35,084,045
                                                     -----------
                                                      88,844,160
                                                     -----------

               SEMICONDUCTORS--2.1%
 358,900       Altera Corporation* ...............    11,888,562
 193,000       Linear Technology Corporation .....    11,121,625
                                                     -----------
                                                      23,010,187
                                                     -----------

               TOYS--1.0%
 293,900       Mattel Inc. .......................    10,947,775
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997 (CONT'D)
================================================================================

 SHARES                                                   VALUE
 ------                                                  -----

               TRANSPORTATION--5.3%
 325,200       AMR Corp.* ......................  $   41,788,200
 158,400       Burlington Northern Santa Fe Co..      14,721,379
                                                     -----------
                                                      56,509,579
                                                     -----------

               TOTAL COMMON STOCKS
                 (COST $787,788,280) ...........     966,088,135
                                                     -----------
 PRINCIPAL
  AMOUNT
 --------
               SHORT-TERM INVESTMENTS--7.0%
               SHORT-TERM
                 CORPORATE NOTES--6.2%
$ 1,000,000    Elf Aquitaine Finance (S.A.),
                 6.15%, 1/7/98 .................         998,975
 15,000,000    Four Winds Funding Co.,
                 6.06%, 1/5/98 (a) .............      14,989,900
 26,000,000    Merrill Lynch & Co. Inc.,
                 6.05%, 1/9/98 .................      25,965,044
 25,000,000    Southland Corporation,
                 6.05%, 1/7/98 .................      24,974,792
                                                     -----------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $66,928,711) ............      66,928,711
                                                    ------------

               SECURITIES HELD UNDER
                 REPURCHASE
                 AGREEMENTS--.8%
               Securities Held Under Repurchase
                 Agreements,  6.25%, 1/2/98, with
                 Bear,  Stearns  & Co.  Inc.,  dtd
                 12/31/97,  repurchase  price
                 $8,861,248; collateralized by
                 U.S. Treasury Strips (par value
                 $38,095,000 due 11/15/21) .....         8,858,172
                                                    --------------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $75,786,883) .............       75,786,883
                                                    --------------

TOTAL INVESTMENTS
  (COST $863,575,163) (B) ................   97.1%   1,041,875,018
Other Assets in Excess of Liabilities ....    2.9       30,653,874
                                            -----   --------------
NET ASSETS                                  100.0%  $1,072,528,892
                                            =====   ==============
----------
  * Non-income producing security.

  + Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At December 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $863,575,163 amounted to $178,299,855 which consisted of aggregate gross unrealized appreciation of $188,915,114 and gross unrealized depreciation of $10,615,259.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

--------------------------------------------------------------------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                    ------------------------------------------------------------
                                                                      1997          1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                            $    34.33      $  31.16     $  23.13     $  24.67      $ 20.17
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                               0.13          0.12         0.02         0.07         0.03
   Net realized and unrealized gain on investments                     8.66          4.00         8.33         0.15         4.50
--------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                8.79          4.12         8.35         0.22         4.53
--------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                               (0.13)        (0.02)       (0.07)       (0.03)       (0.03)
   Distributions from net realized gains                              (0.23)        (0.93)       (0.25)       (1.73)          --
--------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                            (0.36)        (0.95)       (0.32)       (1.76)       (0.03)
--------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                  $    42.76      $  34.33     $  31.16     $  23.13      $ 24.67
================================================================================================================================
   Total Return                                                       25.75%        13.35%       36.37%        1.45%       22.47%
================================================================================================================================
   Ratios and Supplemental Data:

     Net assets, end of year (000's omitted)                     $1,072,529      $991,028     $502,974     $150,390      $74,878
================================================================================================================================
     Ratio of expenses to average net assets                           0.79%         0.79%        0.85%        0.86%        0.97%
================================================================================================================================
     Ratio of net investment income to average
       net assets                                                      0.27%         0.50%        0.18%        0.48%        0.25%
================================================================================================================================
     Portfolio Turnover Rate                                         129.50%        82.86%      118.33%      111.76%      112.64%
================================================================================================================================
     Average Commission Rate Paid                                $    .0697      $  .0683
============================================================================================



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

================================================================================

SHARES         COMMON STOCKS--92.5%                       VALUE
------                                                    -----

               AEROSPACE--.7%
 289,600       Aviall Inc.* .......................... $  4,326,045
  30,000       Thiokol Corporation ...................    2,437,500
                                                       ------------
                                                          6,763,545
                                                       ------------

               APPAREL--3.4%
 186,100       Brylane Inc.* .........................    9,165,425
 217,200       Mens Wearhouse Inc.*+ .................    7,547,700
 234,100       Nautica Enterprises Inc.* .............    5,442,825
 299,700       St. John Knits Inc. ...................   11,988,000
                                                       ------------
                                                         34,143,950
                                                       ------------

               APPLIANCES & TOOLS--2.3%
 546,400       Sunbeam Corp. .........................   23,017,100
                                                       ------------

               AUTOMOTIVE EQUIPMENT &
                 SERVICES--1.8%
 350,600       Avis Rent A Car Inc.* .................   11,197,463
 200,000       Dollar Thrifty Automotive Group Inc.* .    4,100,000
 110,000       Keystone Automotive Industries Inc.* ..    2,612,500
                                                       ------------
                                                         17,909,963
                                                       ------------
               BIO-TECHNOLOGY--5.2%
  96,700       BioChem Pharma Inc.*+ .................    2,018,612
 339,600       DEKALB Genetics Corp. Cl. B ...........   13,329,300
 205,000       Genset ADR*+ ..........................    4,048,750
 142,700       IDEC Pharmaceuticals Corporation* .....    4,905,313
 392,200       INCYTE Pharmaceuticals,Inc.* ..........   17,649,000
  50,000       Interpore International Inc.* .........      300,000
 230,000       MedImmune Inc.*+ ......................    9,861,250
                                                       ------------
                                                         52,112,225
                                                       ------------

               BUILDING & CONSTRUCTION--.4%
 120,000       Hirsh International Corp. Cl. A* ......    2,640,000
 159,000       Morrison Knudsen Corp.* ...............    1,550,250
                                                       ------------
                                                          4,190,250
                                                       ------------

               BUSINESS SERVICES--1.9%
 226,000       Cognizant Corp. .......................   10,071,238
 188,900       Rent-Way Inc.+ ........................    3,494,650
 130,000       WPP Group ADR .........................    5,866,250
                                                       ------------
                                                         19,432,138
                                                       ------------
               COMMUNICATIONS--4.5%
 116,000       America Online Inc.* ..................   10,345,808
  41,200       Cox Radio,Inc. Cl. A* .................    1,658,300
 347,300       Jacor Communications Inc.*+ ...........   18,450,312
 274,600       Outdoor Systems, Inc.* ................   10,537,775
  67,200       Universal Outdoor Holdings Inc.* ......    3,494,400
                                                       ------------
                                                         44,486,595
                                                       ------------

               COMMUNICATION EQUIPMENT--3.9%
 271,200       Advanced Fibre Communications Inc.* ...    7,898,700
 402,200       Bay Networks Inc.* ....................   10,281,439
 204,600       CIENA Corporation.* ...................   12,506,175
 135,000       Gemstar International Group Ltd.* .....    3,290,625
  92,700       Tellabs, Inc.* ........................    4,901,513
                                                       ------------
                                                         38,878,452
                                                       ------------

               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--.7%
 217,200       Essex International Inc.* .............    6,461,700
                                                       ------------

               COMPUTER SERVICES--3.1%
 166,100       Keane Inc.* ...........................    6,747,813
 379,200       QuickResponse Service Inc.* ...........   14,030,400
 366,900       Technology Solutions Co.* .............    9,676,988
  21,900       Transaction Network Services Inc.*+ ...      377,775
                                                       ------------
                                                         30,832,976
                                                       ------------

               COMPUTER SOFTWARE--6.0%
 287,500       CBT Group PLC ADS* ....................   23,610,938
  99,300       Citrix Systems, Inc.* .................    7,546,800
 160,000       HBO & Company .........................    7,680,000
 504,600       Saville Systems PLC ADR* ..............   20,940,900
                                                       ------------
                                                         59,778,638
                                                       ------------

               COMPUTER TECHNOLOGY
   4,283       Dataware Technologies Inc.* ...........       11,243
                                                       ------------

               CONSUMER PRODUCTS--1.4%
 200,000       Central Garden & Pet Co.* .............    5,250,000
 114,650       Pittway Corp. Cl. A ...................    7,982,506
                                                       ------------
                                                         13,232,506
                                                       ------------

               DRUG DISTRIBUTION--4.6%
 123,800       AmeriSource Health Corp. Cl. A ........    7,211,350
 101,000       Bergen Brunswig Corp. Cl. A ...........    4,254,625
 199,900       McKesson Corp. ........................   21,626,781
 402,500       Omnicare, Inc. ........................   13,035,500
                                                       ------------
                                                         46,128,256
                                                       ------------

               ENERGY & ENERGY SERVICES--2.3%
 148,500       Camco International Inc. ..............    9,457,668
 149,400       Diamond Offshore Drilling Inc.+ .......    7,189,875
 229,100       Hvide Marine Inc. Cl. A*+ .............    5,899,325
                                                       ------------
                                                         22,546,868
                                                       ------------

               FINANCIAL  SERVICES--8.0%
  32,700       CCB Financial Corp. ...................    3,515,250
  69,800       CMAC Investment Corp. .................    4,214,175
  84,200       Colonial BancGroup Inc.+ ..............    2,899,680
  89,145       Commerce Bancshares Inc. ..............    6,039,574
 157,500       Compass Bancshares Inc. ...............    6,890,625
 218,300       Dime Community Bancorp, Inc. ..........    6,603,575
 384,900       INMC Mortgage Holdings Inc. ...........    9,021,286
  57,150       Mercantile Bankshares Corp. ...........    2,235,994
 410,700       Money Store Inc. (The)+ ...............    8,624,700
 220,000       National Commerce Bancorp+ ............    7,755,000
 100,485       Provident Bankshares Corp. ............    6,418,478
 478,000       Sovereign Bancorp Inc. ................    9,918,500
  90,000       Wilmington Trust Corp. ................    5,613,750
                                                       ------------
                                                         79,750,587
                                                       ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997 (Cont'd)

================================================================================

 SHARES        COMMON STOCKS--(CONTINUED)                     VALUE
 ------                                                       -----

               FOODS & BEVERAGES--5.6%

 158,900       CKE Restaurants Inc.+ .................    $  6,693,663
 409,700       Earthgrains Company ...................      19,255,900
 585,700       Flowers Industries Inc. ...............      12,043,749
  65,500       International Home Foods Inc.* ........       1,834,000
  60,300       Interstate Bakeries Corp. .............       2,253,713
 309,500       JP Foodservice Inc.*+ .................      11,432,311
  45,900       Suiza Foods Corp.* ....................       2,733,942
                                                          ------------
                                                            56,247,278
                                                          ------------

               FREIGHT--.2%
  47,500       Expeditors International of Washington
                  Inc. ...............................       1,828,750
                                                          ------------

               HEALTH CARE--.4%
  81,500       Universal Health Services Inc. Cl. B* .       4,105,563
                                                          ------------

               INSURANCE--3.1%
 100,300       Enhance Financial Services Group
                  Inc.+ ..............................       5,967,850
 133,500       Executive Risk Inc. ...................       9,320,036
 255,500       Vesta Insurance Group Inc. ............      15,170,312
                                                          ------------
                                                            30,458,198
                                                          ------------

               LEISURE & ENTERTAINMENT--2.6%
  40,000       Cinar Films,Inc. Cl. B* ...............       1,555,000
 485,100       Family Golf Centers Inc.*+ ............      15,220,012
 347,900       International Game Technology .........       8,784,475
                                                          ------------
                                                            25,559,487
                                                          ------------

               MANUFACTURING--.8%
 114,600       Leggett & Platt Inc. ..................       4,798,875
 130,150       Palm Harbor Homes Inc.* ...............       3,676,737
                                                          ------------
                                                             8,475,612
                                                          ------------

               MEDICAL DEVICES--5.5%
 616,500       Biomet Inc. ...........................      15,797,813
 371,600       ESC Medical Systems Ltd.* .............      14,399,500
 130,000       Guidant Corp. .........................       8,092,500
 278,000       Mentor Corp. ..........................      10,147,000
 113,000       Safeskin Corp.*+ ......................       6,412,750
                                                          ------------
                                                            54,849,563
                                                          ------------

               MEDICAL SERVICES--1.9%
 136,600       Express Scripts Inc. Cl. A* ...........       8,196,000
   6,100       Hooper Holmes Inc. ....................          88,834
 100,800       Lincare Holdings Inc.* ................       5,745,600
  91,500       Pediatrix Medical Group Inc.*+ ........       3,911,625
 117,500       Protocol Systems Inc.* ................       1,182,402
                                                          ------------
                                                            19,124,461
                                                          ------------
               OIL & GAS--2.3%
 160,200       EVI Inc.* .............................       8,290,350
 200,000       Global Industries Ltd.* ...............       3,400,000
 531,200       Varco International Inc.* .............      11,387,865
                                                          ------------
                                                            23,078,215
                                                          ------------

               PHARMACEUTICALS--3.1%
 242,000       Dura Pharmaceuticals, Inc.* ...........      11,101,750
 387,300       Elan Corp PLC-ADR*+ ...................      19,825,112
                                                          ------------
                                                            30,926,862
                                                          ------------

               POLLUTION  CONTROL--2.6%
 100,000       Allied Waste Industries Inc.* .........       2,331,300
  67,500       Superior Services Inc.* ...............       1,949,062
 554,572       USA Waste Services, Inc.* .............      21,766,951
                                                          ------------
                                                            26,047,313
                                                          ------------

               RESTAURANTS & LODGING--1.0%
 300,000       Foodmaker Inc.* .......................       4,518,900
 188,703       Patriot American Hospitality Co.+ .....       5,437,100
                                                          ------------
                                                             9,956,000
                                                          ------------

               RETAILING--5.6%
 110,200       BJ's Wholesale Club Inc.* .............       3,457,525
 387,800       Borders Group Inc.* ...................      12,143,181
 115,000       Dress Barn Inc.* ......................       3,263,125
 227,100       Family Dollar Stores Inc. .............       6,656,982
  67,400       Linens'n Things Inc.* .................       2,940,325
 328,200       Michaels Stores Inc.*+ ................       9,599,850
 100,000       Office Depot Inc.* ....................       2,393,800
 233,300       Proffitt's Inc.* ......................       6,634,585
 191,500       WestPoint Stevens Inc.*+ ..............       9,048,375
                                                          ------------
                                                            56,137,748
                                                          ------------

               SEMICONDUCTORS--2.4%
 304,000       Altera Corporation* ...................      10,070,000
  21,810       California Micro Devices Corporation* .         117,228
 239,600       Linear Technology Corporation .........      13,806,950
                                                          ------------
                                                            23,994,178
                                                          ------------

               SUPERMARKETS--2.1%
 366,000       Fred Meyer, Inc.* .....................      13,313,250
 144,900       Whole Foods Market Inc.* ..............       7,408,013
                                                          ------------
                                                            20,721,263
                                                          ------------

               TRANSPORTATION--3.1%
 382,000       Coach USA Inc.*+ ......................      12,797,000
 229,300       Continental Airlines Inc. Cl. B*+ .....      11,035,063
 264,000       Knightsbridge Tankers Ltd. ............       7,474,632
                                                          ------------
                                                            31,306,695
                                                          ------------
               TOTAL COMMON STOCKS
                 (COST  $698,953,184) ................     922,494,178
                                                          ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997 (Cont'd)

================================================================================


  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS--8.3%                    VALUE
   ------                                                      -----

               SHORT-TERM CORPORATE NOTES--7.5%
$20,000,000    Four Winds Funding Co.,

                 6.06%, 1/5/98 (a) ...................    $ 19,986,535
 35,000,000    Merrill Lynch & Co. Inc.,
                 6.05%, 1/9/98 .......................      34,952,944
 20,000,000    PHH Corp.,
                 5.85%, 1/6/98 .......................      19,983,750
                                                         -------------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $74,923,229) ..................      74,923,229
                                                         -------------


               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--.8%

               Securities Held Under Repurchase
                  Agreements,  6.25%, 1/2/98 with
                  Bear,  Stearns  & Co.  Inc.,  dtd
                  12/31/97,  repurchase  price
                  $8,243,327; collateralized by U.S.
                  Treasury Strips (par value
                 $35,440,000 due 5/15/01-11/15/21) ...       8,240,465
                                                         -------------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $83,163,694) ..................      83,163,694
                                                         -------------

TOTAL INVESTMENTS
  (COST $782,116,878)(B) ...................   100.8%    1,005,657,872
Liabilities in Excess Of Other Assets ......     (.8)       (8,071,964)
                                               -----     -------------
NET ASSETS .................................   100.0%    $ 997,585,908
                                               =====     =============


--------------------------------------------------------------------------------
  * Non-income producing security.

  + Security partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At December 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $782,116,878 amounted to $223,540,994 which consisted of aggregate gross unrealized appreciation of $234,546,416 and aggregate gross unrealized depreciation of $11,005,422.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                                        YEAR ENDED DECEMBER 31,
                                                                 -------------------------------------------------------------
                                                                    1997          1996        1995         1994           1993
------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                            $  40.91     $    39.41    $  27.31     $  30.88     $  27.26
------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                              (0.05)(i)      (0.04)(i)   (0.09)       (0.03)(i)    (0.05)
   Net realized and unrealized gain
     (loss) on investments                                           4.45           1.70       12.19        (1.45)        3.67
------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                              4.40           1.66       12.10        (1.48)        3.62
   Distributions from net realized gains                            (1.56)         (0.16)         --        (2.09)         --
------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                  $  43.75     $    40.91    $  39.41     $  27.31     $  30.88
==============================================================================================================================
   Total Return                                                     11.39%          4.18%      44.31%       (4.38%)      13.28%
==============================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)                     $997,586     $1,469,518    $984,212     $397,037     $238,850
==============================================================================================================================
     Ratio of expenses to average net assets                         0.89%          0.88%       0.92%        0.96%        1.03%
==============================================================================================================================
     Ratio of net investment loss to
       average net assets                                           (0.12%)        (0.09%)     (0.48%)      (0.10%)      (0.35%)
===============================================================================================================================
     Portfolio Turnover Rate                                       104.43%        110.04%      80.66%      117.61%      148.07%
===============================================================================================================================
     Average Commission Rate Paid                                $  .0640     $    .0591
============================================================================================



(i)    Amount was computed based on average shares outstanding during the year.




                       See Notes to Financial Statements

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

================================================================================

   SHARES      COMMON STOCKS--93.3%                             VALUE
   ------                                                       -----

               APPLIANCES & TOOLS--3.0%
   10,000      Black & Decker Corp. ...................   $   390,630
   24,500      Sunbeam Corp. ..........................     1,032,063
                                                          -----------
                                                            1,422,693
                                                          -----------

               AUTOMOTIVE EQUIPMENT
                 & SERVICES--.5%
    8,000      Avis Rent A Car Inc.* ..................       255,504
                                                          -----------

               BIO-TECHNOLOGY--1.5%
   18,000      DEKALB Genetics Corp. Cl. B ............       706,500
                                                          -----------

               BROADCASTING--1.0%
   15,300      CBS Corp. ..............................       450,400
                                                          -----------

               BUSINESS SERVICES--1.0%
   10,400      Cognizant Corp. ........................       463,455
                                                          -----------

               COMMUNICATIONS--3.5%
   10,000      America Online Inc.* ...................       891,880
    3,900      AT&T Corp. .............................       238,875
   10,000      Jacor Communications Inc.* .............       531,250
                                                          -----------
                                                            1,662,005
                                                          -----------

               COMMUNICATION EQUIPMENT--1.1%
    8,300      CIENA Corporation* .....................       507,338
                                                          -----------

               CONGLOMERATE--3.1%
   33,004      Tyco International Ltd. ................     1,487,259
                                                          -----------

               CONSUMER PRODUCTS--.7%
   10,000      Cendant Corp.* .........................       343,750
                                                          -----------

               DRUG DISTRIBUTION--2.7%
   12,000      McKesson Corp. .........................     1,298,256
                                                          -----------

               ENERGY & ENERGY SERVICES--2.8%
    7,300      Diamond Offshore Drilling Inc. .........       351,313
    9,500      Halliburton Co. ........................       493,411
    6,100      Schlumberger Ltd. ......................       491,050
                                                          -----------
                                                            1,335,774
                                                          -----------
               FINANCIAL  SERVICES--21.7%
   12,000      American Express Co. ...................     1,071,000
   15,500      BankAmerica Corp. ......................     1,131,500
   21,000      Bank of New York Inc. ..................     1,214,073
    5,500      Comerica Inc. ..........................       496,375
   11,400      Federal Home Loan Mortgage Corporation..       478,093
    7,000      Fifth Third Bancorp                            572,250
    6,500      First Union Corp. ......................       333,125
    9,000      Household International Inc. ...........     1,148,067
   10,000      INMC Mortgage Holdings Inc. ............       234,380
   12,000      Mellon Bank Corp. ......................       727,500
   10,015      Morgan Stanley, Dean Witter,
                 Discover & Co. .......................       592,137
   13,000      Norwest Corp. ..........................       502,125
   16,500      Schwab (Charles) Corporation (The) .....       691,977
   15,000      SunAmerica Inc. ........................       641,250
    4,000      U.S. Bancorp Inc. ......................       447,752
                                                          -----------
                                                           10,281,604
                                                          -----------

               FOODS & BEVERAGES--3.6%
   10,000      Earthgrains Company ....................       470,000
   17,000      Kellogg Co. ............................       843,625
   11,200      PepsiCo, Inc. ..........................       408,106
                                                          -----------
                                                            1,721,731
                                                          -----------

               INSURANCE--10.7%
    5,000      Allstate Corp. .........................       454,375
    7,850      American International Group, Inc. .....       853,688
   12,000      Executive Risk Inc. ....................       837,756
   15,300      MGIC Investment Corp ...................     1,017,450
   17,400      Travelers Group Inc. ...................       937,425
   16,000      Vesta Insurance Group Inc. .............       950,000
                                                          -----------
                                                            5,050,694
                                                          -----------
               LEISURE & ENTERTAINMENT--2.5%
   15,000      Carnival Corporation Cl. A .............       830,625
   14,500      International Game Technology ..........       366,125
                                                          -----------
                                                            1,196,750
                                                          -----------
               MEDICAL DEVICES--3.7%
   27,800      Guidant Corp. ..........................     1,730,550
                                                          -----------

               MEDICAL SERVICES--1.1%
    8,500      AmeriSource Health Corp Cl. A* .........       495,125
                                                          -----------

               OIL & GAS--1.1%
    2,000      Chevron Corp. ..........................       154,000
    6,000      Exxon Corp. ............................       367,128
                                                          -----------
                                                              521,128
                                                          -----------
               PHARMACEUTICALS--14.0%
   12,000      Bristol Myers Squibb Co. ...............     1,135,500
   18,800      Eli Lilly & Company ....................     1,308,950
   17,400      Pfizer Inc. ............................     1,297,396
   22,500      Schering-Plough Corporation ............     1,397,813
   12,100      Warner-Lambert Co. .....................     1,500,400
                                                          -----------
                                                            6,640,059
                                                          -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997 (Cont'd)

================================================================================

   SHARES      COMMON STOCKS--(CONTINUED)                     VALUE
   ------                                                     -----

               POLLUTION  CONTROL--2.2%
   27,100      USA Waste Services, Inc.* ..............    $ 1,063,675
                                                           -----------

               RETAILING--10.4%
   16,400      CVS Corp. ..............................      1,050,633
   29,350      Home Depot,Inc. ........................      1,727,981
   21,000      Rite Aid Corp. .........................      1,232,448
   23,000      Wal-Mart Stores Inc. ...................        907,074
                                                           -----------
                                                             4,918,136
                                                           -----------

               SEMICONDUCTORS--1.4%
   11,600      Linear Technology Corporation ..........        668,450
                                                           -----------

               TOTAL COMMON STOCKS
                 (COST $36,963,512) ...................     44,220,836
                                                           -----------
  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS--6.9%
   ------
               SHORT-TERM CORPORATE NOTES --5.1%
$1,100,000     Four Winds Funding Co.,
                 6.06%,1/5/98 (a) .....................      1,099,259
1,300,000      Merrill Lynch & Co. Inc.,
                 6.05%,1/9/98 .........................      1,298,253

                                                           -----------
               TOTAL SHORT-TERM CORPORATE NOTES
                (COST $2,397,512) .....................      2,397,512
                                                           -----------

               SECURITIES HELD UNDER
                 REPURCHASE  AGREEMENTS--1.8%
               Securities Held Under Repurchase
                 Agreements,  6.25%, 1/2/98, with
                 Bear,  Stearns  & Co.  Inc.,  dtd
                 12/31/97,  repurchase  price
                 $867,452; collateralized by U.S.
                 Treasury Strips (par value
                 $3,730,000 due 11/15/21) .............        867,151
                                                         -------------
               TOTAL SHORT-TERM INVESTMENTS
                  (COST $3,264,663) ...................      3,264,663
                                                         -------------

TOTAL INVESTMENTS
  (COST $40,228,175)(B) .............    100.2%             47,485,499

Liabilities In Excess Of Other Assets      (.2)                (86,607)
                                         -----             -----------

NET ASSETS                               100.0%            $47,398,892
                                         =====             ===========




--------------------------------------------------------------------------------

  * Non-income producing security.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At December 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $40,228,175 amounted to $7,257,324 which consisted of aggregate gross unrealized appreciation of $7,321,827 and aggregate gross unrealized depreciation of $64,503.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

================================================================================

                                                                                          YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------------
                                                                    1997          1996         1995         1994         1993
---------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                            $   8.42       $ 17.79      $ 13.30      $ 15.31      $ 13.93
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                             0.03          0.09(i)      0.11(i)      0.17         0.07
   Net realized and unrealized gain
     (loss) on investments                                           2.94          1.87         4.54        (1.47)        1.37
---------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                              2.97          1.96         4.65        (1.30)        1.44
---------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                             (0.04)        (0.33)       (0.16)       (0.15)       (0.06)
   Distributions from net realized gains                            (0.36)       (11.00)          --        (0.56)          --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                          (0.40)       (11.33)       (0.16)       (0.71)       (0.06)
---------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                  $  10.99       $  8.42      $ 17.79      $ 13.30      $ 15.31
=================================================================================================================================
   Total Return                                                     36.29%        19.68%       35.13%       (8.28%)      10.34%
=================================================================================================================================
   Ratios and Supplemental Data:

     Net assets, end of year (000's omitted)                     $ 47,399       $20,910     $  8,639      $29,135      $31,895
=================================================================================================================================
     Ratio of expenses to average net assets                         0.74%         0.81%        0.75%        0.75%        0.97%
=================================================================================================================================
     Ratio of net investment income to average

       net assets                                                    0.56%         0.94%        0.61%        1.22%        1.51%
=================================================================================================================================
     Portfolio Turnover Rate                                       150.09%       121.60%      164.05%      177.97%      105.80%
=================================================================================================================================
     Average Commission Rate Paid                                $  .0724       $ .0728
============================================================================================
(i)      Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997

================================================================================

    SHARES     COMMON STOCKS--56.4%                       VALUE
    ------                                                -----
               AEROSPACE--.6%
    3,200      Gulfstream Aerospace Corp.* ........ $     93,600
                                                    ------------
               APPLIANCES & TOOLS--1.5%
    6,100      Sunbeam Corp. ......................      256,962
                                                    ------------
               BROADCASTING--1.8%
   10,000      CBS Corp. ..........................      294,380
                                                    ------------
               BUILDING & CONSTRUCTION--.6%
    2,100      Masco Corp. ........................      106,837
                                                    ------------
               BUSINESS SERVICES--.9%
    3,500      Cognizant Corp. ....................      155,970
                                                    ------------
               COMMUNICATIONS--2.8%
    2,200      America Online Inc.* ...............      196,214
    2,000      AT&T Corp. .........................      122,500
    4,600      WorldCom Inc.* .....................      139,150
                                                    ------------
                                                         457,864
                                                    ------------
               COMMUNICATION EQUIPMENT--3.0%
    4,400      Bay Networks Inc.* .................      112,477
    2,000      CIENA Corporation* .................      122,250
    3,300      Cisco Systems, Inc.* ...............      183,975
    1,500      Tellabs, Inc.* .....................       79,313
                                                    ------------
                                                         498,015
                                                    ------------
               COMPUTER SOFTWARE--1.9%
    2,600      HBO & Company ......................      124,800
    1,500      Microsoft Corporation* .............      193,875
                                                    ------------
                                                         318,675
                                                    ------------
               CONGLOMERATE--2.0%
    7,250      Tyco International Ltd. ............      326,707
                                                    ------------
               CONSUMER PRODUCTS--2.1%
    8,550      Cendant Corp.* .....................      293,905
    1,500      Fortune Brands Inc. ................       55,595
                                                    ------------
                                                         349,500
                                                    ------------
               DRUG DISTRIBUTION--1.7%
    2,000      AmeriSource Health Corp Cl. A* .....      116,500
    1,600      Cardinal Health, lnc. ..............      120,200
      500      McKesson Corp. .....................       54,094
                                                    ------------
                                                         290,794
                                                    ------------
               ENERGY & ENERGY SERVICES--1.2%
    1,600      Diamond Offshore Drilling Inc. .....       77,000
    2,100      Halliburton Co. ....................      109,070
                                                    ------------
                                                         186,070
                                                    ------------
               FINANCIAL SERVICES--8.7%
    2,000      Banc One Corp. .....................      108,626
    2,700      BankAmerica Corp. ..................      197,100
    4,100      Bank of New York Inc. ..............      237,033
      600      CoreStates Financial Corp. .........       48,038
    4,000      Federal Home Loan Mortgage
                 Corporation ......................      167,752
    2,000      First Union Corp. ..................      102,500
      400      Household International Inc. .......       51,025
    3,000      Money Store Inc. (The) .............       63,000
    3,905      Morgan Stanley, Dean Witter,
                 Discover & Co. ...................      230,883
    3,300      Paine Webber Group Inc. ............      114,058
    3,000      Schwab (Charles) Corporation (The) .      125,813
                                                    ------------
                                                       1,445,828
                                                    ------------
               FOODS BEVERAGES--.5%
    2,300      PepsiCo, Inc. ......................       83,807
                                                    ------------
               FOOD CHAINS--1.0%
    2,500      Safeway Inc.* ......................      158,125
                                                    ------------
               INSURANCE--3.8%
    2,400      American International Group, Inc. .      261,000
    1,600      MGIC Investment Corp. ..............      106,400
    4,800      Travelers Group Inc. ...............      258,600
                                                    ------------
                                                         626,000
                                                    ------------
               LEISURE & ENTERTAINMENT--2.6%
    3,200      Carnival Corporation Cl. A .........      177,200
   10,000      International Game Technology ......      252,500
                                                    ------------
                                                         429,700
                                                    ------------
               MEDICAL DEVICES--1.5%
    4,000      Guidant Corp. ......................      249,000
                                                    ------------
               PHARMACEUTICALS--6.9%
    3,400      Bristol Myers Squibb Co. ...........      321,725
    2,600      Eli Lilly & Company ................      181,025
    1,000      Pfizer Inc. ........................       74,563
    4,700      Schering-Plough Corporation ........      291,988
    2,200      Warner-Lambert Co. .................      272,800
                                                    ------------
                                                       1,142,101
                                                    ------------
               POLLUTION CONTROL--.8%
    3,300      USA Waste Services, Inc.* ..........      129,525
                                                    ------------
               RETAILING--4.6%
    1,400      CVS Corp. ..........................       89,688
    5,400      Home Depot, lnc. ...................      317,925
    3,600      Staples Inc.* ......................       99,900
    6,700      Wal-Mart Stores Inc. ...............      264,235
                                                    ------------
                                                         771,748
                                                    ------------
               REAL ESTATE INVESTMENT TRUST--.3%
    1,687      Equity Office Properties Trust .....       53,247
                                                    ------------
               SEMICONDUCTORS--1.3%
    3,100      Altera Corporation* ................      102,688
    2,100      Linear Technology Corporation ......     121 ,013
                                                    ------------
                                                         223,701
                                                    ------------
               TOYS--1.1%
    5,000      Mattel Inc. ........................      186,250
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997 (CONT'D)

================================================================================

    SHARES     COMMON STOCKS (CONTINUED)                  VALUE
    ------                                                -----
               TRANSPORTATION--3.2%
    2,300      AMR Corp.* ......................... $    295,550
    2,600      Burlington Northern Santa Fe Co. ...      241,639
                                                    ------------
                                                         537,189
                                                    ------------
              TOTAL COMMON STOCKS
                 (COST $7,760,050) ................    9,371,595
                                                    ------------

  PRINCIPAL
   AMOUNT      CORPORATE BONDS--15.2%
  --------
               AUTOMOTIVE--2.7%
 $200,000      Ford Motor B.V.,
                 9.50%, 6/1/10 ....................      247,696
  200,000      General Motors Acceptance Corp.,
                 7.125%, 6/1/99 ...................      202,568
                                                    ------------
                                                         450,264
                                                    ------------
               COMPUTER RELATED--2.7%
  440,000      International Business Machines Corp.,
                 6.45%, 8/1/07 ....................      439,912
                                                    ------------
               CONGLOMERATE--1.2%
  200,000      GE Capital Corp.,
                 7.25%, 6/5/12 ....................      201,040
                                                    ------------
               ELECTRIC & GAS COMPANIES--.6%
  100,000      Cincinnati Gas & Electric Co.,
                 7.20%, 10/1/23 ...................      102,875
                                                    ------------
               FINANCIAL SERVICES--4.3%
               Bank America Corp.,
  200,000        6.625%, 10/15/07 .................      199,960
  100,000        7.125%, 5/12/05+                        103,738
  200,000      Citicorp.,
                 7.125%, 6/1/03 ...................      207,674
  200,000      Transamerica Financial Corp.,
                 7.85%, 10/21/99 ..................      204,500
                                                    ------------
                                                         715,872
                                                    ------------
               INSURANCE--.6%
  100,000      Travelers Group Inc.,
                 7.75%, 6/15/99 ...................      102,166
                                                    ------------
               LEISURE & ENTERTAINMENT--1.8%
  300,000      Walt Disney Corp.,
                 6.375%, 3/30/01+ .................      301,947
                                                    ------------
               POLLUTION CONTROL--1.3%
  200,000      Waste Management Inc.,
                 8.25%, 11/15/99 ..................      206,078
                                                    ------------
               TOTAL CORPORATE BONDS
                 (COST $2,550,180) ................    2,520,154
                                                    ------------
  200,000      U.S. Treasury Notes,
                 7.50%, 10/31/99 ..................      206,188
  400,000      Federal Home Loan Bank Corporation,
                 8.02%, 1/30/12 ...................      400,688
  300,000      Federal Home Loan Bank Corporation,
                 7.58%, 7/9/12 ....................      299,940
  400,000      Federal Home Loan Bank Corporation,
                 7.30%, 12/24/12 ..................      399,564
  500,000      Federal Home Loan Mortgage Corporation,
                 7.00%, 3/6/07 ....................      497,265
  200,000      Federal National Mortgage Association,
                 8.50%, 2/1/05 ....................      209,562
                                                    ------------
               TOTAL U.S. GOVERNMENT & AGENCY
                 OBLIGATIONS (COST $2,002,188) ....    2,013,207
                                                    ------------
               SHORT-TERM INVESTMENTS--15.7%
               SHORT-TERM CORPORATE NOTES--13.8%
  750,000      Dow Chemical Co.,
                 5.80%,1/5/98 .....................      749,517
  400,000      Elf Aquitaine Finance (S.A.),
                 6.15%,1/7/98 .....................      399,590
  400,000      Merrill Lynch & Co. Inc.,
                 6.05%,1/9/98 .....................      399,462
  750,000      PHH Corp.,
                 5.85%, 1/6/98 ....................      749,391
                                                    ------------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $2,297,960) ................    2,297,960
                                                    ------------
               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--1.9%

               Securities Held Under Repurchase
                 Agreements, 6.25%, 1/2/98, with
                 Bear, Stearns & Co. Inc., dtd
                 12/31/97, repurchase price
                 $313,533; collateralized by U.S.
                 Treasury Strips (par value
                 $920,000 due 8/15/15) ............      313,424
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                 (COSTS $2,611,384) ...............    2,611,384
                                                    ------------

TOTAL INVESTMENTS
  (COST $14,923,802) (A) ...............  99.4%       16,516,340
Other Assets in Excess of Liabilities ..    .6            97,410
                                         -----      ------------
NET ASSETS ............................. 100.0%     $ 16,613,750
                                         =====      ============

--------------------------------------------------------------------------------
  * Non-income producing security.

  + Security partially or fully on loan.

(a) At December 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,923,802, amounted to $1,592,538 which consisted of aggregate gross unrealized appreciation of $1,733,778 and aggregate gross unrealized depreciation of $141,240.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
================================================================================

                                                                               YEAR ENDED DECEMBER 31,

                                                       -----------------------------------------------------------------
                                                         1997           1996          1995        1994         1993
------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                   $  9.24        $ 13.64       $  10.80   $   11.58      $ 10.77
------------------------------------------------------------------------------------------------------------------------
   Net investment income                                   0.17           0.21(i)        0.33(i)     0.20         0.15
   Net realized and unrealized gain
     (loss) on investments                                 1.63           1.01           2.73       (0.70)        0.69
------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                    1.80           1.22           3.06       (0.50)        0.84
------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                   (0.12)         (0.73)         (0.22)      (0.13)       (0.03)
   Distributions from net realized gains                  (0.16)         (4.89)            --       (0.15)          --
------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (0.28)         (5.62)         (0.22)      (0.28)       (0.03)
------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                         $ 10.76        $  9.24       $  13.64   $   10.80      $ 11.58
========================================================================================================================
   Total Return                                           19.82%         10.17%         28.62%      (4.27%)       7.79%
========================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)            $16,614        $10,486       $  3,671    $ 10,394      $ 7,848
========================================================================================================================
     Ratio of expenses to average net
       assets                                              1.01%          1.14%          1.00%       1.08%        1.25%
========================================================================================================================
     Decrease reflected in above expense
       ratios due to expense
       reimbursements                                        --             --             --          --         0.19%
========================================================================================================================
     Ratio of net investment income to

       average net assets                                  2.14%          2.06%          2.49%       2.30%        2.05%
========================================================================================================================
     Portfolio Turnover Rate                             105.01%         68.66%        113.02%      78.80%       85.46%
========================================================================================================================
     Average Commission Rate Paid                       $ .0712        $ .0712
====================================================================================
(i)      Amount was computed based on average shares outstanding during the year.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997
-------------------------------------------------------------------------------
 SHARES        COMMON STOCKS--92.5%                       VALUE
 ------                                                  -----

               AEROSPACE--1.1%
 166,000       Gulfstream Aerospace Corp.* ......    $ 4,855,500
                                                     -----------
               APPAREL--.5%
  90,100       NAUTICA ENTERPRISES INC.* ........      2,094,825
                                                     -----------

               APPLIANCES & TOOLS--3.2%
 336,000       Sunbeam Corp. ....................     14,154,000
                                                     -----------

               BIO-TECHNOLOGY--1.3%
 278,200       BioChem Pharma Inc.*+ ............      5,807,425
                                                     -----------

               BUILDING & CONSTRUCTION--2.0%
 175,900       Masco Corp. ......................      8,948,913
                                                     -----------

               BUSINESS SERVICES--4.8%

 304,100       Cognizant Corp. ..................     13,551,608
  22,600       Consolidation Capital Corp.* .....        459,074
 142,300       Paychex, Inc. ....................      7,203,938
                                                     -----------
                                                      21,214,620
                                                     -----------
               COMMUNICATIONS--1.2%
  61,400       America Online Inc.* .............      5,476,143
                                                     -----------

               COMMUNICATION EQUIPMENT--5.7%
 109,000       Advanced Fibre Communications Inc.*.    3,174,625
 156,700       Bay Networks Inc.* .................    4,005,722
 120,300       CIENA Corporation* .................    7,353,338
  98,700       Cisco Systems, Inc.* ...............    5,502,525
  96,400       Tellabs, Inc.* .....................    5,097,150
                                                     -----------
                                                      25,133,360
                                                     -----------
               COMPUTER SERVICES--.6%
  72,500       Sterling Commerce, Inc.* ...........    2,786,755
                                                     -----------

               COMPUTER SOFTWARE--3.8%
  36,500       Citrix Systems, Inc.* ..............    2,774,000
 297,700       HBO & Company ......................   14,289,600
                                                     -----------
                                                      17,063,600
                                                     -----------
               COMPUTER TECHNOLOGY
     171       Dataware Technologies Inc.* ........          449
                                                     -----------

               CONGLOMERATE--1.8%
 181,574       Tyco International Ltd. ............    8,182,269
                                                     -----------

               CONSUMER PRODUCTS--3.2%
 338,750       Cendant Corp.* .....................   11,644,531
  75,000       Fortune Brands Inc. ................    2,779,725
                                                     -----------
                                                      14,424,256
                                                     -----------
               DRUG DISTRIBUTION--8.9%
 135,000       AmeriSource Health Corp. Cl. A* ....    7,863,750
 198,300       Bergen Brunswig Corp. Cl. A ........    8,353,388
 140,600       Cardinal Health, lnc. ..............   10,562,575
  73,700       McKesson Corp. .....................    7,973,456
 170,700       Omnicare, Inc. .....................    5,291,700
                                                     -----------
                                                      40,044,869
                                                     -----------
               ENERGY & ENERGY SERVICES--2.2%
  69,900       Diamond Offshore Drilling Inc. .....    3,363,938
  90,000       Global Industries Ltd.* ............    1,530,000
  88,800       Halliburton Co. ....................    4,612,094
                                                     -----------
                                                       9,506,032
                                                     -----------

               FINANCIAL SERVICES--9.2%
  83,500       Dime Community Bancorp, Inc. .......    2,525,875
 173,000       INMC Mortgage Holdings Inc. ........    4,054,774
 434,900       Money Store Inc. (The)+ ............    9,132,900
 178,050       Paine Webber Group Inc. ............    6,153,942
 150,000       Sovereign Bancorp Inc. .............    3,112,500
  54,700       Star Banc Corp. ....................    3,138,413
 134,300       State Street Corp. .................    7,814,648
 117,100       SunAmerica Inc. ....................    5,006,025
                                                     -----------
                                                      40,939,077
                                                     -----------
               FOODS & BEVERAGES--.6%
  89,500       International Home Foods Inc.* .....    2,506,000
                                                     -----------

               INSURANCE--2.9%
 197,000       MGIC Investment Corp. ..............   13,100,500
                                                     -----------

               LEISURE & ENTERTAINMENT--6.2%
 168,500       Carnival Corporation Cl. A .........    9,330,688
   9,700       Family Golf Centers Inc.* ..........      304,337
 555,900       International Game Technology ......   14,036,475
 174,600       Mirage Resorts, Incorporated* ......    3,972,150
                                                     -----------
                                                      27,643,650
                                                     -----------
               MANUFACTURING--1.4%
 152,200       Leggett & Platt Inc. ...............    6,373,375
                                                     -----------

               MEDICAL DEVICES--5.5%
  23,300       Biomatrix Inc.* ....................      699,000
 230,200       Biomet Inc. ........................    5,898,875
 176,100       Guidant Corp. ......................   10,962,225
 107,600       Mentor Corp. .......................    3,927,400
  53,000       Safeskin Corp.*+ ...................    3,007,750
                                                     -----------
                                                      24,495,250
                                                     -----------
               MEDICAL SERVICES--1.2%
 196,800       Quorum Health Group Inc.* ..........    5,141,400
                                                     -----------

               PHARMACEUTICALS--1.9%
 163,400       Elan Corp PLC-ADR*+ ................    8,364,119
                                                     -----------

               POLLUTION CONTROL--3.5%
 130,100       Allied Waste Industries Inc.* ......    3,033,020
 321,120       USA Waste Services, Inc.* ..........   12,603,960
                                                     -----------
                                                      15,636,980
                                                     -----------
               REAL ESTATE INVESTMENT TRUST--1.1%
  56,400       Boston Properties, Inc.* ...........    1,864,753
  90,571       Equity Office Properties Trust .....    2,858,692
                                                     -----------
                                                       4,723,445
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997 (CONT'D)
-------------------------------------------------------------------------------
SHARES        COMMON STOCK (CONTINUED)                   VALUE
 ------                                                  -----

               RETAILING--10.2%
  59,400       BJ's Wholesale Club Inc.* ..........  $ 1,863,675
 236,400       Borders Group Inc.* ................    7,402,393
  90,500       CVS Corp. ..........................    5,797,701
 293,200       CompUSA Inc.* ......................    9,089,200
 344,900       General Nutrition Companies, Inc* ..   11,726,600
  86,600       Rite Aid Corp. .....................    5,082,381
 158,000       Staples Inc.* ......................    4,384,500
                                                     -----------
                                                      45,346,450
                                                     -----------
               SEMICONDUCTORS--2.4%
 115,000       Altera Corporation* ................    3,809,375
 121,700       Linear Technology Corporation ......    7,012,963
                                                     -----------
                                                      10,822,338
                                                     -----------
               TOYS--1.9%
 224,000       Mattel Inc. ........................    8,344,000
                                                     -----------


               TRANSPORTATION--4.2%
  67,600       AMR Corp.* .........................    8,686,600
  58,000       Alaska Air Group Inc.* .............    2,247,500
  76,000       Coach USA Inc.* ....................    2,546,000
 102,900       Continental Airlines Inc. Cl. B*+ ..    4,952,063
                                                     -----------
                                                      18,432,163
                                                     -----------

               TOTAL COMMON STOCKS
                 (COST $341,957,585) ..............  411,561,763
                                                     -----------


  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS--8.6%
  --------
               SHORT-TERM CORPORATE NOTES--7.3%
$10,500,000    Elf Aquitaine Finance (S.A.),
                 6.15%, 1/7/98 ....................   10,489,237
 12,000,000    Merrill Lynch & Co. Inc.,
                 6.05%, 1/9/98 ....................   11,983,867
 10,000,000    PHH Corp.,
                 5.85%, 1/6/98 ....................    9,991,875
                                                     -----------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $32,464,979) ...............   32,464,979
                                                     -----------

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--1.3%
               Securities Held Under Repurchase
                 Agreements,  6.25%, 1/2/98, with
                 Bear,  Stearns  & Co.  Inc.,  dtd
                 12/31/97,  repurchase  price
                 $5,797,631; collateralized by U.S.
                  Treasury Strips (par value
                 $12,364,000 due 8/15/02-8/15/15)..    5,795,619
                                                     -----------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $38,260,598) ..............    38,260,598
                                                     -----------

TOTAL INVESTMENTS
  (COST $380,218,183)(A) ..............  101.1%      449,822,361
Liabilities in Excess of Other Assets..   (1.1)       (4,855,661)
                                         -----      ------------
NET ASSETS ............................  100.0%     $444,966,700
                                         =====      ============

--------------------------------------------------------------------------------
* Non-income producing security.

+ Security partially or fully on loan.

(a) At December 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $380,218,183 amounted to $69,604,178 which consisted of aggregate gross unrealized appreciation of $74,019,327 and gross unrealized depreciation of $4,415,149.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                                                                 FROM MAY 3, 1993
                                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                                          ----------------------------------------------            OPERATIONS)
                                                          1997           1996         1995          1994     TO DECEMBER 31, 1993(I)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                $  21.35      $  19.44      $  13.46       $ 13.72          $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                           (0.04)         0.03         (0.03)         0.00(ii)        (0.02)
   Net realized and unrealized gain (loss)
     on investments                                        3.20          2.29          6.01         (0.21)            3.88
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                    3.16          2.32          5.98         (0.21)            3.86
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                   (0.01)           --            --            --               --
   Distributions from net realized gains                  (0.32)        (0.41)           --         (0.05)           (0.14)
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (0.33)        (0.41)           --         (0.05)           (0.14)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                      $  24.18      $  21.35      $  19.44       $ 13.46          $ 13.72
====================================================================================================================================
   Total Return                                           15.01%        11.90%        44.45%        (1.54%)          38.67%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)         $444,967      $394,847      $185,349      $ 62,178          $21,301
====================================================================================================================================
     Ratio of expenses to average net assets               0.84%         0.84%         0.90%         0.97%            1.50%
====================================================================================================================================
     Decrease reflected in above expense ratio
       due to expense reimbursements                         --            --            --            --             0.03%
====================================================================================================================================
     Ratio of net investment income (loss) to average
       net assets                                         (0.15%)        0.08%        (0.25%)        0.03%           (0.58%)
====================================================================================================================================
     Portfolio Turnover Rate                             151.98%        90.97%       104.74%        83.96%           67.22%
====================================================================================================================================
     Average Commission Rate Paid                      $  .0676      $  .0663
====================================================================================

(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997
===============================================================================

 SHARES        COMMON STOCKS--95.5%                       VALUE
 ------                                                  -----
               APPLIANCES & TOOLS--1.0%
     12,000    Sunbeam Corp. .....................   $   505,500
                                                     -----------
               AUTOMOTIVE EQUIPMENT & SERVICES--1.1%
  19,000       Avis Rent A Car Inc.* .............       606,821
                                                     -----------
               BIO-TECHNOLOGY--1.3%
  15,500       INCYTE Pharmaceuticals, Inc.* .....       697,500
                                                     -----------
               BROADCASTING--2.2%
  40,100       CBS Corp ..........................     1,180,464
                                                     -----------

               BUSINESS SERVICES--1.1%
  12,700       Cognizant Corp. ...................       565,950
                                                     -----------

               COMMUNICATIONS--4.5%
   4,500       AT&T Corp. ........................       275,625
  19,500       America Online Inc.* ..............     1,739,165
  13,700       WorldCom Inc.* ....................       414,425
                                                     -----------
                                                       2,429,215
                                                     -----------

               COMMUNICATION EQUIPMENT--6.1%
  23,000       Advanced Fibre Communications Inc.*..     669,875
  34,600       Bay Networks Inc.* ..................     884,480
  19,300       CIENA Corporation.* .................   1,179,713
  10,300       Tellabs, Inc.* ......................     544,613
                                                     -----------
                                                       3,278,681
                                                     -----------
               COMPUTER SERVICES--1.2%
  10,300       Sterling Commerce, Inc.* ............     395,911
  15,500       Transaction Network Services Inc.*+..     267,375
                                                     -----------
                                                         663,286
                                                     -----------
               COMPUTER SOFTWARE--4.3%
  17,500       HBO & Company ......................      840,000
  11,500       Microsoft Corporation* .............    1,486,375
                                                     -----------
                                                       2,326,375
                                                     -----------
               CONGLOMERATE--3.5%
  41,730       Tyco International Ltd. ............    1,880,479
                                                     -----------

               DRUG DISTRIBUTION--3.3%
   9,000       AmeriSource Health Corp Cl. A* .....      524,250
  11,200       McKesson Corp. .....................    1,211,706
                                                     -----------
                                                       1,735,956
                                                     -----------
               ENERGY & ENERGY SERVICES--2.9%
   8,400       Diamond Offshore Drilling Inc.+ ....      404,250
  10,800       Halliburton Co. ....................      560,930
   7,000       Schlumberger Ltd. ..................      563,500
                                                     -----------
                                                       1,528,680
                                                     -----------
               FINANCIAL SERVICES--14.5%
  18,300       BankAmerica Corp. ..................    1,335,900
  22,300       Bank of New York Inc. ..............    1,289,230
  14,100       Federal Home Loan Mortgage
                 Corporation ......................      591,326
  10,900       First Union Corp. ..................      558,625
   7,400       Household International Inc. .......      943,966
  30,000       INMC Mortgage Holdings Inc. ........      703,140
  14,600       Money Store Inc. (The) .............      306,600
  19,470       Morgan Stanley, Dean Witter,
                 Discover & Co. ...................    1,151,164
  21,300       Schwab (Charles) Corporation (The)..      893,279
                                                     -----------
                                                       7,773,230
                                                     -----------
               FOOD CHAINS--1.3%
  10,600       Safeway Inc.* .....................       670,450
                                                     -----------

               INSURANCE--6.3%
   8,900       American International Group Inc. .       967,875
  18,800       MGIC Investment Corp. .............     1,250,200
  21,100       Travelers Group Inc. ..............     1,136,763
                                                     -----------
                                                       3,354,838
                                                     -----------
               LEISURE & ENTERTAINMENT--2.7%
  11,000       Carnival Corporation Cl. A ........       609,125
  33,000       International Game Technology .....       833,250
                                                     -----------
                                                       1,442,375
                                                     -----------
               MEDICAL DEVICES--4.7%
  14,700       ESC Medical Systems Ltd.* .........       569,625
  31,600       Guidant Corp. .....................     1,967,100
                                                     -----------
                                                       2,536,725
                                                     -----------
               OIL & GAS--.9%
  10,000       EVI Inc.* .........................       517,500
                                                     -----------

               PHARMACEUTICALS--14.2%
  14,000       Bristol Myers Squibb Co. ..........     1,324,750
  20,100       Elan Corp PLC-ADR* ................     1,028,879
  14,600       Eli Lilly & Company ...............     1,016,525
  15,300       Pfizer Inc. .......................     1,140,814
  25,600       Schering-Plough Corporation .......     1,590,400
  11,800       Warner-Lambert Co. ................     1,463,200
                                                     -----------
                                                       7,564,568
                                                     -----------
               POLLUTION CONTROL--2.1%
  28,540       USA Waste Services, Inc.* .........     1,120,195
                                                     -----------

               REAL ESTATE INVESTMENT TRUST--1.6%
   9,140       Equity Office Properties Trust ....       288,486
  10,000       Starwood Lodging Trust ............       578,750
                                                     -----------
                                                         867,236
                                                     -----------

               RETAILING--11.8%
  12,000       CVS Corp. .........................       768,756
  31,950       Home Depot, Inc. ..................     1,881,056
  23,000       Rite Aid Corp. ....................     1,349,824
  34,300       Staples Inc.* .....................       951,825
  34,200       Wal-Mart Stores Inc. ..............     1,348,780
                                                     -----------
                                                       6,300,241
                                                     -----------
               SEMICONDUCTORS--2.9%
  17,400       Altera Corporation* ...............       576,375
  17,000       Linear Technology Corporation .....       979,625
                                                     -----------
                                                       1,556,000
                                                     -----------
               TOTAL COMMON STOCKS
                 (COST $44,411,723) ..............    51,102,265
                                                     -----------

HE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1997 (CONT'D)
===============================================================================

  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS--4.6%               VALUE
  --------                                               -----
               SHORT-TERM CORPORATE NOTES--3.8%
$1,000,000     Four Winds Funding Co.,
                 6.06%, 1/5/98 (a) ................    $ 999,326
 1,000,000     Merrill Lynch & Co. Inc.,
                 6.05%, 1/9/98 ....................      998,656
                                                     -----------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $1,997,982) ................    1,997,982
                                                     -----------

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--.8%
               Securities Held Under Repurchase
                 Agreements, 6.25%,1/2/98, with
                 Bear, Stearns & Co. Inc., dtd
                 12/31/97, repurchase price
                 $421,447; collateralized by
                   U.S. Treasury Strips (par value
                 $1,515,000 due 11/15/18) ........       421,301
                                                     -----------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $2,419,283) ...............     2,419,283
                                                     -----------

TOTAL INVESTMENTS
  (COST $46,831,006) (b) ............    100.1%       53,521,548

Liabilities in Excess Of Other Assets      (.1)          (33,550)
                                         ------      -----------
NET ASSETS                               100.0%      $53,487,998
                                         ======      ===========


--------------------------------------------------------------------------------
  * Non-income producing security.

  + Security partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At December 31, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $46,831,006 amounted to $6,690,542 which consisted of aggregate gross unrealized appreciation of $7,440,171 and gross unrealized depreciation of $749,629.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                                                          FROM JANUARY 25, 1995
                                                                          YEAR ENDED DECEMBER 31,           (COMMENCEMENT OF
                                                                    --------------------------------            OPERATIONS)
                                                                      1997                     1996      TO DECEMBER 31, 1995(I)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                           $    19.36             $    17.43             $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                 (0.03)                 (0.03)(ii)           (0.03)
   Net realized and unrealized gain on investments                      3.84                   2.14                 7.46

   ---------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                 3.81                   2.11                 7.43
   Distribution from net realized gains                                   --                  (0.18)                  --
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                                 $    23.17             $    19.36             $  17.43
===================================================================================================================================
   Total Return                                                        19.68%                 12.04%               74.30%
===================================================================================================================================
   Ratios and Supplemental Data:

     Net assets, end of period (000's omitted)                    $   53,488             $   34,925              $ 5,497
===================================================================================================================================
     Ratio of expenses excluding interest to average net assets         0.96%                  1.06%                1.50%
===================================================================================================================================
     Ratio of expenses including interest to average net assets         1.00%                  1.09%                1.56%
===================================================================================================================================
     Decrease reflected in above expense ratios

       due to expense reimbursements                                      --                     --                 2.36%
===================================================================================================================================
     Ratio of net investment loss to average net assets                (0.17%)                (0.15%)              (0.71%)
===================================================================================================================================
     Portfolio Turnover Rate                                          164.27%                102.10%              178.23%
===================================================================================================================================
   Amount of debt outstanding at end of period                            --                     --                    --

===================================================================================================================================
   Average amount of debt outstanding during the period           $  201,644             $   76,079              $ 8,122
===================================================================================================================================
   Average daily number of shares outstanding during the period    2,135,458              1,107,187               75,460
===================================================================================================================================
   Average amount of debt per share during the period             $     0.09             $     0.07              $  0.11
===================================================================================================================================
   Average Commission Rate Paid                                   $    .0703             $    .0682
============================================================================================================
   (i)Ratios have been annualized; total return has not been annualized.

 (ii)Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1997
================================================================================

                                                           AMERICAN        AMERICAN
                                                             SMALL          INCOME                        AMERICAN       AMERICAN
                                           AMERICAN       CAPITALIZA-         AND           AMERICAN       MIDCAP        LEVERAGED
                                            GROWTH           TION           GROWTH          BALANCED       GROWTH         ALLCAP
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value
    (identified cost*)--see accompany-
    ing schedules of investments        $1,041,875,018   $1,005,657,872    $47,485,499    $16,516,340   $449,822,361   $53,521,548
  Receivable for investment securities
    sold                                    38,186,519       14,720,290             --         98,170      8,118,658            --
  Receivable for shares of beneficial
    interest sold                            1,609,688          571,994         10,887        288,046      2,080,335        27,350
  Interest and dividends receivable            628,356          213,181         30,739         91,708        180,033        29,227
  Other assets                                  54,076           72,082          1,635            588         19,637         2,098
-----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                       1,082,353,657    1,021,235,419     47,528,760     16,994,852    460,221,024    53,580,223
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
    purchased                                8,632,784               --         72,596        359,191     14,824,145            --
  Payable for shares of beneficial
    interest redeemed                          384,274       22,836,324         16,236          1,564         71,782        32,031
  Accrued investment management fees           720,450          737,069         25,803         10,796        317,494        41,299
  Accrued expenses                              87,257           76,118         15,233          9,551         40,903        18,895
-----------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                      9,824,765       23,649,511        129,868        381,102     15,254,324        92,225
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                              $1,072,528,892    $ 997,585,908    $47,398,892    $16,613,750   $444,966,700   $53,487,998
===================================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                        $ 692,612,447    $ 649,850,434    $34,571,756    $13,416,427   $337,701,891   $44,079,890
  Undistributed net investment
    income (accumulated loss)                3,262,091       (7,380,753)       205,238        287,336       (967,068)     (119,678)
  Undistributed net realized gain          198,354,499      131,575,233      5,364,574      1,317,449     38,627,699     2,837,244
  Net unrealized appreciation              178,299,855      223,540,994      7,257,324      1,592,538     69,604,178     6,690,542
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                              $1,072,528,892    $ 997,585,908    $47,398,892    $16,613,750   $444,966,700   $53,487,998
===================================================================================================================================
Shares of beneficial interest
  outstanding--Note 6                       25,081,266       22,801,879      4,314,475      1,544,192     18,403,196     2,308,122
===================================================================================================================================
NET ASSET VALUE PER SHARE               $        42.76    $       43.75    $     10.99    $     10.76   $      24.18   $     23.17
===================================================================================================================================
*Identified cost                        $  863,575,163    $ 782,116,878    $40,228,175    $14,923,802   $380,218,183   $46,831,006
===================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                             AMERICAN        AMERICAN
                                                               SMALL          INCOME                         AMERICAN    AMERICAN
                                              AMERICAN      CAPITALIZA-         AND          AMERICAN         MIDCAP     LEVERAGED
                                               GROWTH          TION           GROWTH         BALANCED         GROWTH      ALLCAP
                                              PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                             $   4,376,996    $   6,637,890     $   99,300    $   372,967   $  1,412,147  $     93,307
    Dividends                                8,330,272        4,707,309        355,467         60,306      1,651,649       296,772
------------------------------------------------------------------------------------------------------------------------------------
      Total Income                          12,707,268       11,345,199        454,767        433,273      3,063,796       390,079
------------------------------------------------------------------------------------------------------------------------------------
  Expenses:
    Management fees-- Note 3(a)              8,988,054       12,582,027        217,844        103,223      3,536,454       399,269
    Interest on line of credit utilized             --               --             --             --             --        17,347
    Custodian fees                             271,226          371,365         20,370         20,876        106,100        27,525
    Transfer agent fees                          2,500            2,500          2,500          2,500          2,500         2,500
    Professional fees                           56,068           54,582          6,099          4,868         25,570         7,082
    Trustees' fees                               4,000            4,000          4,000          4,000          4,000         4,000
    Miscellaneous                              108,224          150,850          8,078          3,151         42,762        11,667
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                         9,430,072       13,165,324        258,891        138,618      3,717,386       469,390
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
  (Loss)                                     3,277,196       (1,820,125)       195,876        294,655       (653,590)      (79,311)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
    Net realized gain on investments       199,900,299      139,147,522      5,378,374      1,319,306     38,971,626     3,587,761
    Net change in unrealized appreciation
      on investments                        49,343,495       22,504,405      4,254,496        756,566     20,863,695     4,257,904
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
        on investments                     249,243,794      161,651,927      9,632,870      2,075,872     59,835,321     7,845,665
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                              $252,520,990     $159,831,802     $9,828,746     $2,370,527    $59,181,731    $7,766,354
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

INCREASE (DECREASE) IN CASH Cash
  flows from operating activities:
  Interest received                                                                                                      $  88,938
  Dividends received                                                                                                       281,113
  Interest paid                                                                                                            (22,317)
  Operating expenses paid                                                                                                 (430,943)
  Disposition (purchase) of short-term securities, net                                                                  (1,021,152)
  Purchase of portfolio securities                                                                                     (83,144,052)
  Proceeds from disposition of portfolio securities                                                                     74,017,676
  Other                                                                                                                     (1,640)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash used in operating activities                                                                            (10,232,377)
------------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Proceeds from shares sold                                                                                             30,458,986
  Payments on shares redeemed                                                                                          (19,312,173)
  Decrease in cash collateral received on securities loaned                                                               (914,436)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                                                         10,232,377
------------------------------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                                                             --
Cash--beginning of year                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
Cash--end of year                                                                                                     $          --
====================================================================================================================================
RECONCILIATION  OF NET  INCREASE IN NET ASSETS TO NET CASH  PROVIDED BY (USED
  IN) OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                                                  $  7,766,354
Increase in investments                                                                                                (10,265,895)
Decrease in receivable for investments sold                                                                                118,367
Increase in interest and dividends receivable                                                                              (20,028)
Net realized gain                                                                                                       (3,587,761)
Net increase in unrealized appreciation                                                                                 (4,257,904)
Increase in accrued expenses                                                                                                16,130
Net increase in other assets                                                                                                (1,640)
------------------------------------------------------------------------------------------------------------------------------------
Net cash used in operating activities                                                                                 $(10,232,377)
====================================================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1996
===============================================================================

                                                                               AMERICAN
                                                               AMERICAN         INCOME                     AMERICAN       AMERICAN
                                              AMERICAN           SMALL            AND        AMERICAN       MIDCAP        LEVERAGED
                                               GROWTH       CAPITALIZATION      GROWTH       BALANCED       GROWTH         ALLCAP
                                              PORTFOLIO        PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)               $  3,277,196    $ (1,820,125)  $   195,876   $   294,655      $ (653,590) $   (79,311)
   Net realized gain on investments            199,900,299     139,147,522     5,378,374     1,319,306      38,971,626    3,587,761
   Net change in unrealized appreciation
     on investments                             49,343,495      22,504,405     4,254,496       756,566      20,863,695    4,257,904
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                           252,520,990     159,831,802     9,828,746     2,370,527      59,181,731    7,766,354
   Dividends to shareholders:
     Net investment income                      (3,760,721)            --       (141,500)     (155,278)       (250,596)          --
     Net realized gains                         (6,810,754)    (54,749,439)   (1,170,590)     (210,546)     (6,110,692)          --
   Net increase (decrease) from
     Shares of beneficial interest
     transactions --Note 6                    (160,448,991)   (577,014,924)   17,971,996     4,123,363      (2,700,477)  10,796,374
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease)                 81,500,524    (471,932,561)   26,488,652     6,128,066      50,119,966   18,562,728
Net Assets
    Beginning of year                          991,028,368   1,469,518,469    20,910,240    10,485,684     394,846,734   34,925,270
-----------------------------------------------------------------------------------------------------------------------------------
    End of year                             $1,072,528,892   $ 997,585,908   $47,398,892   $16,613,750    $444,966,700  $53,487,998
===================================================================================================================================
     Undistributed net investment income
      (accumulated loss)                    $    3,262,091   $  (7,380,753)  $   205,238    $  287,336    $   (967,068) $  (119,678)
===================================================================================================================================



THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                              AMERICAN
                                                              AMERICAN         INCOME                     AMERICAN       AMERICAN
                                           AMERICAN             SMALL            AND        AMERICAN       MIDCAP        LEVERAGED
                                            GROWTH         CAPITALIZATION      GROWTH       BALANCED       GROWTH         ALLCAP
                                           PORTFOLIO          PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              $   3,757,275   $    (1,171,148)   $  139,955     $ 153,453    $    241,899   $  (32,302)
Net realized gain (loss) on investments      10,026,741        74,215,000     1,169,219       215,191       9,953,972     (496,035)
Net change in unrealized appreciation
  (depreciation) on investments              75,821,385       (40,231,403)    1,638,507       327,089      17,131,537    2,028,927
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                            89,605,401        32,812,449     2,947,681       695,733      27,327,408    1,500,590
Dividends to shareholders:
  Net investment income                        (460,331)               --      (229,100)     (324,679)             --           --
  Net realized gains                        (19,459,452)       (4,872,722)   (7,658,484)   (2,173,260)     (5,502,860)    (145,132)
Additional paid-in capital                           --         1,653,352            --            --              --           --
Net increase from
  shares of beneficial
  interest transactions-- Note 6            418,369,211       455,713,242    17,210,684     8,616,721     187,673,423   28,072,726
----------------------------------------------------------------------------------------------------------------------------------
    Total increase                          488,054,829       485,306,321    12,270,781     6,814,515     209,497,971   29,428,184
Net Assets
  Beginning of year                         502,973,539       984,212,148     8,639,459     3,671,169     185,348,763    5,497,086
----------------------------------------------------------------------------------------------------------------------------------
  End of year                             $ 991,028,368    $1,469,518,469  $ 20,910,240   $10,485,684    $394,846,734  $34,925,270
==================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                    $   3,745,616    $   (5,560,628) $    150,862   $   147,959    $    (62,882) $   (40,367)
==================================================================================================================================

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997
===============================================================================


NOTE 1--GENERAL:

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively "the Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a second objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers. The repurchase agreements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At December 31, 1997, the value of securities loaned and collateral received thereon were as follows:

                                     VALUE OF
                                    SECURITIES        VALUE OF
                                      LOANED         COLLATERAL
                                     ---------        ---------
American Growth Portfolio......     $ 6,670,125      $ 6,803,795
American Small Capitalization
  Portfolio....................     112,827,261      115,084,103
American Income and Growth
  Portfolio....................              --               --
American Balanced Portfolio....         105,710          107,725
American MidCap Growth
  Portfolio....................      26,666,918       27,200,993
American Leveraged AllCap
  Portfolio....................         306,725          313,443


(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
DECEMBER 31, 1997
===============================================================================

Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of the Investment Management Agreements (the "Agreements") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio............................      .750%
American Small Capitalization Portfolio..............      .850
American Income and Growth Portfolio.................      .625
American Balanced Portfolio..........................      .750
American MidCap Growth Portfolio.....................      .800
American Leveraged AllCap Portfolio..................      .850

The Agreements further provide that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 1997, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $3,071,710, $3,122,828, $127,386, $23,971,
$1,220,558   and  $146,246,   respectively,   in  connection   with   securities
transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), whereby Services will act as transfer agent for the Fund for a fee of $2,500 per year, per Portfolio, plus out-of-pocket expenses.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1997, were as follows:

                                     PURCHASES          SALES
                                     ---------          -----
American Growth Portfolio......  $1,421,429,296   $1,628,944,088
American Small Capitalization
  Portfolio....................   1,386,863,484    2,010,688,167
American Income and Growth
  Portfolio....................      63,711,933       49,269,370
American Balanced Portfolio....      15,401,391       11,963,812
American MidCap Growth
  Portfolio....................     625,451,561      649,655,141
American Leveraged AllCap
  Portfolio....................      83,144,052       73,899,224


NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. During the year ended December 31, 1997, the American Leveraged AllCap Portfolio had borrowings which averaged $201,644 at a weighted average interest rate of 8.48%.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
DECEMBER 31, 1997
===============================================================================

During the year ended December 31, 1997, transactions of shares of beneficial interest were as follows:

                                        SHARES         AMOUNT
                                        ------         -------
American Growth
  Portfolio:

    Shares sold................      16,488,837    $ 655,951,502
    Dividends reinvested.......         283,342       10,571,475
                                      ---------     ------------
                                     16,772,179      666,522,977

    Shares redeemed............     (20,559,387)    (826,971,968)
                                      ---------     ------------
      Net decrease.............      (3,787,208)  $ (160,448,991)
                                      =========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Small Capitalization
   Portfolio:

    Shares sold................      24,762,826   $1,038,991,957
    Dividends reinvested.......       1,463,106       54,749,439
                                      ---------     ------------
                                     26,225,932    1,093,741,396

    Shares redeemed............     (39,348,743)  (1,670,756,320)
                                      ---------     ------------
      Net decrease.............     (13,122,811)  $ (577,014,924)
                                      =========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Income and Growth
   Portfolio:

    Shares sold................       2,857,584     $ 27,984,376
    Dividends reinvested.......         142,001        1,312,090
                                      ---------     ------------
                                      2,999,585       29,296,466

    Shares redeemed............      (1,167,593)     (11,324,470)
                                      ---------     ------------
      Net increase.............       1,831,992     $ 17,971,996
                                      =========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Balanced
   Portfolio:

    Shares sold................         592,297      $ 6,003,090
    Dividends reinvested.......          38,027          365,824
                                      ---------     ------------
                                        630,324        6,368,914

    Shares redeemed............        (220,624)      (2,245,551)
                                      ---------     ------------
      Net increase.............         409,700      $ 4,123,363
                                      =========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American MidCap Growth
   Portfolio:

    Shares sold................      14,279,060     $328,791,802
    Dividends reinvested.......         297,953        6,361,288
                                      ---------     ------------
                                     14,577,013      335,153,090

    Shares redeemed............     (14,668,073)    (337,853,567)
                                      ---------     ------------
      Net decrease.............         (91,060)    $ (2,700,477)
                                      =========     ============

                                        SHARES         AMOUNT
                                        ------         -------
American Leveraged AllCap
   Portfolio:

    Shares sold................       1,381,000     $ 30,139,481
    Shares redeemed............        (876,756)     (19,343,107)
                                      ---------     ------------
      Net increase.............         504,244     $ 10,796,374
                                      =========     ============


During the year ended December 31, 1996, transactions of shares of beneficial interest were as follows:

                                        SHARES         AMOUNT
                                        ------         -------
American Growth
  Portfolio:

    Shares sold................      19,647,051     $642,965,537
    Dividends reinvested.......         603,264       19,919,783
                                      ---------      -----------
                                     20,250,315      662,885,320

    Shares redeemed............      (7,525,422)    (244,516,109)
                                      ---------      -----------
      Net increase.............      12,724,893     $418,369,211
                                      =========      ===========

                                        SHARES         AMOUNT
                                        ------         -------
American Small Capitalization
   Portfolio:

    Shares sold................      23,962,644     $986,432,069
    Dividends reinvested.......         107,827        4,872,722
                                      ---------      -----------
                                     24,070,471      991,304,791

    Shares redeemed............     (13,122,238)    (535,591,549)
                                      ---------      -----------

      Net increase.............      10,948,233     $455,713,242
                                      =========      ===========

                                        SHARES         AMOUNT
                                        ------         -------
American Income and Growth
   Portfolio:

    Shares sold................       1,280,083     $ 12,357,144
    Dividends reinvested.......       1,064,451        7,887,584
                                      ---------      -----------
                                      2,344,534       20,244,728

    Shares redeemed............        (347,790)      (3,034,044)
                                      ---------      -----------
      Net increase.............       1,996,744       17,210,684
                                      =========      ===========

                                        SHARES         AMOUNT
                                        ------         -------
American Balanced
   Portfolio:

    Shares sold................         701,980$    $  7,239,916
    Dividends reinvested.......         278,167        2,497,939
                                      ---------      -----------
                                        980,147        9,737,855

    Shares redeemed............        (114,847)      (1,121,134)
                                      ---------      -----------
      Net increase.............         865,300      $ 8,616,721
                                      =========      ===========

                                        SHARES         AMOUNT
                                        ------         -------
American MidCap Growth
   Portfolio:

    Shares sold................      16,365,480     $340,608,341
    Dividends reinvested.......         252,773        5,502,860
                                      ---------      -----------
                                     16,618,253      346,111,201

    Shares redeemed............      (7,657,192)    (158,437,778)
                                      ---------      -----------
      Net increase.............       8,961,061     $187,673,423
                                      =========      ===========

                                        SHARES         AMOUNT
                                        ------         -------
American Leveraged AllCap
   Portfolio:

    Shares sold................       2,109,229      $39,694,878
    Dividends reinvested.......           7,221          145,132
                                      ---------      -----------
                                      2,116,450       39,840,010

    Shares redeemed............        (627,954)     (11,767,284)
                                      ---------      -----------
      Net increase.............       1,488,496     $ 28,072,726
                                      =========      ===========

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND
  BOARD OF TRUSTEES OF THE ALGER AMERICAN FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio) as of December 31, 1997, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund as of December 31, 1997, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

New York, New York
February 2, 1998

APPENDIX

Corporate Bond Ratings

    Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With A bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest-rated that qualifies for commercial bank investment. Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes

APPENDIX
(continued)

in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

--------------------------------------------------------------------------------
DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

-------------------------------------------------------------------------------
TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

--------------------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

--------------------------------------------------------------------------------
COUNSEL:
Hollyer Brady Smith Troxell Barrett
  Rockett Hines & Mone LLP
551 Fifth Avenue
New York, N.Y 10176


                                THE |
                              ALGER | MEETING THE CHALLENGE
                           AMERICAN | OF INVESTING
                               FUND |





                                     STATEMENT |
                                 OF ADDITIONAL | MAY 1, 1998
                                   INFORMATION |


--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (l)  Financial Statements included in Part A:

                          Condensed Financial Information

               (2)  Financial Statements included in Part B:

                    (i) Report of Independent Accountants;

                   (ii) Financial Statements as of December 31, 1997 and for the
                        period then ended;


          (b)  Exhibits:


Exhibit No.                   Description of Exhibit
-----------                   ----------------------

  l(a)      Agreement and Declaration of Trust (l) [EDGAR 4/98]

  l(b) Written Consent of the Sole Trustee of the Trust amending the Agreement and Declaration of Trust (1)

  1(c) Amendment to Registrant's Agreement and Declaration of Trust to establish the Alger American Fixed Income Portfolio (3)

  l(d) Certificate of Designation relating to the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  1(e) Certificate of Designation relating to the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  2         By-laws of Registrant (l) [EDGAR 4/98]

  3         Not applicable

Exhibit No.                   Description of Exhibit
-----------                   ----------------------

  4(a) Specimen certificate for shares of beneficial interest in the Alger American Money Market Portfolio, the Alger American Income and Growth Portfolio, the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio (2)

  4(b) Specimen certificate for shares of beneficial interest in the Alger American Fixed Income Portfolio (3)

  4(c) Specimen certificate for shares of beneficial interest in the Alger American Balanced Portfolio (4) [EDGAR 4/98]

  4(d) Specimen certificate for shares of beneficial interest in the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  4(e) Specimen certificate for shares of beneficial interest in the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  5         Investment Management Agreements

  5(a) Investment Management Agreement for the Alger American Balanced Portfolio (4) [EDGAR 4/98]

  5(b) Investment Management Agreement for the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  5(c) Investment Management Agreement for the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  5(d)      Investment   Management  Agreement  for  the  Alger  American  Money
            Market Portfolio (3) [EDGAR 4/98]

  5(e)      Investment   Management  Agreement  for  the  Alger  American Income
            and Growth Portfolio (3) [EDGAR 4/98]

  5(f)      Investment   Management  Agreement  for  the  Alger  American  Small
            Capitalization Portfolio (3) [EDGAR 4/98]

  5(g)      Investment   Management  Agreement  for  the  Alger  American Growth
            Portfolio (3) [EDGAR 4/98]

  6         Distribution Agreement (3) [EDGAR 4/98]

  7         Not applicable

  8(a)      Form of Custody Agreement (2)

  8(b) Form of Supplement to Custody Agreement relating to the Alger American Fixed Income Portfolio (3)

  8(c)      Amendment 1 to Custody Agreement

  9         Transfer Agency Agreement

  10        Opinion of Counsel

  l0(a)     Opinions of Sullivan & Worcester (6)

  11        Consent of Arthur Andersen LLP

  12        Not applicable

  13(a) Purchase Agreement relative to the shares of the Alger American Money Market, Income and Growth, Small Capitalization and Growth Portfolios (2) [EDGAR 4/98]

  13(b) Purchase Agreement relative to the shares of the Alger American Fixed Income Portfolio (3)

  13(c) Purchase Agreement relative to the shares of the Alger American MidCap Growth Portfolio (5) [EDGAR 4/98]

  13(d) Purchase Agreement relative to the shares of the Alger American Leveraged AllCap Portfolio (6) [EDGAR 4/98]

  14        Not applicable

  15        Not applicable

  16 Schedule for computation of performance quotations provided in the Statement of Additional Information

----------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on May 6, 1988.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration Statement ("Pre-Effective Amendment No. 2") filed with the SEC on July 22, 1988.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement ("Post-Effective Amendment No. 1") filed with the SEC on January 23, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement ("Post-Effective Amendment No. 5") filed with the SEC on August 3, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement ("Post-Effective Amendment No. 7") filed with the SEC on March 5, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement ("Post-Effective Amendment No. 9") filed with the SEC on March 2, 1994.

Item 25.  Persons Controlled by or Under Common Control with Registrant

                    None.


Item 26.  Number of Holders of Securities

     Set forth below is information regarding the number of record holders of each class of Registrant's securities as of April 3, 1998.


               Title or Class                        Number of Record Holders
               --------------                        ------------------------
     Alger American Income and Growth Portfolio                  9
     Alger American Small Capitalization Portfolio              53
     Alger American Growth Portfolio                            50
     Alger American Balanced Portfolio                           5
     Alger American MidCap Growth Portfolio                     34
     Alger American Leveraged AllCap Portfolio                  19



Item 27.  Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser


     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to three other open-end investment companies. The list required by this Item 28 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).


Item 29.  Principal Underwriter


     (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Retirement Fund, Spectra Fund and The Alger Fund and has acted as subscription agent for Castle Convertible Fund, Inc.


     (b) The information required by this Item 29 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.

Item 30.  Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory
S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.


Item 31.  Management Services

               Not applicable.


Item 32.  Undertakings

     (a)  Not applicable

     (b)  Not applicable

     (c)  Registrant  hereby  undertakes  to provide its annual  report  without
          charge  to  any   recipient  of  its   Prospectus   who  requests  the
          information.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, Registrant certifies that this Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 9th day of April, 1998.


                                            THE ALGER AMERICAN FUND

                                            By: /s/ David D. Alger
                                                --------------------------------
                                                  David D. Alger, President


ATTEST: /s/ Gregory S. Duch
        -------------------------------
        Gregory S. Duch, Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:



       Signature                     Title                              Date
       ---------                     -----                              ----

/s/ Fred M. Alger III*               Chairman of the Board         April 9, 1998
-------------------------------
      Fred M. Alger III


/s/ David D. Alger                   President and Trustee         April 9, 1998
--------------------------------     (Chief Executive Officer)
      David D. Alger

/s/ Gregory S. Duch                  Treasurer                     April 9, 1998
--------------------------------     (Chief Financial and
      Gregory S. Duch                 Accounting Officer)

/s/ Nathan E. Saint-Amand*           Trustee                       April 9, 1998
--------------------------------
      Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*               Trustee                       April 9, 1998
--------------------------------
      Stephen E. O'Neil

/s/ Arthur M. Dubow*                 Trustee                       April 9, 1998
--------------------------------
      Arthur M. Dubow

/s/ John T. Sargent*                 Trustee                       April 9, 1998
--------------------------------
      John T. Sargent

*/s/ Gregory S. Duch
--------------------------------
*By: Gregory S. Duch
     Attorney-In-Fact

                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                                                     ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ---

                                                                     ---
     Pre-Effective Amendment No.                                     ---



                                                                     ---
     Post-Effective Amendment No. 15                                   X
                                                                     ---




                                     and/or

                                                                     ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ---



                                                                     ---
     Amendment No. 17                                                  x
                                                                     ---




                        (Check appropriate box or boxes)

                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS

Exhibit                                                                                    Page Number in Sequential
  No.                                                                                            Number System
------                                                                                     -------------------------

  l(a)      Agreement and Declaration of Trust .........................................

  l(d)      Certificate of Designation relating to the Alger American MidCap
            Growth Portfolio ...........................................................

  1(e)      Certificate of Designation relating to the Alger American Leveraged
            AllCap Portfolio ...........................................................

  2         By-laws of Registrant ......................................................

  4(a)      Specimen certificate for shares of beneficial interest in the Alger
            American Money Market Portfolio, the Alger American Income and
            Growth Portfolio, the Alger American Small Capitalization Portfolio
            and the Alger American Growth Portfolio ....................................

  4(c)      Specimen certificate for shares of beneficial interest in the Alger
            American Balanced Portfolio ................................................

  4(d)      Specimen certificate for shares of beneficial interest in the Alger
            American MidCap Growth Portfolio ...........................................

  4(e)      Specimen  certificate for shares of beneficial interest in the Alger
            American Leveraged AllCap Portfolio ........................................

  5(a)      Investment  Management  Agreement  for the Alger  American  Balanced
            Portfolio ..................................................................

  5(b)      Investment Management Agreement for the Alger American MidCap Growth
            Portfolio ..................................................................

  5(c)      Investment  Management  Agreement for the Alger  American  Leveraged
            AllCap Portfolio ...........................................................

  5(d)      Investment   Management  Agreement  for  the  Alger  American  Money
            Market Portfolio ...........................................................

  5(e)      Investment   Management  Agreement  for  the  Alger  American Income
            and Growth Portfolio .......................................................

  5(f)      Investment   Management  Agreement  for  the  Alger  American  Small
            Capitalization Portfolio ...................................................

  5(g)      Investment   Management  Agreement  for  the  Alger  American Growth
            Portfolio ..................................................................

  6         Distribution Agreement .....................................................

  8(a)      Form of Custody Agreement ..................................................

  8(c)      Amendment 1 to Custody Agreement............................................

  9         Transfer Agency Agreement ..................................................

  l0(a)     Opinions of Sullivan & Worcester ...........................................

  11        Consent of Arthur Andersen LLP .............................................

  13(a)     Purchase Agreement relative to the shares of the Alger American
            Money Market, Income and Growth, Small Capitalization and Growth
            Portfolios .................................................................

  13(c)     Purchase Agreement relative to the shares of the Alger American
            MidCap Growth Portfolio ....................................................

  13(d)     Purchase Agreement relative to the shares of the Alger American
            Leveraged AllCap Portfolio .................................................
